UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07840

                              SCHRODER SERIES TRUST
               (Exact name of registrant as specified in charter)
                                    ________


                          875 Third Avenue, 22nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                              Schroder Series Trust
                                  P.O. Box 8507
                                Boston, MA 02266
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: JANUARY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
   SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

   Shares                                                             Value $
------------                                                       ------------
               COMMON STOCK -- 97.2%
               AUSTRALIA -- 5.8%
      16,980   Abacus Property Group (3)                                 21,780
       3,712   Amcor (3)                                                 23,127
       6,447   Aspen Group (3)                                           10,681
       3,670   Ausdrill (3)                                               6,315
       6,429   BlueScope Steel (3)                                       59,610
       4,387   Boral (3)                                                 23,894
       2,169   Caltex Australia (3)                                      31,085
      10,757   Centro Retail Group (3)                                    4,554
       2,895   Challenger Financial Services Group (3)                    9,310
       1,973   City Pacific (3)                                           5,309
      19,599   Commonwealth Property Office Fund (3)                     24,869
       1,424   Crane Group (3)                                           18,943
       8,799   CSR (3)                                                   24,923
      20,282   Goodman Fielder (3)                                       31,150
       6,051   Hastings Diversified Utilities Fund (3)                   15,134
      16,510   ING Industrial Fund (3)                                   30,179
      19,042   ING Office Fund (3)                                       22,012
       4,628   Macquarie Airports Management (3)                         16,320
      14,837   Macquarie CountryWide Trust (3)                           20,093
      14,897   Macquarie DDR Trust (3)                                    9,328
      21,040   Macquarie Office Trust (3)                                21,706
       2,959   McPherson's (3)                                            8,391
       3,790   Minara Resources (3)                                      17,166
       4,452   Mirvac Real Estate Investment Trust (3)                    4,849
      11,656   Pacific Brands (3)                                        29,987
       1,841   Port Bouvard (3)                                           2,521
       7,963   Qantas Airways (3)                                        33,810
       6,832   Ridley (3)                                                 7,114
      10,664   Rubicon America Trust (3)                                  4,120
       3,225   Santos (3)                                                35,388
         992   Spotless Group (3)                                         3,378
         125   Stockland                                                    825
      14,080   Telstra (3)                                               55,412
       1,554   Timbercorp (3)                                             1,534
       7,449   Tishman Speyer Office Fund (3)                             8,868
       2,028   Westfield Group (3)                                       34,101
       3,245   Zinifex (3)                                               30,730
                                                                   ------------
                                                                        708,516
               AUSTRIA -- 1.0%
         159   Agrana Beteiligungs (3)                                   16,392
         587   OMV (3)                                                   42,340
       2,101   Telekom Austria (3)                                       59,193
                                                                   ------------
                                                                        117,925
               BELGIUM -- 3.3%
       1,221   Belgacom (3)                                              59,710
          70   Cofinimmo REIT (3)                                        13,650
         154   Compagnie d'Entreprises CFE (3)                           13,283
         656   Cumerio (3)                                               29,019
         545   Delhaize Group (3)                                        41,730
       1,843   Dexia (3)                                                 44,746
       1,113   Euronav (3)                                               41,169
         627   Fortis (3)                                                14,024
         136   Intervest Offices REIT (3)                                 5,858
         298   KBC Groep (3)                                             38,045

   Shares                                                             Value $
------------                                                       ------------
         615   Mobistar (3)                                              57,879
          46   Retail Estates (3)                                         2,674
         205   Solvay (3)                                                25,759
         321   Tessenderlo Chemie (3)                                    13,878
          66   Wereldhave Belgium REIT (3)                                5,054
                                                                   ------------
                                                                        406,478
               BERMUDA -- 0.8%
       1,355   Catlin Group (3)                                           9,870
       1,200   Frontline (3)                                             51,441
       4,920   Hiscox (3)                                                27,152
       2,174   Lancashire Holdings (3)                                   12,616
                                                                   ------------
                                                                        101,079
               BRAZIL -- 1.1%
         600   Banco Nossa Caixa                                          7,891
         500   Brasil Telecom Participacoes ADR                          34,910
         800   CPFL Energia                                              13,770
         700   EDP - Energias do Brasil                                   9,357
       1,100   Telecomunicacoes de Sao Paulo ADR                         30,503
       1,400   Telegraph Norte Leste Participacoes
                  ADR                                                    36,400
                                                                   ------------
                                                                        132,831
               BRITISH VIRGIN ISLANDS -- 0.0%
       5,357   Livermore Investments Group (3)                            3,557
                                                                   ------------
               CANADA -- 7.1%
       3,400   Amerigo Resources                                          8,164
         400   Atco Class I                                              20,405
         981   Baytex Energy Trust                                       17,638
       1,400   BCE                                                       48,694
       1,600   Bell Aliant Regional Communications                       44,970
       1,700   Biovail                                                   23,221
         900   Bonavista Energy Trust                                    24,578
       1,400   Boralex Power Income Fund                                  8,578
         300   Canadian Imperial Bank of Commerce                        21,894
       1,100   Emera                                                     23,661
         900   Empire Class A                                            35,419
       1,350   Enerplus Resources Fund                                   52,191
         800   Focus Energy Trust                                        12,849
         500   Fording Canadian Coal Trust                               22,417
       1,442   GAZ Metro LP                                              22,326
       2,040   Gerdau Ameristeel                                         25,357
       1,000   InnVest REIT                                               9,286
         600   Laurentian Bank of Canada                                 21,443
         300   Magna International Class A                               23,565
         600   Manitoba Telecom Services                                 25,645
       1,700   Methanex                                                  42,699
       1,500   Mullen Group Income Fund                                  23,986
       3,000   Norbord                                                   18,800
         800   Northbridge Financial                                     28,048
         718   Parkland Income Fund                                       9,636
       1,100   Phoenix Technology Income Fund                             9,754
       1,000   Power Corp. of Canada                                     35,469
       1,000   Precision Drilling Trust                                  17,246
       1,900   Progress Energy Trust                                     22,148
       1,400   Provident Energy Trust                                    13,934


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

   Shares                                                             Value $
------------                                                       ------------
         600   Quebecor World (1)                                           176
       1,100   Rothmans                                                  26,566
       2,200   Superior Plus Income Fund                                 24,264
       1,000   TELUS                                                     43,479
       1,600   Total Energy Services Trust                                8,895
       1,400   TransForce Income Fund                                    12,972
         700   Trinidad Energy Services Income Trust                      6,242
         700   Vicwest Income Fund                                        8,160
         500   West Fraser Timber                                        16,066
         900   Yellow Pages Income Fund                                  10,769
                                                                   ------------
                                                                        871,610
               CHILE -- 0.1%
         200   Administradora de Fondos de
                  Pensiones Provida ADR                                   7,350
       1,269   Embotelladora Andina                                       3,637
                                                                   ------------
                                                                         10,987
               CHINA -- 0.1%
      13,000   People's Food Holdings (3)                                 8,746
       4,500   Weiqiao Textile Class H (3)                                5,719
                                                                   ------------
                                                                         14,465
               DENMARK -- 0.5%
         150   Amagerbanken (3)                                           5,557
       1,050   D/S Torm (3)                                              33,820
         300   TrygVesta (3)                                             21,826
                                                                   ------------
                                                                         61,203
               FINLAND -- 2.0%
         435   Atria Group (3)                                           10,407
       1,430   Huhtamaki (3)                                             17,065
         400   Kesko B Shares (3)                                        20,536
          38   Lemminkainen (1)(3)                                        1,651
       1,514   Neste Oil (3)                                             48,615
       1,807   Outokumpu (3)                                             57,299
       1,242   PKC Group (3)                                             15,557
         600   Rautaruukki (3)                                           24,850
       2,248   Stora Enso R Shares (3)                                   31,256
         905   UPM-Kymmene (3)                                           17,158
                                                                   ------------
                                                                        244,394
               FRANCE -- 7.3%
       1,300   Air France-KLM (3)                                        36,267
       1,241   AXA (3)                                                   42,625
         439   BNP Paribas (3)                                           43,546
         440   Bongrain (3)                                              38,968
         588   Bouygues (3)                                              45,334
         417   Casino Guichard-Perrachon (3)                             46,132
         462   CNP Assurances (3)                                        56,496
         138   Compagnie Plastic-Omnium (3)                               6,062
       1,393   Credit Agricole (3)                                       42,867
         201   Esso Ste Anonyme Francaise (3)                            46,443
         946   Etablissements Maurel et Prom (3)                         16,565
       1,617   France Telecom (3)                                        57,028
       2,487   Natixis (3)                                               42,241
         463   Nexity (3)                                                21,244
         479   Peugeot (3)                                               35,459
         254   Pierre & Vacances (3)                                     26,571
         478   Rallye                                                    26,753
         403   Renault (3)                                               45,997

   Shares                                                             Value $
------------                                                       ------------
       1,864   Rexel (1)(3)                                              30,059
         318   Societe Generale (3)                                      39,945
         169   Ste Industrielle d'Aviation Latecoere (3)                  4,079
         719   TOTAL (3)                                                 52,328
          39   Total Gabon (3)                                           23,978
         949   Valeo (3)                                                 35,067
         824   Vivendi (3)                                               33,204
                                                                   ------------
                                                                        895,258
               GERMANY -- 6.2%
         187   Allianz (3)                                               33,329
          48   Allianz (1)(3)                                             8,652
         220   AMB Generali Holding (3)                                  31,669
         365   BASF (3)                                                  47,538
         765   Bayerische Motoren Werke (3)                              42,009
          61   Boewe Systec                                               1,932
         525   DaimlerChrysler (3)                                       41,055
         440   Deutsche Bank (3)                                         49,525
       2,001   Deutsche Lufthansa (3)                                    47,974
       1,416   Deutsche Post (3)                                         45,686
       2,495   Deutsche Telekom (3)                                      51,107
         240   E.ON (3)                                                  44,198
         926   Hannover Rueckversicherung (3)                            41,404
         268   HCI Capital (3)                                            5,794
         324   Heidelberger Druckmaschinen (3)                            8,790
         906   IKB Deutsche Industriebank (3)                             9,137
         455   Indus Holding (3)                                         13,950
         286   Kloeckner (3)                                             11,944
         285   Koenig & Bauer (3)                                         7,048
         848   Leoni (3)                                                 35,194
         130   MPC Muenchmeyer Petersen Capital (3)                       8,333
         269   Muenchener Rueckversicherungs (3)                         48,330
         573   Norddeutsche Affinerie (3)                                25,131
         383   RWE (3)                                                   47,015
         125   Schlott Gruppe (3)                                         2,811
         256   Sixt (3)                                                   9,915
         691   ThyssenKrupp (3)                                          33,783
                                                                   ------------
                                                                        753,253
               GUERNSEY -- 0.1%
       5,219   ISIS Property Trust 2                                      9,604
                                                                   ------------
               HONG KONG -- 2.6%
      14,000   CCT Telecom Holdings (3)                                   2,031
      66,822   Champion Technology Holdings (3)                          11,585
       6,000   CLP Holdings (3)                                          47,732
      16,000   Fountain SET Holdings                                      3,181
       2,000   Guoco Group (3)                                           23,716
       7,000   HongKong Electric Holdings (3)                            39,945
      30,000   Hung Hing Printing Group (3)                              11,843
       1,600   Jardine Matheson Holdings (3)                             41,047
       3,500   Kingboard Chemical Holdings (3)                           14,601
      22,000   Lerado Group Holdings                                      2,201
       3,000   Orient Overseas International (3)                         18,281
      28,000   Pacific Andes International Holdings (3)                   5,456
       2,781   Prosperity Minerals Holdings                               7,680
      18,000   Public Financial Holdings (3)                             13,753
      43,000   Samson Holding                                             8,088


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

   Shares                                                             Value $
------------                                                       ------------
      24,000   Silver Grant International (3)                             4,012
      30,000   SIM Technology Group (3)                                   5,008
      48,000   Sinolink Worldwide Holdings (3)                            7,691
      14,000   TPV Technology (3)                                         8,954
       4,400   Transport International Holdings (3)                      19,527
       5,000   Varitronix International (3)                               3,257
       3,000   VTech Holdings (3)                                        17,298
                                                                   ------------
                                                                        316,887
               HUNGARY -- 0.3%
       5,413   Magyar Telekom
                  Telecommunications (3)                                 26,475
          38   MOL Hungarian Oil & Gas (3)                                5,121
                                                                   ------------
                                                                         31,596
               IRELAND -- 0.8%
       1,501   Bank of Ireland (3)                                       22,004
       2,733   C&C Group (3)                                             18,334
         753   FBD Holdings (3)                                          31,962
       1,959   Irish Life & Permanent (3)                                31,397
                                                                   ------------
                                                                        103,697
               ISRAEL -- 1.3%
       3,959   Bank Hapoalim (3)                                         18,496
       4,582   Bank Leumi Le-Israel (3)                                  23,000
      15,580   Bezeq Israeli Telecommunication (3)                       28,926
         573   Blue Square-Israel (3)                                     7,212
          46   Delek Group(3)                                             8,748
       1,027   Gazit Globe (3)                                            9,752
         232   IDB Development (3)                                        7,004
         361   IDB Holding (3)                                           10,173
       5,619   Migdal Insurance & Financial
                  Holding (3)                                             9,229
       1,840   Mizrahi Tefahot Bank (3)                                  15,107
         743   Partner Communications (3)                                15,641
                                                                   ------------
                                                                        153,288
               ITALY -- 5.1%
       3,453   Banca Popolare di Milano (3)                              43,650
         291   Banco di Sardegna (3)                                      6,230
       1,371   Banco Popolare (1)(3)                                     27,630
       2,182   Caltagirone (3)                                           17,367
       8,978   Cofide (3)                                                11,523
       5,016   Enel (3)                                                  55,713
       1,487   ENI (3)                                                   48,078
         415   ERG (3)                                                    6,749
       1,754   Ergo Previdenza (3)                                       10,236
       1,078   Fondiaria (3)                                             44,427
       3,269   GreenergyCapital (1)(2)(3)                                    34
         802   Indesit (3)                                               11,349
       7,679   Intesa Sanpaolo (3)                                       54,650
         204   Italmobiliare (3)                                         17,311
       3,269   KME Group (1)(3)                                           5,944
       1,516   Mediolanum (3)                                             9,971
       1,746   Milano Assicurazioni (3)                                  11,251
       3,113   Navigazione Montanari (3)                                 10,664
         171   Pirelli & C Real Estate (3)                                6,839
       6,859   Premuda (3)                                               12,451
       3,710   Snam Rete Gas (3)                                         24,601
      17,470   Telecom Italia (3)                                        53,063
      11,395   Terna Rete Elettrica Nazionale (3)                        47,830
       1,861   Unione di Banche Italiane (3)                             46,535

   Shares                                                             Value $
------------                                                       ------------
      13,810   Unipol (3)                                                38,947
                                                                   ------------
                                                                        623,043
               JAPAN -- 12.6%
       3,500   Aeon Credit Service (3)                                   52,824
       3,000   Ando (3)                                                   4,492
       3,000   Arnest One (3)                                            12,079
       1,000   Central Finance (3)                                        2,274
         500   Century Leasing System (3)                                 4,575
       4,000   Chuo Mitsui Trust Holdings                                27,891
          12   C's Create (3)                                             2,111
           1   DA Office Investment (3)                                   5,415
       2,000   Daihatsu Motor (3)                                        20,542
       8,000   Daikyo (3)                                                21,610
       4,000   Dainippon Screen Manufacturing (3)                        20,066
       1,000   Daio Paper (3)                                             8,124
       1,000   Denki Kogyo (3)                                            5,761
          44   Dynacity (3)                                               1,496
         800   Eisai (3)                                                 33,121
          13   Fintech Global (3)                                         1,150
         600   Fuji (3)                                                   2,095
       9,000   Fuji Heavy Industries (3)                                 36,142
       1,000   Furukawa-Sky Aluminum (3)                                  2,373
         600   Furusato Industries (3)                                    6,422
         500   Fuyo General Lease (3)                                    13,725
       2,000   Godo Steel (3)                                             4,431
           2   Grandy House (3)                                             602
         360   Gulliver International (3)                                17,167
         600   Hakuto (3)                                                 6,042
       2,000   Hanwa (3)                                                  7,986
       1,500   Hitachi Capital (3)                                       20,069
       1,000   Hokkaido Electric Power (3)                               21,942
         900   Honda Motor (3)                                           27,840
          12   Hoosiers (3)                                               4,361
       4,000   Ichiken (3)                                                8,727
         900   Japan Electronic Materials (3)                             8,627
         600   Kaga Electronics (3)                                       7,662
       1,700   Kansai Electric Power (3)                                 42,408
       2,000   Kasai Kogyo (3)                                            5,432
         700   Kojima (3)                                                 3,352
         200   Kyoshin Technosonic (3)                                    1,436
         900   Kyushu Electric Power (3)                                 22,770
         300   Meiwa Estate (3)                                           2,645
       1,000   Mikuni (3)                                                 3,207
       4,000   Mitsubishi Tanabe Pharma (3)                              48,349
         600   Muto Seiko (3)                                             4,804
       1,100   NAC (3)                                                    9,306
       3,000   Nakayama Steel Works (3)                                   5,888
         700   NEC Leasing (3)                                            8,607
         200   NEC Mobiling (3)                                           3,218
       1,000   Nippon Denwa Shisetsu (3)                                  2,975
       3,000   Nippon Formula Feed Manufacturing (3)                      3,227
       3,000   Nippon Light Metal (3)                                     5,253
       6,000   Nippon Mining Holdings (3)                                35,573
          15   Nippon Paper Group (3)                                    35,451
          12   Nippon Telegraph & Telephone (3)                          57,128
       1,000   Nipro (3)                                                 20,073


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

   Shares                                                             Value $
------------                                                       ------------
       5,000   Nissan Motor (3)                                          46,715
       2,000   Nissan Shatai (3)                                         15,093
       6,000   Nissin Sugar Manufacturing (3)                            12,596
         700   Nittan Valve (3)                                           3,553
          30   NTT DoCoMo (3)                                            47,444
           2   Okinawa Cellular Telephone (3)                             3,794
       1,000   Oriental Yeast (3)                                         5,219
         400   Osaka Steel (3)                                            4,952
         600   Otsuka Kagu                                                7,072
       2,000   Pacific Industrial (3)                                     8,599
       1,000   Pacific Metals (3)                                         7,858
          29   Resona Holdings (3)                                       46,714
         500   Ricoh Leasing (3)                                         11,078
       3,000   San-Ai Oil (3)                                             9,481
         100   Sanei-International (3)                                    1,488
       1,200   Sanoh Industrial (3)                                       8,340
         900   Sato Shoji (3)                                             6,576
         500   SES (3)                                                    2,210
         600   Shinhokoku Steel (3)                                       3,003
       3,400   Showa Shell Sekiyu (3)                                    29,779
         500   Shuei Yobiko (3)                                           2,844
       3,300   Sojitz (3)                                                11,437
       6,000   Sumikin Bussan (3)                                        19,727
           8   Tact Home (3)                                              3,294
       4,000   Taihei Kogyo (3)                                          21,565
       1,100   Taiho Kogyo (3)                                           14,770
      13,000   Taisei (3)                                                38,248
         400   Takachiho Electric (3)                                     4,359
          11   Take & Give Needs (3)                                      1,595
         900   Takeda Pharmaceutical (3)                                 54,975
       4,000   Takisawa Machine Tool (3)                                  5,524
       2,000   TBK (3)                                                    9,038
         400   Tohoku Electric Power (3)                                  9,423
       2,000   Tokai (3)                                                  8,186
       1,000   Tokai Lease (3)                                            1,516
       5,000   Tokai Tokyo Securities (3)                                22,590
       1,700   Tokyo Electric Power (3)                                  44,106
       7,000   Tokyo Gas (3)                                             32,895
       4,000   Tomoku (3)                                                 7,281
       5,000   Tonichi Carlife Group                                      5,315
       4,000   Toppan Printing (3)                                       40,124
       3,000   Toshiba TEC (3)                                           19,104
       3,000   Tosho Printing (3)                                         6,577
       4,500   Towa Real Estate Development (3)                           6,483
       1,700   Toyota Auto Body (3)                                      26,456
         400   Toyota Motor (3)                                          21,664
       1,000   Trinity Industrial (3)                                     6,123
       1,700   Unipres (3)                                               14,242
         200   USC (3)                                                    2,616
       1,000   Yachiyo Industry (3)                                      10,971
       1,800   Yamaha Motor (3)                                          41,334
         300   Yorozu (3)                                                 4,057
                                                                   ------------
                                                                      1,540,849
               LIECHTENSTEIN -- 0.2%
         225   Liechtenstein Landesbank (3)                              19,483
                                                                   ------------

   Shares                                                             Value $
------------                                                       ------------
               MALAYSIA -- 0.6%
       8,400   Hong Leong Financial Group (3)                            12,801
       5,300   Lingui Development (3)                                     2,398
       9,700   Padiberas Nasional (3)                                     6,266
       6,200   Petronas Dagangan (3)                                     15,712
       4,000   Shell Refining (3)                                        13,768
       2,000   Telekom Malaysia (3)                                       7,050
      14,000   Titan Chemicals (3)                                        5,899
       4,400   WTK Holdings (3)                                           3,023
      15,080   YTL Power International (3)                               11,789
                                                                   ------------
                                                                         78,706
               MEXICO -- 0.5%
       1,600   Alfa Class A                                               9,851
       9,700   Embotelladoras Arca                                       30,810
       3,800   Gruma                                                     10,266
       7,500   Grupo Continental                                         16,341
                                                                   ------------
                                                                         67,268
               NETHERLANDS -- 4.2%
       2,705   Aegon (3)                                                 40,411
       1,247   Corporate Express (3)                                      7,236
         863   Grontmij (3)                                              25,945
       1,040   Heineken Holding (3)                                      53,055
       1,502   ING Groep (3)                                             48,938
         253   KAS Bank (3)                                               8,190
         447   Koninklijke (3)                                           18,870
         461   Nieuwe Steen Investments Funds (3)                        12,319
       2,430   OCE (3)                                                   48,868
       1,363   Royal Dutch Shell A Shares (3)                            48,864
       1,419   Royal Dutch Shell B Shares (3)                            49,311
       2,886   Royal KPN (3)                                             52,378
       2,249   SNS Reaal (3)                                             42,606
         219   USG People (3)                                             4,590
         446   Vastned Offices/Industrial (3)                            13,326
         235   Vastned Retail REIT (3)                                   23,112
         105   Wereldhave (3)                                            11,705
                                                                   ------------
                                                                        509,724
               NEW ZEALAND -- 0.5%
      12,870   Air New Zealand (3)                                       18,525
       2,955   Fisher & Paykel Appliances Holdings (3)                    6,549
       1,497   Fletcher Building (3)                                     11,970
       7,801   ING Property Trust (3)                                     6,407
       1,780   Steel & Tube Holdings (3)                                  5,428
       2,607   Telecom Corp. of New Zealand (3)                           8,233
                                                                   ------------
                                                                         57,112
               NORWAY -- 2.9%
       9,000   ABG Sundal Collier (3)                                    16,219
         800   Acta Holding (3)                                           3,190
         640   Aker A Shares (3)                                         33,690
       1,000   Aker Yards (3)                                             9,009
       1,900   BW Gas (3)                                                18,911
       1,500   Cermaq (3)                                                15,405
       1,900   DnB NOR (3)                                               24,862
         900   Leroy Seafood Group (3)                                   16,464
       1,400   Norsk Hydro (3)                                           16,794
       2,000   Norske Skogindustrier (3)                                 11,520


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

   Shares                                                             Value $
------------                                                       ------------
         200   Odfjell (3)                                                2,980
       2,066   Sparebank 1 SR Bank (3)                                   23,108
       2,400   Sparebanken Midt-Norge (3)                                29,561
         350   Sparebanken More (3)                                      15,924
         250   Sparebanken Nord-Norge (3)                                 4,993
       1,907   Statoil (3)                                               50,271
       2,000   Telenor (3)                                               41,465
       2,200   Veidekke (3)                                              19,635
                                                                   ------------
                                                                        354,001
               PHILIPPINES -- 0.5%
      10,700   First Gen (3)                                             12,308
       6,500   First Philippine Holdings (3)                              8,406
         400   Globe Telecom (3)                                         15,614
         200   Philippine Long Distance
                  Telephone ADR                                          15,050
      24,400   Universal Robina (3)                                       8,012
                                                                   ------------
                                                                         59,390
               POLAND -- 0.5%
         214   Bank BPH (3)                                               8,489
         510   KGHM Polska Miedz (3)                                     19,499
       4,052   Telekomunikacja Polska (3)                                38,921
                                                                   ------------
                                                                         66,909
               PORTUGAL -- 0.5%
       3,151   Portugal Telecom (3)                                      40,589
       1,886   Semapa-Sociedade de
                  Investimento e Gestao (3)                              22,097
                                                                   ------------
                                                                         62,686
               RUSSIA -- 0.2%
          48   LUKOIL ADR                                                 3,240
         700   Vimpel-Communications ADR                                 24,108
                                                                   ------------
                                                                         27,348
               SINGAPORE -- 1.2%
       9,000   Allco Commercial REIT (3)                                  4,292
      17,000   Beyonics Technology (3)                                    3,418
       8,000   HTL International Holdings (3)                             2,249
       1,000   Jardine Cycle & Carriage (3)                              13,978
      18,000   Jurong Technologies Industrial (3)                         4,759
       8,000   Kim Eng Holdings (3)                                      10,874
      26,800   MobileOne (3)                                             35,871
       3,733   Singapore Airlines (3)                                    41,136
       6,000   Singapore Petroleum (3)                                   26,982
       2,000   Wing Tai Holdings (3)                                      3,313
                                                                   ------------
                                                                        146,872
               SOUTH AFRICA -- 0.8%
       3,056   African Bank Investments (3)                              11,544
         481   Astral Foods (3)                                           7,647
       1,003   JD Group (3)                                               5,156
       1,227   Liberty Group (3)                                         12,135
         449   Liberty Holdings (3)                                      11,438
       6,245   Metropolitan Holdings (3)                                 11,396
       4,750   Nampak (3)                                                11,434
         219   Nedbank Group (3)                                          3,259
       1,129   Telkom (3)                                                21,645
                                                                   ------------
                                                                         95,654

   Shares                                                             Value $
------------                                                       ------------
               SOUTH KOREA -- 2.3%
         160   Cambridge Members (3)                                      3,601
         660   Chokwang Paint (1)(3)                                      1,753
         200   Dae Won Kang Up (3)                                        3,798
         121   GS Home Shopping (3)                                       7,647
       1,120   Hanil E-Wha (1)(3)                                         2,581
         190   Hyundai Motor (3)                                         14,971
         160   INTOPS (3)                                                 3,617
         190   Kolon Engineering & Construction (1)(3)                    2,328
         112   Kookmin Bank (3)                                           7,370
         160   Korea Development (3)                                      2,866
         810   Korea Electric Power (1)(3)                               32,615
       1,200   KT ADR                                                    31,860
       1,010   KT Freetel (1)(3)                                         30,703
         650   LG Dacom (3)                                              13,155
          72   LS Cable (3)                                               5,546
          86   Nong Shim Holdings (3)                                     6,793
         270   Poongsan (1)(3)                                            4,758
         210   Pusan City Gas (3)                                         5,030
         250   Seowon (3)                                                 2,359
         220   SK Energy (3)                                             26,994
       1,200   SK Telecom ADR                                            29,796
         580   SL (3)                                                     4,919
         399   S-Oil (3)                                                 27,921
       1,020   Tae Kyung Industrial (3)                                   3,576
                                                                   ------------
                                                                        276,557
               SPAIN -- 1.3%
       1,900   Banco Santander Central Hispano                           33,417
       4,100   Mapfre (3)                                                16,739
       1,567   Repsol (3)                                                50,116
       1,801   Telefonica (3)                                            52,650
                                                                   ------------
                                                                        152,922
               SWEDEN -- 3.5%
         750   Axfood (3)                                                28,697
       1,800   BE Group (3)                                              15,076
         600   Bilia A Shares (3)                                         8,805
       1,950   Boliden (3)                                               17,878
       2,300   Brostrom B Shares (3)                                     18,317
       1,000   D Carnegie (3)                                            14,537
       2,000   Electrolux Series B (3)                                   31,478
       1,700   Fabege (3)                                                16,403
         600   Haldex (3)                                                 8,415
         300   Holmen B Shares (3)                                       10,052
         900   KappAhl Holding (3)                                        6,784
       2,500   Klovern (3)                                                9,574
       2,200   Kungsleden (3)                                            23,986
       1,300   NCC B Shares (3)                                          28,392
       1,400   Ratos B Shares (3)                                        36,103
         900   Svenska Cellulosa B Shares (3)                            14,473
      16,000   Telefonaktiebolaget LM Ericsson (3)                       36,453
       6,000   TeliaSonera (3)                                           53,354
         800   Trelleborg B Shares (3)                                   14,630
       2,500   Volvo A Shares (3)                                        33,672
                                                                   ------------
                                                                        427,079
               SWITZERLAND -- 2.6%
         119   Baloise Holding (3)                                       10,577


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

   Shares                                                             Value $
------------                                                       ------------
         190   Basler Kantonalbank (3)                                   20,245
         144   Bellevue Group(3)                                         10,174
         554   Ciba Specialty Chemicals (3)                              22,527
         391   Credit Suisse Group (3)                                   22,263
          32   Georg Fischer (3)                                         14,017
          32   Helvetia Holding (3)                                      11,569
          15   Schweizerische
                  National-Versicherungs-Gesellschaft (3)                10,985
         120   Swiss Life Holding (3)                                    29,142
         524   Swiss Reinsurance (3)                                     39,371
         138   Swisscom (3)                                              55,089
          70   Valora Holding (3)                                        16,292
         189   Zurich Financial Services (3)                             54,117
                                                                   ------------
                                                                        316,368
               TAIWAN -- 2.9%
      25,750   China Steel (3)                                           36,433
      12,000   Chung Hung Steel (3)                                       6,519
      14,000   Chunghwa Telecom (3)                                      29,805
       1,100   Chunghwa Telecom ADR                                      23,133
       2,000   Compal Communications (3)                                  4,017
      30,150   Compal Electronics (3)                                    25,963
       9,100   Coretronic (3)                                             9,279
      12,000   DA CIN Construction (3)                                    5,260
       7,000   Dah San Electric Wire & Cable (3)                          2,204
         880   Eclat Textile (3)                                            445
      23,000   Far EasTone Telecommunications (3)                        28,429
      11,000   First Insurance (3)                                        4,852
      12,000   Hung Sheng Construction (3)                                8,284
      14,000   Inotera Memories (3)                                      11,712
      13,198   King Yuan Electronics (3)                                  5,603
       7,000   Marketech International (3)                                3,288
       3,000   Mirle Automation (3)                                       3,457
      15,109   Mitac International (3)                                   11,170
      34,599   Nanya Technology (3)                                      19,243
      11,218   POU Chen (3)                                               8,466
      45,040   Powerchip Semiconductor (3)                               18,624
       3,000   Promate Electronic (3)                                     2,617
      32,000   ProMOS Technologies (3)                                    7,975
       4,000   Quanta Computer (3)                                        4,720
       9,000   Sheng Yu Steel (3)                                         7,874
      16,000   Sinon (3)                                                  4,867
       8,000   Taiwan Mobile (3)                                         11,568
       3,000   TSRC (3)                                                   3,414
       4,000   Unitech Printed Circuit Board (3)                          2,918
      22,309   United Microelectronics                                   12,037
       3,600   United Microelectronics ADR                               11,088
      25,000   Walsin Lihwa (3)                                          10,634
      11,000   Weikeng Industrial (3)                                     5,830
       7,000   WT Microelectronics (3)                                    6,028
                                                                   ------------
                                                                        357,756
               THAILAND -- 0.5%
      36,800   CalComp Electronics Thailand                               6,691
       8,000   Hana Microelectronics (3)                                  4,640
      20,900   MCS Steel (3)                                              2,313
       3,800   Padaeng Industry (3)                                       3,759
       5,100   Precious Shipping (3)                                      4,185

   Shares                                                             Value $
------------                                                       ------------
       4,400   Regional Container Lines (3)                               3,369
       1,600   Siam Cement (3)                                           10,347
       3,600   Thai Airways International (3)                             3,690
      11,800   Thai Plastic & Chemical (3)                                6,909
      16,500   Thai Union Frozen Products (3)                            10,028
      83,500   Thainox Stainless (1)(3)                                   2,971
       5,900   Thanachart Capital (3)                                     2,561
                                                                   ------------
                                                                         61,463
               TURKEY -- 0.5%
       1,700   Aksa Akrilik Kimya (3)                                     2,788
       1,198   Arcelik (3)                                                6,985
       2,011   Bolu Cimento (3)                                           2,931
       1,120   Componenta Doktas Dokumculuk
                  Ticaret ve Sanayi A.S. (3)                              2,929
       1,178   Ford Otomotiv (3)                                         12,277
         922   Mardin Cimento Sanayii (3)                                 4,501
       1,695   Sarkuysan Elektrolitik Bakir (3)                           3,835
         794   Tupras Turkiye Petrol Rafine (3)                          20,496
                                                                   ------------
                                                                         56,742
               UNITED KINGDOM -- 12.9%
         950   Acal (3)                                                   2,813
       3,046   Acertec (3)                                                1,821
       2,246   Alliance & Leicester (3)                                  29,509
         607   Anglo American (3)                                        33,540
       3,076   Antofagasta (3)                                           40,403
       2,273   Armor Group International (3)                              1,250
       1,192   AstraZeneca (3)                                           50,059
       3,710   Aviva (3)                                                 46,543
       4,290   Barclays (3)                                              40,495
       1,384   Barratt Developments (3)                                  11,693
       6,061   Beazley Group (3)                                         20,461
         712   Bellway (3)                                               11,342
       4,481   BP (3)                                                    47,757
       5,557   Brit Insurance Holdings (3)                               25,162
       4,763   British Energy Group (3)                                  49,531
         920   British Polythene Industries (3)                           4,220
       8,960   BT Group (3)                                              46,554
       9,886   Chaucer Holdings (3)                                      19,187
       2,439   Chesnara (3)                                               8,024
       6,947   Clinton Cards (3)                                          7,802
       1,081   Close Brothers Group (3)                                  17,900
       3,848   Dart Group (3)                                             2,729
       3,788   Davis Service Group (3)                                   38,371
       1,586   Dawson Holdings                                            3,154
       6,055   Debenhams (3)                                              8,827
       3,792   Drax Group (3)                                            38,233
       5,794   DS Smith (3)                                              18,290
      16,747   DSG International (3)                                     25,479
      11,047   FKI (3)                                                   11,225
      11,188   Friends Provident (1)(3)                                  31,124
       2,255   GlaxoSmithKline (3)                                       53,443
       2,893   HBOS (3)                                                  40,310
       6,340   Highway Insurance Holdings (3)                             8,686
       2,902   HMV Group (3)                                              7,381
       6,218   Home Retail Group (3)                                     35,242
       2,718   HSBC Holdings (3)                                         40,779


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

   Shares                                                             Value $
------------                                                       ------------
       1,029   Investec (3)                                               8,760
       5,329   Jessops (3)                                                  894
         525   John Menzies (3)                                           5,636
       1,666   Johnson Service Group (3)                                    916
      11,027   Kcom Group (3)                                             9,752
       7,722   Kesa Electricals (3)                                      37,144
          81   Kier Group (3)                                             1,892
       9,586   Kingfisher (3)                                            28,008
       2,822   Ladbrokes (3)                                             16,889
      18,146   Legal & General Group (3)                                 48,038
       4,730   Lloyds TSB Group (3)                                      41,308
       5,484   London Scottish Bank (3)                                   3,191
       2,706   Marston's (3)                                             14,816
       4,759   Mcbride (3)                                                9,179
       4,741   Melrose (3)                                               14,010
         238   Mondi (3)                                                  1,832
       3,995   Northern Rock (3)                                          8,589
         191   Northgate (3)                                              2,707
       1,338   Office2office (3)                                          2,707
      15,332   Old Mutual (3)                                            38,249
         274   Paragon Group (3)                                            730
      10,545   Pendragon (3)                                              6,300
       1,994   Persimmon (3)                                             30,798
       1,335   Redrow (3)                                                 7,750
       4,395   Rexam (3)                                                 36,846
       4,649   Royal Bank of Scotland Group (3)                          35,841
       1,536   RPC Group (3)                                              5,281
       1,973   ScS Upholstery                                             1,746
       1,872   Severn Trent (3)                                          53,268
      11,304   Signet Group (3)                                          14,818
       4,526   Stagecoach Group (3)                                      21,827
         400   Stolt-Nielsen (3)                                         10,317
      11,098   Taylor Woodrow (3)                                        40,126
       1,931   TDG (3)                                                    7,883
      11,659   Tomkins (3)                                               40,699
       3,038   TT electronics (3)                                         5,479
         946   United Utilities (3)                                      13,480
      11,512   Vodafone Group (3)                                        40,271
       2,171   Wolseley (3)                                              30,082
      24,233   Woolworths Group (3)                                       5,206
                                                                   ------------
                                                                      1,582,604
                                                                   ------------
               TOTAL COMMON STOCK
               (Cost $12,579,319)                                    11,877,164
                                                                   ------------
               PREFERRED STOCK -- 1.3%
               BRAZIL -- 1.2%
         200   Centrais Eletricas de Santa Catarina                       4,374
         300   Cia Energetica do Ceara                                    3,277
     180,000   Eletropaulo Metropolitana Eletricidade
                  de Sao Paulo                                           14,079
       2,300   Investimentos Itau                                        13,253
       6,000   Klabin                                                    20,785
         700   Metalurgica Gerdau                                        24,289
         700   Telemar Norte Leste ADR                                   33,264
         600   Usinas Siderurgicas de Minas Gerais Class A               28,157
                                                                   ------------
                                                                        141,478

   Shares                                                             Value $
------------                                                       ------------
               GERMANY -- 0.1%
         918   ProSiebenSat.1 Media (3)                                  18,113
                                                                   ------------
               TOTAL PREFERRED STOCK
               (Cost $107,285)                                          159,591
                                                                   ------------
               RIGHTS -- 0.0%
               UNITED KINGDOM -- 0.0%
       6,860   Paragon Group, Expires 02/20/08 (1)                        4,604
                                                                   ------------
               TOTAL RIGHTS
               (Cost $27,309)                                             4,604
                                                                   ------------
  Principal
  Amount $
------------
               SHORT-TERM INVESTMENT -- 1.4%
     173,381   JPMorgan Chase Bank, N.A. Time
                  Deposit (Nassau), 3.010%                              173,381
                                                                   ------------
               TOTAL SHORT-TERM INVESTMENT
                  (Cost $173,381)                                       173,381
                                                                   ------------
               TOTAL INVESTMENTS -- 99.9%
                  (Cost $12,887,294)*                                12,214,740
                                                                   ------------
               OTHER ASSETS LESS LIABILITIES -- 0.1%                      6,575
                                                                   ------------
               NET ASSETS - 100.0%                                 $ 12,221,315
                                                                   ============

* AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $12,887,294, AND THE UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS OWNED BY THE FUND WERE $909,807 AND $(1,582,361), RESPECTIVELY.

(1)   DENOTES NON-INCOME PRODUCING SECURITY.

(2) SECURITY CONSIDERED ILLIQUID. ON JANUARY 31, 2008, THE VALUE OF THIS SECURITY AMOUNTED TO $34, REPRESENTING LESS THAN 0.1% OF THE NET ASSETS OF THE FUND.

(3)   SECURITY IS FAIR VALUED.

ADR -- AMERICAN DEPOSITARY RECEIPTS
LP -- LIMITED PARTNERSHIP
REIT -- REAL ESTATE INVESTMENT TRUST

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER U.S. SMALL AND MID CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

   Shares                                                             Value $
------------                                                       ------------
               COMMON STOCK -- 89.1%
               AUTO & TRANSPORTATION -- 0.6%
       2,200   Wabtec                                                    75,658
                                                                   ------------
               CONSUMER DISCRETIONARY -- 16.0%
       6,500   Cheesecake Factory (1)                                   142,025
       9,500   Corrections Corp. of America (1)                         252,130
       2,900   Lamar Advertising Class A                                125,048
       1,900   Meredith                                                  89,281
       4,600   Regis                                                    116,518
       4,700   Republic Services                                        141,000
         600   Ritchie Brothers Auctioneers                              49,368
       5,900   Ross Stores                                              171,985
      12,800   Scientific Games Class A (1)                             304,640
      11,500   Valueclick (1)                                           251,045
       8,300   VeriSign (1)                                             281,536
       2,200   Watson Wyatt Worldwide Class A                           108,130
                                                                   ------------
                                                                      2,032,706
               FINANCIAL SERVICES -- 13.6%
       1,200   AllianceBernstein Holding LP                              79,668
       3,200   Annaly Capital Management REIT                            63,104
       4,500   Bank of Hawaii                                           226,665
       4,100   Cullen/Frost Bankers                                     223,204
         900   Dun & Bradstreet                                          82,782
       2,400   Genpact (1)                                               29,160
       2,800   Global Payments                                          104,720
       2,600   Health Care REIT                                         111,514
       6,300   Reinsurance Group of America                             365,211
       1,200   SVB Financial Group (1)                                   58,080
       4,300   Westamerica Bancorporation                               212,936
       5,900   WR Berkley                                               178,534
                                                                   ------------
                                                                      1,735,578
               HEALTH CARE -- 13.6%
       4,700   Advanced Medical Optics (1)                               98,841
       2,400   Amylin Pharmaceuticals (1)                                71,160
       6,900   Barr Pharmaceuticals (1)                                 360,111
       5,000   DaVita (1)                                               266,750
       1,900   Gen-Probe (1)                                            108,585
       1,400   Health Net (1)                                            65,086
       2,900   IMS Health                                                69,281
       2,300   Inverness Medical Innovations (1)                        103,615
         200   Invitrogen (1)                                            17,134
       4,000   Medicis Pharmaceutical Class A                            81,240
       3,200   Patterson (1)                                            102,528
       5,500   Perrigo                                                  169,620
         600   Techne (1)                                                39,000
       4,500   West Pharmaceutical Services                             175,950
                                                                   ------------
                                                                      1,728,901
               MATERIALS & PROCESSING -- 13.5%
         600   Agnico-Eagle Mines                                        37,848
       6,700   Albemarle                                                242,942
       6,200   Cabot                                                    184,326
       2,400   Commercial Metals                                         68,040
       8,500   Crown Holdings (1)                                       208,420
       1,400   FMC                                                       74,424
       1,800   Jacobs Engineering Group (1)                             137,592

   Shares                                                             Value $
------------                                                       ------------
       2,300   Lubrizol                                                 121,003
      10,300   Pactiv (1)                                               294,683
       3,000   Pan American Silver (1)                                  108,690
       4,600   ShawCor                                                  157,748
       5,270   Yamana Gold                                               86,937
                                                                   ------------
                                                                      1,722,653
               OTHER ENERGY -- 4.9%
       3,200   Concho Resources (1)                                      64,960
       3,300   Denbury Resources (1)                                     83,490
       5,900   Dresser-Rand Group (1)                                   187,030
       5,500   Range Resources                                          287,210
                                                                   ------------
                                                                        622,690
               PRODUCER DURABLES -- 3.2%
       5,500   Dover                                                    221,980
       6,050   IDEX                                                     188,941
                                                                   ------------
                                                                        410,921
               TECHNOLOGY -- 18.9%
       6,300   Adtran                                                   131,103
      12,200   Amdocs (1)                                               403,698
       1,900   Amphenol Class A                                          75,886
      26,100   Brocade Communications Systems (1)                       179,829
       3,100   CommScope (1)                                            137,485
       1,800   DRS Technologies                                          96,606
      16,300   Emulex (1)                                               254,280
      12,900   F5 Networks (1)                                          303,537
      17,100   Integrated Device Technology (1)                         127,395
       6,600   Intersil Class A                                         151,998
       3,500   IPG Photonics (1)                                         62,650
       7,900   Parametric Technology (1)                                129,955
      17,100   QLogic (1)                                               244,530
       5,500   SAIC (1)                                                 103,950
                                                                   ------------
                                                                      2,402,902
               UTILITIES -- 4.8%
      11,300   Citizens Communications                                  129,611
       6,000   PNM Resources                                            115,920
       5,900   Portland General Electric                                145,376
       6,800   Time Warner Telecom Class A (1)                          118,864
       1,400   US Cellular (1)                                           99,540
                                                                   ------------
                                                                        609,311
                                                                   ------------
               TOTAL COMMON STOCK
               (Cost $11,372,243)                                    11,341,320
                                                                   ------------
               INVESTMENT COMPANY -- 1.7%
       2,300   iShares Russell Midcap Index Fund                        223,307
                                                                   ------------
               TOTAL INVESTMENT COMPANY
                  (Cost $220,690)                                       223,307
                                                                   ------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER U.S. SMALL AND MID CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
------------                                                       ------------
               SHORT-TERM INVESTMENT -- 11.0%
   1,395,428   JPMorgan Chase Bank, N.A. Time
                  Deposit (Nassau), 3.010%                            1,395,428
                                                                   ------------
               TOTAL SHORT-TERM INVESTMENT
                  (Cost $1,395,428)                                   1,395,428
                                                                   ------------
               TOTAL INVESTMENTS -- 101.8%
               (Cost $12,988,361)*                                   12,960,055
                                                                   ------------
               OTHER ASSETS LESS LIABILITIES -- (1.8)%                 (230,499)
                                                                   ------------
               NET ASSETS - 100.0%                                 $ 12,729,556
                                                                   ============

* AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $12,988,361, AND THE UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS OWNED BY THE FUND WERE $747,577 AND $(775,883), RESPECTIVELY.

(1)   DENOTES NON-INCOME PRODUCING SECURITY.

LP -- LIMITED PARTNERSHIP
REIT -- REAL ESTATE INVESTMENT TRUST

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER EMERGING MARKET EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

   Shares                                                             Value $
------------                                                       ------------
               COMMON STOCK -- 87.7%

               ARGENTINA -- 0.3%
       3,775   Telecom Argentina ADR (1)                                 76,784
                                                                   ------------
               BRAZIL -- 13.7%
       3,500   All America Latina Logistica                              37,827
       4,100   Banco Bradesco ADR                                       111,192
       8,725   Cia de Concessoes Rodoviarias                            140,702
      23,400   Cia Vale do Rio Doce ADR                                 609,102
       2,996   Empresa Brasileira de Aeronautica
                  ADR                                                   130,026
          14   MRV Engenharia e Participacoes (1)                           261
      12,700   Petroleo Brasileiro ADR                                1,185,037
       1,200   Telegraph Norte Leste Participacoes                       46,075
       3,900   Telegraph Norte Leste Participacoes
                  ADR                                                   101,400
      19,600   Tim Participacoes                                         95,770
       2,800   Tim Participacoes ADR                                    106,932
       3,350   Unibanco - Uniao de Bancos
                  Brasileiros GDR                                       438,180
       1,747   Usinas Siderurgicas de Minas Gerais                       84,965
      19,400   Weg                                                      233,396
                                                                   ------------
                                                                      3,320,865
               CHINA -- 7.7%
      42,000   China Coal Energy (4)                                     98,191
      56,000   China Communications Construction (4)                    134,195
     190,000   China Construction Bank Class H (4)                      133,101
      40,000   China National Building Material (4)                      89,787
     128,000   China Petroleum & Chemical Class H (4)                   134,349
      42,000   China Shipping Development (4)                           108,356
     214,000   Dongfeng Motor Group Class H (4)                         142,081
      88,000   Golden Eagle Retail Group (4)                             91,950
     108,752   Guangdong Electric Power
                  Development Class B (4)                                74,391
      88,000   Hidili Industry International
                  Development (1)                                       121,211
     656,000   Industrial & Commercial Bank of
                  China Class H (4)                                     394,905
      10,500   Parkson Retail Group (4)                                  90,453
         700   PetroChina ADR                                            99,561
      23,000   Ping An Insurance Group
                  Class H (4)                                           162,339
       1,000   Zhong An Real Estate (1)                                     491
                                                                   ------------
                                                                      1,875,361
               COLOMBIA -- 1.1%
      20,000   Almacenes Exito GDR (1)(4)(5)                            150,671
       3,038   BanColombia ADR                                          101,499
                                                                   ------------
                                                                        252,170
               EGYPT -- 1.1%
       4,800   Egyptian Financial Group-Hermes
                  Holding (4)                                            51,962
       6,117   Orascom Hotels & Development (1)(4)                       87,209
      28,464   Telecom Egypt (4)                                        114,789
                                                                   ------------
                                                                        253,960
               HONG KONG -- 7.3%
      22,000   Beijing Enterprises Holdings (4)                          93,002
      33,000   China Mengniu Dairy (4)                                   86,667

   Shares                                                             Value $
------------                                                       ------------
      57,500   China Mobile (4)                                         847,750
     293,000   CNOOC (4)                                                414,140
     396,000   Denway Motors (4)                                        233,597
     212,000   Franshion Properties China (1)(4)                         94,137
                                                                   ------------
                                                                      1,769,293
               HUNGARY -- 0.8%
         479   MOL Hungarian Oil & Gas (4)                               64,552
         584   Richter Gedeon (4)                                       131,398
                                                                   ------------
                                                                        195,950
               INDIA -- 1.3%
       1,700   ICICI Bank ADR                                           103,292
       1,139   Infosys Technologies ADR                                  47,155
       4,948   Mahindra & Mahindra GDR                                   83,547
         700   Reliance Industries GDR (2)(4)                            87,908
                                                                   ------------
                                                                        321,902
               ISRAEL -- 2.4%
      73,694   Israel Discount Bank Class A (1)(4)                      189,301
      18,164   Super-Sol (4)                                             85,264
       6,800   Teva Pharmaceutical Industries ADR                       313,072
                                                                   ------------
                                                                        587,637
               MALAYSIA -- 0.1%
      19,550   SP Setia (4)                                              30,492
                                                                   ------------
               MEXICO -- 2.6%
       8,400   America Movil ADR, Series L                              503,244
      38,200   Urbi Desarrollos Urbanos (1)                             134,884
                                                                   ------------
                                                                        638,128
               PERU -- 0.6%
         600   Cia de Minas Buenaventura ADR                             40,200
       1,000   Credicorp                                                 71,620
         400   Southern Copper                                           37,536
                                                                   ------------
                                                                        149,356
               PHILIPPINES -- 0.6%
     195,200   Ayala Land (4)                                            69,826
       1,910   Globe Telecom (4)                                         74,558
                                                                   ------------
                                                                        144,384
               POLAND -- 1.7%
       3,074   Bank Pekao (4)                                           251,519
      16,452   TVN (1)(4)                                               150,590
                                                                   ------------
                                                                        402,109
               RUSSIA -- 12.1%
      10,050   Comstar United Telesystems GDR (1)(4)                    105,165
       4,300   LUKOIL ADR                                               290,250
         750   MMC Norilsk Nickel ADR (4)                               182,983
       4,000   Mobile Telesystems ADR                                   332,680
      26,793   OAO Gazprom ADR (4)                                    1,304,752
         967   Sberbank GDR (4)                                         456,287
       4,095   Severstal GDR                                             87,019
       1,500   Surgutneftegaz ADR                                        72,000
       3,050   TMK GDR (4)                                              110,667
                                                                   ------------
                                                                      2,941,803
               SOUTH AFRICA -- 6.9%
       4,940   AngloGold Ashanti (4)                                    208,184
      13,449   Aveng (4)                                                 95,036
      38,512   Blue Label Telecoms (1)                                   41,272


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER EMERGING MARKET EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

   Shares                                                             Value $
------------                                                       ------------
       3,918   Exxaro Resources (4)                                      59,936
       8,786   Impala Platinum Holdings (4)                             334,673
       4,072   Imperial Holdings (4)                                     42,327
      13,894   MTN Group (4)                                            222,266
       6,853   Naspers, N Shares (4)                                    128,316
      10,868   Raubex Group (4)                                          55,977
       5,804   Sasol (4)                                                279,694
      16,084   Standard Bank Group (4)                                  197,242
                                                                   ------------
                                                                      1,664,923
               SOUTH KOREA -- 16.1%
       1,282   Daelim Industrial (4)                                    177,410
       3,406   Daewoo Shipbuilding & Marine
                  Engineering (4)                                       107,860
       1,181   GS Engineering & Construction (4)                        143,733
       3,120   Hana Financial Group (4)                                 153,222
      10,840   Hankook Tire (4)                                         185,431
       1,419   Hyundai Department Store (4)                             136,665
       1,434   Kookmin Bank (4)                                          94,363
         729   Kookmin Bank ADR                                          48,479
      16,660   Korea Exchange Bank (4)                                  242,498
       2,060   Korea Investment Holdings (4)                            108,987
       2,215   KT&G (4)                                                 190,635
       2,359   LG Chem (4)                                              197,675
       1,336   LG Electronics (4)                                       129,726
         414   Lotte Shopping (4)                                       145,584
         322   MegaStudy (4)                                            103,240
       1,418   Modetour Network (4)                                      75,369
         604   NHN (1)(4)                                               129,952
         504   POSCO (4)                                                274,408
       1,210   Pusan Bank (4)                                            16,632
         446   Samsung Electronics (4)                                  284,266
       1,408   Samsung Electronics GDR (2)(4)                           446,003
         869   Samsung Fire & Marine Insurance (4)                      173,723
         400   Shinsegae (4)                                            261,286
         408   SK Telecom (4)                                            92,975
                                                                   ------------
                                                                      3,920,122
               TAIWAN -- 6.6%
      11,623   Advanced Semiconductor Engineering
                  ADR                                                    49,514
       5,702   AU Optronics ADR                                          94,596
       9,742   Cathay Financial Holding GDR                             228,999
         210   China Steel GDR                                            5,877
      11,034   Far EasTone Telecommunications GDR                       201,731
      36,176   HON HAI Precision Industry GDR                           381,317
      18,697   Siliconware Precision Industries ADR                     144,715
      54,393   Taiwan Semiconductor Manufacturing
                  ADR                                                   504,767
                                                                   ------------
                                                                      1,611,516
               THAILAND -- 3.7%
      46,600   Advanced Info Service (4)                                132,726
         700   Banpu (4)                                                  9,524
       9,800   Banpu NVDR (4)                                           130,174
     509,100   Land & Houses (4)                                        122,289
      38,300   PTT Exploration & Production (4)                         172,839

   Shares                                                             Value $
------------                                                       ------------
     148,500   Siam Commercial Bank                                     324,000
                                                                   ------------
                                                                        891,552
               TURKEY -- 1.0%
      28,330   Hurriyet Gazetecilik (4)                                  77,321
      14,275   KOC Holding (1)(4)                                        56,916
       2,067   Otokar Otobus Karoseri Sanayi (4)                         33,914
      16,095   Turkiye Is Bankasi (4)                                    81,943
                                                                   ------------
                                                                        250,094
               TOTAL COMMON STOCK
               (Cost $19,452,063)                                    21,298,401
                                                                   ------------
               EQUITY-LINKED WARRANTS (3) -- 4.5%
               TAIWAN -- 3.3%
     259,490   Chinatrust Financial Holding
                     Expires 01/21/09 (1)(2)                            206,606
      54,549   Far Eastern Textile
                     Expires 03/10/10 (2)                                74,620
      58,488   Formosa Chemicals & Fibre
                     Expires 04/18/08 (2)                               119,959
               Largan Precision
         193         Expires 02/19/09 (1)(2)                              1,775
      11,897         Expires 09/12/08 (1)(2)                            107,307
       1,657         Expires 09/17/08 (1)(2)                             14,946
     150,106   Taiwan Cement
                     Expires 01/20/09 (2)                               194,237
      29,019   Taiwan Mobile
                     Expires 01/20/10 (1)                                41,207
      54,126   TSRC
                     Expires 11/01/10 (1)(2)                             60,919
                                                                   ------------
                                                                        821,576
               UNITED ARAB EMIRATES -- 1.2%
      86,428   Aldar Properties
                     Expires 08/13/10 (1)(2)                            236,554
      13,000   Emaar Properties
                     Expires 01/12/10 (2)                                42,289
                                                                   ------------
                                                                        278,843
               TOTAL EQUITY-LINKED WARRANTS
                  (Cost $1,056,191)                                   1,100,419
                                                                   ------------
               PREFERRED STOCK -- 3.0%
               BRAZIL -- 3.0%
       9,500   Bradespar                                                204,266
   3,140,000   Eletropaulo Metropolitana Eletricidade
                  de Sao Paulo                                          245,592
      16,412   Lojas Americanas                                         124,630
       3,000   Ultrapar Participacoes                                   100,341
       1,200   Usinas Siderurgicas de Minas
                  Gerais Class A                                         56,314
                                                                   ------------
               TOTAL PREFERRED STOCK
               (Cost $571,233)                                          731,143
                                                                   ------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER EMERGING MARKET EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

   Shares                                                             Value $
------------                                                       ------------
               INDEX-LINKED WARRANTS (3) -- 3.6%

               INDIA -- 2.3%
       2,385   MSCI Daily Total Return Net
                  Emerging Markets India Local,
                     Expires 08/17/08 (1)(2)                             28,501
         195   MSCI Daily Total Return Net
                  Emerging Markets India USD,
                     Expires 01/09/09 (1)(2)(4)(5)                      110,418
         478   MSCI Daily Total Return Net
                  Emerging Markets India USD,
                     Expires 04/20/08 (1)(2)(4)(5)                      270,666
         125   MSCI Daily Total Return Net
                  Emerging Markets India USD,
                     Expires 10/25/08 (1)(2)(4)(5)                       70,781
         119   MSCI Daily Total Return Net
                  Emerging Markets India USD,
                     Expires 01/07/09 (1)(2)(4)(5)                       67,384
                                                                   ------------
                                                                        547,750
               TURKEY -- 1.3%
         278   MSCI Daily Total Return Net
                  Emerging Markets Turkey USD,
                     Expires 03/28/08 (1)(2)(4)(5)                       73,566
         253   MSCI Daily Total Return Net
                  Emerging Markets Turkey USD,
                     Expires 05/05/08 (1)(2)(4)(5)                       66,950
         322   MSCI Daily Total Return Net
                  Emerging Markets Turkey USD,
                     Expires 06/16/08 (1)(2)(4)(5)                       85,210
         360   MSCI Daily Total Return Net
                  Emerging Markets Turkey USD,
                     Expires 10/08/08 (1)(2)(4)(5)                       95,265
                                                                   ------------
                                                                        320,991
               TOTAL INDEX-LINKED WARRANTS
                  (Cost $889,226)                                       868,741
                                                                   ------------
               COLLECTIVE INVESTMENT
               TRUST-- 0.2%
               VIETNAM -- 0.2%
       1,996   Dragon Capital - Vietnam Growth
                  Fund (1)                                               59,840
                                                                   ------------
               TOTAL COLLECTIVE INVESTMENT TRUST
                  (Cost $62,402)                                         59,840
                                                                   ------------

 Principal
  Amount $                                                            Value $
------------                                                       ------------
               SHORT-TERM INVESTMENT -- 1.0%
     241,272   JPMorgan Chase Bank, N.A. Time
                  Deposit (Nassau), 3.010%                              241,272
                                                                   ------------
               TOTAL SHORT-TERM INVESTMENT
                  (Cost $241,272)                                       241,272
                                                                   ------------
               TOTAL INVESTMENTS -- 100.0%
               (Cost $22,272,387)*                                   24,299,816
                                                                   ------------
               OTHER ASSETS LESS LIABILITIES -- 0.0%                     (9,852)
                                                                   ------------
               NET ASSETS - 100.0%                                 $ 24,289,964
                                                                   ============

* AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $22,272,387, AND THE UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS OWNED BY THE FUND WERE $3,223,634 AND $(1,196,205), RESPECTIVELY.

(1)   DENOTES NON-INCOME PRODUCING SECURITY.

(2) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THIS SECURITY MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON JANUARY 31, 2008, THE VALUE OF THESE SECURITIES AMOUNTED TO $2,461,864, REPRESENTING 10.1% OF THE NET ASSETS OF THE FUND.

(3)   SECURITIES ARE NOT READILY MARKETABLE.

(4)   SECURITY IS FAIR VALUED.

(5) SECURITY CONSIDERED ILLIQUID. ON JANUARY 31, 2008, THE VALUE OF THESE SECURITIES AMOUNTED TO $990,911, REPRESENTING 4.1% OF THE NET ASSETS OF THE FUND.

ADR -- AMERICAN DEPOSITARY RECEIPTS
GDR -- GLOBAL DEPOSITARY RECIEPTS
MSCI -- MORGAN STANLEY CAPITAL INTERNATIONAL
NVDR -- NON-VOTING DELIVERY RECEIPT
USD -- UNITED STATES DOLLAR

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
------------                                                       ------------
               COLLATERALIZED MORTGAGE OBLIGATIONS -- 37.9%
   1,243,436   American Home Mortgage Assets,
                  Series 2006-2, Class 1A1(1)
                     5.622%, 09/25/46                                 1,164,167
   1,507,098   American Home Mortgage Assets,
                  Series 2006-3, Class 1A1 (1)
                     5.632%, 10/25/46                                 1,413,258
   1,482,530   American Home Mortgage Investment
                  Trust, Series 2005-1, Class 1A1(1)
                     3.596%, 06/25/45                                 1,393,596
     138,359   American Home Mortgage Investment
                  Trust, Series 2005-SD1,
                  Class 2A1(1)(2)
                     3.876%, 11/25/25                                   135,811
     668,919   American Home Mortgage Investment
                  Trust, Series 2006-2, Class 4A(1)
                     3.556%, 02/25/36                                   547,313
     556,972   Bear Stearns Alternative Trust,
                  Series 2004-3, Class A1(1)
                     4.016%, 04/25/34                                   526,467
     488,635   Citigroup Mortgage Loan Trust,
                  Series 2003-UP3, Class A2
                     7.000%, 09/25/33                                   508,535
     314,814   Countrywide Alternative Loan Trust,
                  Series 2005-14, Class 2A1(1)
                     3.586%, 05/25/35                                   297,298
   3,069,644   Countrywide Alternative Loan Trust,
                  Series 2005-51, Class 3A2A(1)
                     5.952%, 11/20/35                                 2,799,716
   1,443,239   Countrywide Alternative Loan Trust,
                  Series 2005-56, Class 2A3(1)
                     6.162%, 11/25/35                                 1,377,166
   1,279,035   Countrywide Alternative Loan Trust,
                  Series 2005-65CB, Class 1A7
                     5.500%, 01/25/36                                 1,284,678
      69,962   Countrywide Alternative Loan Trust,
                  Series 2005-J4, Class 1A1(1)
                     5.155%, 07/25/35                                    66,810
     231,414   Countrywide Alternative Loan Trust,
                  Series 2005-J4, Class 1A4(1)
                     5.205%, 07/25/35                                   221,500
     770,366   Countrywide Alternative Loan Trust,
                  Series 2006-HY12, Class A4(1)
                     3.756%, 08/25/36                                   764,888
   2,157,454   Countrywide Alternative Loan Trust,
                  Series 2006-J1, Class 1A6
                     5.500%, 02/25/36                                 2,167,390
     899,418   Countrywide Alternative Loan Trust,
                  Series 2006-OA10, Class 1A1(1)
                     5.622%, 08/25/46                                   841,378
   1,339,924   Countrywide Alternative Loan Trust,
                  Series 2007-8CB, Class A1
                     5.500%, 05/25/37                                 1,328,175

 Principal
  Amount $                                                            Value $
------------                                                       ------------
     387,507   Countrywide Home Loan Mortgage
                  Pass Through Trust, Series 2005-11,
                  Class 4A1(1)
                     3.646%, 04/25/35                                   364,771
     837,519   Deutsche ALT-A Securities,
                  Series 2006-AB1, Class A2A(1)
                     5.500%, 02/25/36                                   837,829
     823,054   Greenpoint Mortgage Funding Trust,
                  Series 2006-HE1, Class AX(1)
                     4.489%, 03/12/37                                   699,149
   1,032,363   Harborview Mortgage Loan Trust,
                  Series 2005-12, Class 2A11(1)
                     6.662%, 10/19/35                                 1,040,725
   1,203,068   Impac CMB Trust, Series 2005-1,
                  Class 1A1(1)
                     3.636%, 04/25/35                                 1,069,989
   1,086,979   Impac CMB Trust, Series 2005-3,
                  Class A1(1)
                     3.620%, 08/25/35                                 1,032,001
     346,165   Impac CMB Trust, Series 2005-4,
                  Class 1A2(1)
                     3.716%, 05/25/35                                   313,083
     203,469   Impac Secured Assets,
                  Series 2005-2, Class A1M(1)
                     3.766%, 03/25/36                                   177,266
   1,005,000   Impac Secured Assets,
                  Series 2006-3, Class A5M(1)
                     3.576%, 11/25/36                                   936,532
   1,245,629   Indymac Index Mortgage Loan Trust,
                  Series 2006-AR13, Class A1(1)
                     6.078%, 07/25/36                                 1,275,229
   1,298,403   Indymac Index Mortgage Loan Trust,
                  Series 2006-AR9, Class 3A1(1)
                     5.997%, 06/25/36                                 1,328,582
      92,853   Master Adjustable Rate Mortgages
                  Trust, Series 2004-9, Class 2A1(1)
                     3.756%, 11/25/34                                    90,609
     648,337   Residential Accredit Loans,
                  Series 2005-QO1, Class A2(1)
                     6.162%, 08/25/35                                   618,073
   1,928,272   Residential Accredit Loans,
                  Series 2005-QO2, Class A1(1)
                     6.022%, 09/25/45                                 1,835,078
      25,678   Structured Adjustable Rate Mortgage,
                  Series 2005-19X1,
                  Class A1(2)
                     5.400%, 10/28/10                                    25,671
   1,934,074   Structured Asset Mortgage
                  Investments, Series 2005-AR7,
                  Class 5A1(1)
                     6.122%, 03/25/46                                 1,876,354
   2,255,465   Structured Asset Mortgage
                  Investments, Series 2005-AR8,
                  Class A2(1)(6)
                     6.142%, 02/25/36                                 2,176,524


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
------------                                                       ------------
   1,385,519   Structured Asset Securities,
                  Series 2002-RM1,
                  Class A(1)(2)
                     5.515%, 10/25/37                                 1,366,035
     397,235   Structured Asset Securities,
                  Series 2005-GEL2, Class A(1)
                     3.656%, 04/25/35                                   381,065
     904,714   Washington Mutual,
                  Series 2005-AR13,
                  Class A1A2(1)(6)
                     6.112%, 10/25/45                                   891,931
   2,743,487   Washington Mutual,
                  Series 2006-AR5,
                  Class A1A(1)(6)
                     5.652%, 06/25/46                                 2,662,723
   1,236,885   Washington Mutual,
                  Series 2006-AR7,
                  Class 1A(1)(6)
                     5.642%, 07/25/46                                 1,202,225
     406,022   Washington Mutual,
                  Series 2006-AR7,
                  Class 2A(1)(6)
                     5.642%, 07/25/46                                   394,459
   1,339,130   Wells Fargo Mortgage-Backed
                  Securities, Series 2006-AR10,
                  Class 5A2(1)
                     5.597%, 07/25/36                                 1,367,899
   1,812,898   Wells Fargo Mortgage-Backed
                  Securities, Series 2005-AR9,
                  Class 2A1(1)
                     4.394%, 05/25/35                                 1,805,218
     395,698   WMALT Mortgage Pass-Through
                  Certificates, Series 2005-5,
                  Class CB1(1)
                     3.776%, 07/25/35                                   386,325
                                                                   ------------
               TOTAL COLLATERALIZED
                  MORTGAGE OBLIGATIONS
                  (Cost $44,725,640)                                 42,993,491
                                                                   ------------
               COMMERCIAL PAPER (5) -- 28.2%
   5,500,000   Barclays Capital
                     5.125%, 02/19/08                                 5,486,071
  11,000,000   General Electric Capital
                     4.585%, 02/11/08                                10,986,097
  10,000,000   Toyota Motor Credit
                     4.686%, 02/15/08                                 9,981,975
   5,500,000   UBS Finance
                     4.747%, 02/13/08                                 5,491,402
                                                                   ------------
               TOTAL COMMERCIAL PAPER
               (Cost $31,945,545)                                    31,945,545
                                                                   ------------
               U.S. GOVERNMENT MORTGAGE-BACKED
               OBLIGATIONS -- 13.6%
               FHLMC (1)
   2,957,879         5.682%, 08/01/34                                 2,995,140
     505,785         5.361%, 10/01/35                                   515,724

 Principal
  Amount $                                                            Value $
------------                                                       ------------
               FNMA (1)
     569,369         7.270%, 10/01/36                                   583,322
   3,489,871         7.227%, 07/01/36                                 3,593,551
     451,992         7.219%, 04/01/36                                   462,479
   1,575,062         7.215%, 11/01/36                                 1,613,210
     676,517         7.183%, 10/01/36                                   686,326
     556,430         7.138%, 09/01/36                                   566,184
     175,646         7.019%, 08/01/36                                   179,259
   1,134,308         6.732%, 10/01/35                                 1,174,244
     980,342         6.704%, 11/01/35                                 1,014,797
   2,042,417         4.124%, 04/01/34                                 2,034,244
                                                                   ------------

               TOTAL U.S. GOVERNMENT
                  MORTGAGE-BACKED OBLIGATIONS
                     (Cost $15,378,221)                              15,418,480
                                                                   ------------

               MORTGAGE-BACKED OBLIGATIONS -- 8.0%
     283,290   AAA Trust, Series 2005-1A,
                  Class 2A1(1)(2)
                     5.145%, 02/27/35                                   275,108
      84,630   Aames Mortgage Trust, Series 2002-2,
                  Class B (3)(4)
                     6.770%, 03/25/33                                    32,423
     114,033   Ace Securities, Series 2004-FM1,
                  Class M2(1)(3)
                     5.251%, 09/25/33                                    99,374
     205,000   Ameriquest Mortgage Securities,
                  Series 2003-AR1, Class M3(1)(3)
                     7.191%, 01/25/33                                   189,579
      32,165   Asset-Backed Funding Certificates,
                  Series 2003-OPT1, Class M3(1)(3)
                     5.276%, 09/25/32                                    25,457
     266,807   Bayview Commercial Asset Trust,
                  Series 2004-3, Class A1(1)(2)
                     3.746%, 01/25/35                                   259,803
   1,516,650   Bayview Commercial Asset Trust,
                  Series 2005-3A, Class A1(1)(2)
                     3.696%, 11/25/35                                 1,417,120
     994,475   Bayview Commercial Asset Trust,
                  Series 4A, Class A1(1)(2)
                     3.676%, 01/25/36                                   916,160
     335,311   CDC Mortgage Capital Trust,
                  Series 2003-HE3, Class M2(1)(3)
                     5.126%, 11/25/33                                   258,092
     195,089   First National Loan Corporation Trust,
                  Series 2005-1, Class M2(1)
                     3.806%, 05/25/35                                   174,620
     460,000   GMAC Mortgage Corporation Loan
                  Trust, Series 2004-HE2, Class M1(1)
                     3.950%, 10/25/33                                   445,027
     192,220   GRMT Mortgage Loan Trust,
                  Series 2001-1A, Class A5(2)
                     6.650%, 07/20/31                                   191,741
      21,904   Home Equity Asset Trust,
                  Series 2003-1, Class M3(1)(3)
                     5.976%, 06/25/33                                    14,626


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
------------                                                       ------------
     383,157   Lake Country Mortgage Loan Trust,
                  Series 2005-HE1, Class A2(1)(2)
                     5.245%, 12/25/32                                   379,155
  19,942,045   Lehman Brothers Small Balance
                  Commercial IO, Series 2005-1A,
                  Class AIO (2)(3)(7)
                     0.850%, 02/25/30                                   423,769
     565,123   Master Asset-Backed Securities Trust,
                  Series 2006-FRE1, Class A2 (1)
                     3.496%, 12/25/35                                   557,114
     880,000   Master Asset-Backed Securities Trust,
                  Series 2006-HE3, Class A2 (1)
                     3.476%, 08/25/36                                   835,875
      12,334   Master Asset-Backed Securities
                  NIM Trust, Series 2005-C10A,
                  Class N1(2)(3)(6)(7)
                     4.750%, 05/26/35                                       603
         468   Master Asset-Backed Securities
                  NIM Trust, Series 2005-CI9A,
                  Class N1 (2)(3)(7)
                     4.940%, 03/26/35                                        --
      58,640   Master Asset-Backed Securities NIM
                  Trust, Series 2005-OPT1(1)(2)(3)(7)
                     4.965%, 05/26/10                                    43,980
       2,126   Master Asset-Backed Securities
                  NIM Trust, Series 2006-C15A,
                  Class N1(2)(3)(7)
                     6.280%, 01/26/36                                       213
     365,000   Morgan Stanley ABS Capital I,
                  Series HE4(1)
                     3.476%, 06/25/36                                   352,120
      15,779   Option One Mortgage Loan Trust,
                  Series 2002-3, Class M2 (1)(3)
                     6.560%, 08/25/32                                    11,079
       8,454   Option One Mortgage Loan Trust,
                  Series 2002-3, Class M3 (1)(3)
                     6.151%, 08/25/32                                     3,636
     154,919   Option One Mortgage Loan Trust,
                  Series 2003-1, Class M2 (1)(3)
                     6.301%, 02/25/33                                    97,894
      35,561   Option One Mortgage Loan Trust,
                  Series 2003-3, Class M2 (1)
                     4.976%, 06/25/33                                    30,378
     495,629   Provident Bank Home Equity Loan
                  Trust, Series 1999-3, Class A3(1)
                     4.156%, 01/25/31                                   413,433
   1,406,192   Renaissance Home Equity Loan Trust,
                  Series 2007-2, Class AF1
                     5.893%, 06/25/37                                 1,415,963
     155,833   Sharp SP I LLC NIM Trust,
                  Series 2006-AS1N, Class NA (2)(3)(7)
                     7.380%, 09/25/35                                     3,740
     189,294   Terwin Mortgage Trust,
                  Series 2006-4SL, Class A1(1)(2)
                     4.500%, 05/25/37                                   183,445
                                                                   ------------

               TOTAL MORTGAGE-BACKED OBLIGATIONS
                  (Cost $9,689,587)                                   9,051,527
                                                                   ------------

 Principal
  Amount $                                                            Value $
------------                                                       ------------
               ASSET-BACKED SECURITIES -- 8.0%
      68,110   Amortizing Residential Collateral
                  Trust, Series 2002-BC1,
                  Class M1(1)
                     4.226%, 01/25/32                                    60,510
     390,447   Aspen Funding I, Ltd., Series 2002-1A,
                  Class A1L(1)(2)
                     5.105%, 07/10/37                                   351,036
     710,320   Bear Stearns Asset-Backed Securities,
                  Series 2006-SD4, Class 3A1(1)
                     5.642%, 10/25/36                                   628,634
      11,538   Countrywide Asset-Backed
                  Certificates, Series 2003-1,
                  Class B(1)(3)
                     8.722%, 09/25/32                                     8,248
     104,955   Countrywide Asset-Backed
                  Certificates, Series 2003-1,
                  Class M1(1)
                     4.501%, 04/25/33                                    80,722
      89,376   Countrywide Asset-Backed
                  Certificates, Series 2003-3,
                  Class 3A(1)
                     3.646%, 11/25/33                                    84,373
     115,667   Countrywide Asset-Backed
                  Certificates, Series 2004-SD3,
                  Class A2(1)(2)
                     5.415%, 09/25/34                                    99,880
      42,673   Countrywide Asset-Backed
                  Certificates, Series 2005-17,
                  Class 4A2A(1)
                     5.125%, 05/25/36                                    41,810
     480,000   Countrywide Asset-Backed
                  Certificates, Series 2005-5,
                  Class M4(1)
                     5.665%, 10/25/35                                   393,402
      46,834   Countrywide Asset-Backed
                  Certificates, Series 2006-11,
                  Class 1AF1(1)
                     3.496%, 09/25/46                                    46,162
     188,987   Countrywide Asset-Backed
                  Certificates, Series 2006-QH1,
                  Class A1A(1)(2)
                     5.520%, 09/25/36                                   184,372
      22,201   Countrywide Asset-Backed
                  Certificates, Series 2006-SD2,
                  Class 2A1A(1)(2)
                     5.035%, 11/25/36                                    21,896
     604,247   Countrywide Asset-Backed
                  Certificates, Series 2006-22,
                  Class 2A1 (1)
                     4.915%, 05/25/37                                   590,885
       9,183   Countrywide Asset-Backed
                  Certificates, Series 2005-2,
                  Class N (2)(3)(7)
                     4.500%, 08/25/36                                     8,552


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
------------                                                       ------------
      64,900   Countrywide Asset-Backed
                  Certificates, Series 2005-9,
                  Class N (2)(3)(7)
                     5.500%, 10/25/36                                     5,192
      51,040   Countrywide Asset-Backed Certificates,
                  Series 2005-AB5 (2)(3)(6)(7)
                     6.000%, 12/29/36                                     6,125
     308,303   Countrywide Home Equity Loan Trust,
                  Series 2003-C, Class A (1)(3)
                     4.506%, 05/15/29                                   241,342
     937,803   Credit-Based Asset Servicing and
                  Securitization LLC,
                  Series RP2(1)(2)
                     5.015%, 07/25/36                                   917,879
      46,129   Fremont NIM Trust,
                  Series 2005-B (2)(3)(7)
                     5.500%, 04/25/35                                     4,613
   2,511,248   Greenpoint Mortgage Funding Trust,
                  Series 2005-AR5, Class 4A1(1)
                     6.662%, 11/25/45                                 2,479,465
       9,579   GSAMP Trust,
                  Series 2005-WF (3)(6)(7)
                     5.000%, 10/25/34                                        96
     443,630   Lehman XS Trust, Series 2006-12N,
                  Class A1A1(1)
                     3.456%, 08/25/46                                   440,755
     298,739   Master Specialized Loan Trust,
                  Series 2006-2, Class A(1)(2)
                     3.636%, 02/25/36                                   273,216
      72,808   Saco I Trust, Series 2005-2, Class A(1)(2)
                     3.576%, 04/25/35                                    62,373
   1,300,000   Soundview Home Equity Loan Trust,
                  Series 2006-WF1, Class A2(4)
                     5.645%, 10/25/36                                 1,304,870
      46,372   Structured Asset Investment Loan
                  Trust, Series 2003-BC1, Class M2(1)(3)
                     6.151%, 01/25/33                                    42,850
      99,741   Structured Asset Investment Loan
                  Trust, Series 2003-BC11,
                  Class M4(1)(3)
                     7.865%, 10/25/33                                    34,595
     100,948   Structured Asset Investment Loan
                  Trust, Series 2003-BC2, Class M1(1)
                     4.296%, 04/25/33                                    83,430
     160,000   Structured Asset Investment Loan
                  Trust, Series 2003-BC7, Class M1(1)
                     4.126%, 07/25/33                                   150,696
      63,078   Structured Asset Investment Loan
                  Trust, Series 2004-1, Class M4(1)(3)
                     7.615%, 02/25/34                                    33,723
     375,737   Wachovia Loan Trust,
                  Series 2005-SD1, Class A(1)(2)
                     5.225%, 05/25/35                                   363,381
                                                                   ------------

               TOTAL ASSET-BACKED SECURITIES
                  (Cost $9,775,183)                                   9,045,083
                                                                   ------------

 Principal
  Amount $                                                            Value $
------------                                                       ------------

               CORPORATE OBLIGATION -- 0.0%
     300,000   Twin Reefs Pass-Through Trust(1)(2)
                     5.411%, 12/10/09                                    60,375
                                                                   ------------

               TOTAL CORPORATE OBLIGATION
                  (Cost $300,338)                                        60,375
                                                                   ------------

               SHORT-TERM INVESTMENT -- 3.9%
   4,399,434   JPMorgan Chase Bank, N.A. Time
                  Deposit (Nassau), 3.010%                            4,399,434
                                                                   ------------

               TOTAL SHORT-TERM INVESTMENT
                  (Cost $4,399,434)                                   4,399,434
                                                                   ------------

               TOTAL INVESTMENTS -- 99.6%
               (Cost $116,213,948)*                                 112,913,935
                                                                   ------------

               OTHER ASSETS LESS LIABILITIES -- 0.4%                    424,366
                                                                   ------------

               NET ASSETS - 100.0%                                 $113,338,301
                                                                   ============

* AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $116,213,948, AND THE UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS OWNED BY THE FUND WERE $246,130 AND $(3,546,143), RESPECTIVELY.

(1)   VARIABLE RATE SECURITY -- RATE DISCLOSED IS AS OF JANUARY 31, 2008.

(2) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON JANUARY 31, 2008, THE VALUE OF THESE SECURITIES AMOUNTED TO $7,981,244 REPRESENTING 7.0% OF THE NET ASSETS OF THE FUND.

(3) SECURITY CONSIDERED ILLIQUID. ON JANUARY 31, 2008, THE VALUE OF THESE SECURITIES AMOUNTED TO $1,589,801 REPRESENTING 1.4% OF THE NET ASSETS OF THE FUND.

(4) STEP BOND -- COUPON RATE INCREASES IN INCREMENTS TO MATURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2008.

(5)   THE  RATE  SHOWN  REPRESENTS  THE  SECURITY'S  EFFECTIVE  YIELD AT TIME OF
      PURCHASE.

(6)   SECURITY IS FAIR VALUED.

(7)   SECURITY CONSIDERED RESTRICTED.

ABS -- ASSET-BACKED SECURITY
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
IO -- INTEREST ONLY SECURITY -- PRINCIPAL AMOUNT REPRESENTS NOTIONAL AMOUNT. LLC -- LIMITED LIABILITY COMPANY
LTD. -- LIMITED
NIM -- NET INTEREST MARGIN

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
RESTRICTED SECURITIES:

As of January 31, 2008, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registrations under the Securities Act of 1933 or pursuant to an exemption therefrom. These investments are valued in accordance with procedures approved by the Fund's Board of Trustees. The acquisition dates of these investments, along with their costs and values as of January 31, 2008, were as follows:

                                                                                          % OF
                                      PRINCIPAL    ACQUISITION                 MARKET      NET
                                       AMOUNT          DATE        COST         VALUE     ASSETS
------------------------------------------------------------------------------------------------
Countrywide Asset-Backed
   Certificates
   4.500%, 8/25/36                   $     9,183     4/27/05     $   9,117   $    8,552    0.0%
Countrywide Asset-Backed
   Certificates
   5.500%, 10/25/36                       64,900    10/28/05        64,431        5,192    0.0
Countrywide Asset-Backed
   Certificates
   6.000%, 12/29/36                       51,040    12/16/05        50,284        6,125    0.0
Fremont NIM Trust
   5.500%, 4/25/35                        46,129     5/17/05        45,961        4,613    0.0
GSAMP Trust
   5.000%, 10/25/34                        9,579     12/9/05         9,463           96    0.0
Lehman Brothers Small Balance
   Commercial IO
   0.850%, 2/25/30                    19,942,045      4/8/05       446,187      423,769    0.4
Master Asset-Backed Securities NIM
   Trust
   4.750%, 5/26/35                        12,334     7/15/05        12,319          603    0.0
Master Asset-Backed Securities NIM
   Trust
   4.940%, 3/26/35                           468     5/18/05           468           --    0.0
Master Asset-Backed Securities NIM
   Trust
   4.965%, 5/26/10                        58,640     6/20/05        58,640       43,980    0.0
Master Asset-Backed Securities NIM
   Trust
   6.280%, 1/26/36                         2,126     3/21/06         2,126          213    0.0
Sharp SP I LLC NIM Trust
   7.380%, 9/25/35                       155,833     2/16/06       155,711        3,740    0.0


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER STRATEGIC BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

   Principal
   Amount (a)                                                         Value $
----------------                                                   ------------
                   FOREIGN BONDS -- 36.9%
EUR    2,615,000   Bundesobligation
                         4.250%, 10/12/12                             4,000,857
EUR    2,490,000   Bundesrepublik Deutschland
                         4.500%, 01/04/13                             3,858,069
EUR       50,000   Credit Agricole
                         5.971%, 02/01/18                                74,874
EGP      950,000   Egypt Treasury Bill (2)
                         6.589%, 03/25/08                               169,739
EUR      140,000   German Treasury Bill (2)
                         3.860%, 02/13/08                               207,961
         100,000   Majapahit Holding
                         7.250%, 10/17/11                               99,123
MYR    2,350,000   Malaysia Government
                         3.869%, 04/13/10                               734,489
MXP    8,610,000   Mexican Bonos, Series M 20
                         10.000%, 12/05/24                              964,699
EUR      310,000   Morocco Government International Bond
                         5.000%, 07/08/08                               461,384
NOK    1,930,000   Norwegian Treasury Bill (2)
                         4.979%, 03/19/08                               354,900
         200,000   RSHB Capital
                         6.875%, 11/29/10                               203,790
SEK   12,145,000   Swedish Government
                         5.500%, 10/08/12                             2,053,230
EUR       70,000   VTB Capital, Series E
                         4.250%, 02/15/16                                97,126
EUR      170,000   VTB Capital, Series E (3)
                         5.527%, 03/13/09                               247,609
                                                                   ------------
                   TOTAL FOREIGN BONDS
                      (Cost $13,297,507)                             13,527,850
                                                                   ------------
                   U.S. TREASURY OBLIGATIONS (6) -- 26.1%
         380,000   U.S. Treasury Bond
                         4.750%, 02/15/37                               404,938
       1,609,905   U.S. Treasury Inflation Indexed Bond
                         2.375%, 01/15/27                             1,792,279
                   U.S. Treasury Notes
       4,270,000         5.125%, 05/15/16                             4,759,380
       1,005,000         4.250%, 09/30/12                             1,069,226
         255,000         4.250%, 11/15/17                               267,790
       1,170,000         3.875%, 10/31/12                             1,225,666
          50,000         3.625%, 12/31/12                                51,879
                                                                   ------------
                   TOTAL U.S. TREASURY OBLIGATIONS
                      (Cost $9,018,763)                               9,571,158
                                                                   ------------

   Principal
   Amount (a)                                                         Value $
----------------                                                   ------------
                   U.S. GOVERNMENT MORTGAGE-BACKED
                   OBLIGATIONS -- 14.9%
       1,460,000   FHLMC Gold TBA
                         5.500%, 02/15/38                             1,477,794
       2,159,115   FHLMC Gold
                         5.000%, 05/01/37                             2,150,168
       1,840,000   GNMA TBA
                         5.000%, 03/01/38                             1,841,150
                                                                   ------------
                   TOTAL U.S. GOVERNMENT
                      MORTGAGE-BACKED OBLIGATIONS
                         (Cost $5,319,552)                            5,469,112
                                                                   ------------

                   COLLATERALIZED MORTGAGE
                   OBLIGATIONS -- 2.4%
         751,987   Countrywide Alternative Loan Trust,
                      Series 2007-25, Class 1A2
                         6.500%, 11/25/37                               732,718
         160,000   Morgan Stanley Capital I,
                      Series 2003-T11, Class A3
                         4.850%, 06/13/41                               159,637
                                                                   ------------
                   TOTAL COLLATERALIZED
                      MORTGAGE OBLIGATIONS
                      (Cost $897,478)                                   892,355
                                                                   ------------
                   CORPORATE OBLIGATIONS (6) -- 2.0%
          25,000   AGY Holding (4)
                         11.000%, 11/15/14                               23,625
          75,000   Avnet
                         6.625%, 09/15/16                                77,272
          20,000   Broadview Networks Holdings
                         11.375%, 09/01/12                               19,900
          45,000   Buffalo Thunder Development Authority (4)
                         9.375%, 12/15/14                                37,800
          35,000   CRC Health
                         10.750%, 02/01/16                               35,175
          73,842   Elwood Energy LLC
                         8.159%, 07/05/26                                73,263
         200,000   Goldman Sachs Group
                         6.750%, 10/01/37                               196,830
          25,000   Nevada Power, Series O
                         6.500%, 05/15/18                                26,352
          25,000   Penske Auto Group
                         7.750%, 12/15/16                                22,500
          75,000   Petroplus Finance (4)
                         7.000%, 05/01/17                                68,437
          30,000   PNA Group
                         10.750%, 09/01/16                               27,150
          10,000   Reynolds American
                         7.625%, 06/01/16                                10,641


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER STRATEGIC BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

   Principal
   Amount (a)                                                         Value $
----------------                                                   ------------
          45,000   San Pasqual Casino (4)
                         8.000%, 09/15/13                                42,975
          15,000   Senior Housing Trust REIT
                         8.625%, 01/15/12                                15,975
          50,000   Sunstate Equipment (4)
                         10.500%, 04/01/13                               41,250
          25,000   Vitamin Shoppe (3)
                         12.369%, 11/15/12                               26,000
                                                                   ------------
                   TOTAL CORPORATE OBLIGATIONS
                      (Cost $793,924)                                   745,145
                                                                   ------------
                   MORTGAGE-BACKED OBLIGATIONS -- 0.4%
EUR       73,990   Gracechurch Card PLC,
                      Series 2006-A, Class A1(3)
                         7.388%, 10/15/12                               104,293

          56,261   Master Asset-Backed Securities
                      NIM Trust, Series 2006-CI23,
                      Class N1(1)(4)(5)
                         7.250%, 08/25/36                                 2,813
          11,014   New Century Home Equity Loan
                      Trust, Series 2003-3, Class M5 (3)(5)
                         8.138%, 07/25/33                                 1,125
          25,829   Park Place Securities,
                      Series 2004-WCW1, Class M8 (3)
                         6.876%, 09/25/34                                13,811
          47,865   Sharp SP I LLC NIM Trust,
                      Series 2006-HE3N, Class NA (1)(4)(5)
                         6.400%, 06/25/36                                   574
                                                                   ------------
                   TOTAL MORTGAGE-BACKED OBLIGATIONS
                      (Cost $234,031)                                   122,616
                                                                   ------------
                   SHORT-TERM INVESTMENT -- 22.5%
       8,239,920   JPMorgan Chase Bank, N.A. Time
                      Deposit (Nassau), 3.010%                        8,239,920
                                                                   ------------
                   TOTAL SHORT-TERM INVESTMENT
                      (Cost $8,239,920)                               8,239,920
                                                                   ------------
                   TOTAL INVESTMENTS -- 105.2%
                      (Cost $37,801,175)*                            38,568,156
                                                                   ------------
                   OTHER ASSETS LESS
                      LIABILITIES -- (5.2)%                          (1,908,219)
                                                                   ------------
                   NET ASSETS - 100.0%                             $ 36,659,937
                                                                   ============

* AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $37,801,175, AND THE UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS OWNED BY THE FUND WERE $954,816 AND $(187,835), RESPECTIVELY.

(a)   PRINCIPAL AMOUNT DENOMINATED IN U.S. DOLLARS UNLESS OTHERWISE INDICATED.

(1)   SECURITY CONSIDERED RESTRICTED.

(2) ZERO COUPON SECURITY -- RATE DISCLOSED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(3)   VARIABLE RATE SECURITY -- RATE DISCLOSED IS AS OF JANUARY 31, 2008.

(4) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON JANUARY 31, 2008, THE VALUE OF THESE SECURITIES AMOUNTED TO $217,474, REPRESENTING 0.6% OF THE NET ASSETS OF THE FUND.

(5) SECURITY CONSIDERED ILLIQUID. ON JANUARY 31, 2008, THE VALUE OF THESE SECURITIES AMOUNTED TO $4,512, REPRESENTING LESS THAN 0.1% OF THE NET ASSETS OF THE FUND.

(6) SECURITY, OR PORTION OF SECURITY, HAS BEEN PLEDGED AS COLLATERAL ON OPEN DERIVATIVE POSITIONS AND MORTGAGE DOLLAR ROLLS.

BRL -- BRAZILIAN REAL
EGP -- EGYPTIAN POUND
EUR -- EURO
EURIBOR -- EURO INTERBANK OFFERED RATE
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
GBP -- BRITISH POUND STERLING
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
JPY -- JAPANESE YEN
LIBOR -- LONDON INTERBANK OFFERED RATE
LLC -- LIMITED LIABILITY COMPANY
MXP -- MEXICAN NEW PESO
MYR -- MALAYSIAN RINGGIT
NIBOR -- NORWEGIAN INTERBANK OFFERED RATE
NIM -- NET INTEREST MARGIN
NOK -- NORWEGIAN KRONE
PLC -- PUBLIC LIMITED COMPANY
PLZ -- POLISH ZLOTY
REIT -- REAL ESTATE INVESTMENT TRUST
SEK -- SWEDISH KRONA
STIBOR -- STOCKHOLM INTERBANK OFFERED RATE
TBA -- TO BE ANNOUNCED
USD -- UNITED STATES DOLLAR
WIBOR -- WARSAW INTERBANK OFFERED RATE

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER STRATEGIC BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
FUTURES CONTRACTS:

The Fund had the following futures contracts outstanding as of January 31, 2008:

                                                                                 NET
                                        NUMBER                                UNREALIZED
                                          OF                   EXPIRATION    APPRECIATION
                                      CONTRACTS      VALUE        DATE      (DEPRECIATION)
------------------------------------------------------------------------------------------
LONG:
  Australia 3 Year Bond                   77     $ 6,804,811       Mar-08   $     35,370
  Euro-Schatz                            181      28,122,906       Mar-08        136,196
  U.S. Treasury 10 Year Note              16       1,867,500       Mar-08         56,095
                                                                            -------------
                                                                                 227,661
                                                                            -------------
SHORT:
  Euro-Bobl                                1         164,407       Mar-08         (1,645)
  Euro-Bund                                9       1,561,349       Mar-08        (15,050)
  Euro-Schatz                              1         155,375       Mar-08           (695)
  U.S. Treasury 10 Year Note              51       5,952,656       Mar-08       (175,617)
  U.S. Treasury 5 Year Note               32       3,616,000       Mar-08        (37,199)
  U.S. Long Bond                          28       3,340,750       Mar-08        (48,247)
                                                                            -------------
                                                                                (278,453)
                                                                            -------------
                                                                            $    (50,792)
                                                                            =============

--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS:

The Fund had the following forward foreign currency contracts outstanding at January 31, 2008:

                                                                                   NET UNREALIZED
                                                                                    APPRECIATION
SETTLEMENT DATE          CURRENCY TO DELIVER          CURRENCY TO RECEIVE          (DEPRECIATION)
--------------------------------------------------------------------------------------------------
03/14/08                USD           152,955           BRL        267,900         $     (1,463)
03/17/08                USD           733,163           MYR      2,390,112                5,037
03/17/08                MYR         2,390,112           USD        720,000              (18,200)
03/14/08                EUR           183,540           USD        270,000               (2,574)
03/14/08                EUR         1,067,248           USD      1,570,000              (14,969)
03/14/08                GBP            20,279           USD         40,000                 (231)
03/14/08                MXP        10,273,495           USD        940,000               (5,215)
03/14/08                NOK         1,827,313           USD        340,000                2,711
03/14/08                SEK        13,070,677           USD      2,050,000               (3,101)
03/14/08                BRL           267,900           USD        150,000               (1,492)
03/14/08                EUR           137,236           USD        198,000               (5,808)
03/14/08                EUR            35,757           USD         52,000               (1,103)
03/14/08                SEK           391,870           USD         60,000               (1,554)
03/14/08                EUR         5,330,000           USD      7,843,948              (71,629)
03/14/08                EUR            50,000           USD         73,528                 (727)
                                                                                   -------------
                                                                                   $   (120,318)
                                                                                   =============

--------------------------------------------------------------------------------
SWAP AGREEMENTS:

A summary of the outstanding Credit Default Swap agreements held by the Fund at January 31, 2008 is as follows:

                                                                                                           NET UNREALIZED
                                                                                                             APPRECIATION
DESCRIPTION                                                            EXPIRATION DATE   NOTIONAL AMOUNT   (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly 0.12% (0.48% per annum) times notional
   amount of ACE INA Holdings 8.875% 8/15/29. Upon a
   defined credit event the Fund receives notional amount and makes delivery of a defined deliverable obligation.
   (Counterparty: Credit Suisse Group)                                      6/20/13            $ 100,000         $    342
Fund pays quarterly 0.085% (0.34% per annum) times notional
   amount of Altria Group, Inc. 7.00% 11/4/13. Upon a defined credit event the Fund receives notional amount and makes
   delivery of a defined deliverable obligation.(Counterparty:
   Morgan Stanley)                                                          9/20/12            $ 125,000            1,555


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER STRATEGIC BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

                                                                                                           NET UNREALIZED
                                                                                                            APPRECIATION
DESCRIPTION                                                            EXPIRATION DATE   NOTIONAL AMOUNT   (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly 0.4375% (1.75% per annum) times notional amount of CDX EM Index Series 8. Upon a defined credit
   event the Fund receives notional amount and makes delivery of a defined deliverable obligation. (Counterparty: Morgan
   Stanley)                                                                12/20/12            $ 370,000         $  1,282
Fund pays quarterly 0.4375% (1.75% per annum) times notional amount of CDX EM Index Series 8. Upon a defined credit
   event the Fund receives notional amount and makes delivery of a defined deliverable obligation. (Counterparty: Morgan
   Stanley)                                                                12/20/12            $ 730,000           (7,807)
Fund pays quarterly 0.4375% (1.75% per annum) times notional amount of CDX EM Index Series 8. Upon a defined credit
   event the Fund receives notional amount and makes delivery of a defined deliverable obligation. (Counterparty: Morgan
   Stanley)                                                                12/20/12            $ 740,000           (4,702)
Fund pays quarterly 0.0875% (0.35% per annum) times notional amount of CDX IG Index Series 8. Upon a defined credit
   event the Fund receives notional amount and makes delivery of a defined deliverable obligation. (Counterparty: Morgan
   Stanley)                                                                 6/20/12            $ 100,000            1,051
Fund pays quarterly 0.13% (0.52% per annum) times notional
   amount of CenturyTel, Inc. 7.875% 8/15/12. Upon a defined
   credit event the Fund receives notional amount and makes
   delivery of a defined deliverable obligation. (Counterparty:
   Royal Bank of Scotland)                                                  9/20/12            $ 115,000            2,299
Fund receives quarterly 1.5625% (6.25% per annum) times notional amount of Ford Motor Company 6.50% 8/1/18. Upon a
   defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counterparty: JP
   Morgan)                                                                  9/20/08            $ 100,000            1,648
Fund receives quarterly 1.0375% (4.15% per annum) times notional amount of General Motors Corp. 7.125% 7/15/13. Upon a
   defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counterparty:
   Lehman Brothers)                                                         9/20/08            $ 150,000              900
Fund pays quarterly 0.5675% (2.27% per annum) times notional amount of Liz Claiborne, Inc. 5.00% 7/8/13. Upon a defined credit event the Fund receives notional amount and makes
   delivery of a defined deliverable obligation. (Counterparty:
   Lehman Brothers)                                                         3/20/13            $ 100,000            1,492
Fund pays quarterly 0.3575% (1.43% per annum) times notional amount of Macy's Retail Holdings, Inc. 6.625% 4/1/11. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable obligation.
   (Counterparty: JP Morgan)                                                3/20/13            $ 100,000            2,550
Fund pays quarterly 0.2225% (0.89% per annum) times notional amount of MeadWestvaco Corp. 6.85% 4/1/12. Upon a
   defined credit event the Fund receives notional amount and makes delivery of a defined deliverable obligation.
   (Counterparty: Lehman Brothers)                                          3/20/13            $ 100,000              874
Fund receives quarterly 0.7875% (3.15% per annum) times notional amount of Nordic Telephone Company Holdings 8.25%
   5/1/16. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation.
   (Counterparty: Lehman Brothers)                                          9/20/12          EUR  35,000           (2,560)
Fund receives quarterly 0.17% (0.68% per annum) times notional amount of Reynolds American, Inc. 7.625% 6/1/16. Upon a
   defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counterparty:
   Morgan Stanley)                                                          6/20/12             $ 75,000             (959)


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER STRATEGIC BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

                                                                                                           NET UNREALIZED
                                                                                                            APPRECIATION
DESCRIPTION                                                            EXPIRATION DATE   NOTIONAL AMOUNT   (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly 0.4075% (1.63% per annum) times notional amount of Starwood Hotels & Resorts Worldwide, Inc.
   7.875% 5/1/12. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable
   obligation. (Counterparty: Lehman Brothers)                              3/20/13            $ 100,000         $    776
Fund pays quarterly 0.3025% (1.21% per annum) times notional amount of Temple-Inland, Inc. 7.875% 5/1/12. Upon a
   defined credit event the Fund receives notional amount and makes delivery of a defined deliverable obligation.
   (Counterparty: Lehman Brothers)                                          3/20/13            $ 100,000              713
Fund receives quarterly 0.9375% (3.75% per annum) times notional amount of Univision Communications, Inc. 7.85% 7/15/11.
   Upon a defined credit event the Fund pays notional amount
   and takes receipt of a defined deliverable obligation.
   (Counterparty: Lehman Brothers)                                          9/20/08            $ 150,000           (2,921)
                                                                                                              -----------
                                                                                                                 $ (3,467)
                                                                                                              ===========

A summary of the outstanding Interest Rate Swap agreements held by the Fund at January 31, 2008 is as follows:

                                                                                                           NET UNREALIZED
                                                                                                            APPRECIATION
DESCRIPTION                                                            EXPIRATION DATE   NOTIONAL AMOUNT   (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
Receive fixed rate of 4.3425% and pay floating rate based on 6-
   month EUR EURIBOR. (Counterparty: Lehman Brothers)                      11/29/09      EUR  17,160,000        $ 142,424
Receive fixed rate of 3.978% and pay floating rate based on 6-
   month EUR EURIBOR. (Counterparty: Lehman Brothers)                       1/25/13      EUR   1,750,000           (8,787)
Receive floating rate based on 6-month EUR EURIBOR and pay
   fixed rate of 4.527%. (Counterparty: Lehman Brothers)                   11/29/17      EUR   3,180,000          (56,082)
Receive floating rate based on 6-month EUR EURIBOR and pay
   fixed rate of 4.465%. (Counterparty: JP Morgan)                          1/17/18      EUR     820,000           (7,799)
Receive fixed rate of 5.9125% and pay floating rate based on 6-
   month GBP LIBOR. (Counterparty: Royal Bank of Scotland)                 10/11/09      GBP   6,380,000          168,873
Receive fixed rate of 4.8625% and pay floating rate based on 6-
   month GBP LIBOR. (Counterparty: Lehman Brothers)                         1/23/13      GBP   1,050,000           (9,199)
Receive floating rate based on 6-month GBP LIBOR and pay fixed
   rate of 5.475%. (Counterparty: Royal Bank of Scotland)                  10/11/17      GBP   1,240,000          (83,960)
Receive floating rate based on 6-month JPY LIBOR and pay fixed
   rate of 1.0175%. (Counterparty: Lehman Brothers)                         1/25/13      JPY 360,000,000            9,109
Receive fixed rate of 5.40% and pay floating rate based on 6-month
   NOK NIBOR. (Counterparty: JP Morgan)                                     1/17/18      NOK   6,800,000           10,679
Receive fixed rate of 6.115% and pay floating rate based on 6-
   month PLZ WIBOR. (Counterparty: Lehman Brothers)                         12/7/09      PLZ  16,010,000           39,903
Receive fixed rate of 4.65% and pay floating rate based on 3-month
   SEK STIBOR. (Counterparty: JP Morgan)                                    11/6/09      SEK  34,140,000           40,815
Receive fixed rate of 4.53% and pay floating rate based on 3-month
   SEK STIBOR. (Counterparty: JP Morgan)                                    1/14/10      SEK  34,470,000           32,407
Receive floating rate based on 3-month SEK STIBOR and pay fixed
   rate of 4.8225%. (Counterparty: JP Morgan)                               11/6/17      SEK   7,330,000          (24,107)
Receive floating rate based on 3-month SEK STIBOR and pay fixed
   rate of 4.77%. (Counterparty: JP Morgan)                                 1/14/18      SEK   7,350,000          (17,916)
Receive fixed rate of 2.585% and pay floating rate based on 3-
   month USD LIBOR. (Counterparty: Lehman Brothers)                         1/25/10         $ 22,000,000         (115,993)
Receive floating rate based on 3-month USD LIBOR and pay fixed
   rate of 3.205%. (Counterparty: Lehman Brothers)                          1/25/13          $ 1,300,000           18,197
Receive floating rate based on 3-month USD LIBOR and pay fixed
   rate of 4.00%. (Counterparty: Lehman Brothers)                           1/25/18          $ 4,570,000           86,153
                                                                                                           --------------
                                                                                                                $ 224,717
                                                                                                           ==============


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER STRATEGIC BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
RESTRICTED SECURITIES:

As of January 31, 2008, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registrations under the Securities Act of 1933 or pursuant to an exemption therefrom. These investments are valued in accordance with procedures approved by the Fund's Board of Trustees. The acquisition dates of these investments, along with their costs and values as of January 31, 2008, were as follows:

                                                                                 % OF
                                   PRINCIPAL    ACQUISITION            MARKET     NET
                                    AMOUNT          DATE       COST    VALUE    ASSETS
---------------------------------------------------------------------------------------
Master Asset-Backed Securities
   NIM Trust
   7.250%, 8/25/36                    56,261       11/23/06   56,225    2,813     0.0
Sharp SP I LLC NIM Trust
   6.400%, 6/25/36                    47,865       10/15/06   47,613      574     0.0


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER TOTAL RETURN FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
------------                                                       ------------
               U.S. TREASURY
               OBLIGATIONS (4) -- 30.9%
     250,000   U.S. Treasury Bond
                     4.750%, 02/15/37                                   266,407
               U.S. Treasury Inflation Indexed Bond
   2,563,345         2.375%, 01/15/27                                 2,853,725
   4,012,240         1.625%, 01/15/18                                 4,134,489
               U.S. Treasury Notes
   1,010,000         4.750%, 08/15/17                                 1,099,796
   1,425,000         4.500%, 11/30/11                                 1,526,644
     220,000         4.250%, 11/15/17                                   231,103
   1,620,000         3.875%, 10/31/12                                 1,697,076
     540,000         3.625%, 12/31/12                                   560,293
   1,225,000         3.375%, 11/30/12                                 1,256,008
   3,065,000         2.875%, 01/31/13                                 3,072,663
   6,450,000         2.125%, 01/31/10                                 6,445,975
                                                                   ------------

               TOTAL U.S. TREASURY OBLIGATIONS
                  (Cost $22,621,848)                                 23,144,179
                                                                   ------------

               U.S. GOVERNMENT MORTGAGE-BACKED
               OBLIGATIONS -- 26.1%
               FHLMC Gold
     400,017         6.500%, 07/01/32                                   417,925
      30,836         6.000%, 12/01/28                                    31,845
     653,099         5.000%, 07/01/33                                   651,314
   2,179,126         5.000%, 08/01/33                                 2,173,169
     301,315         4.500%, 03/01/19                                   301,186
          60   FHLMC IO (3)
                     673.171%, 01/15/22                                     901
               FNMA
     138,370         7.500%, 12/01/29                                   149,969
      13,803         7.000%, 12/01/10                                    13,994
     203,024         6.000%, 12/01/28                                   209,818
     312,428         6.000%, 10/01/29                                   322,786
     310,675         5.500%, 10/01/32                                   315,575
     356,993         5.500%, 01/01/33                                   362,623
   2,832,605         5.500%, 07/01/33                                 2,875,340
     708,324         4.500%, 10/01/33                                   689,193
     125,000         4.250%, 05/15/09                                   127,536
   4,060,000   GNMA TBA
                     5.000%, 03/01/38                                 4,062,538
               GNMA
      32,970         8.000%, 11/15/17                                    35,774
      20,886         8.000%, 06/15/26                                    22,937
     151,517         7.000%, 09/15/23                                   162,502
   3,878,467         6.000%, 09/20/37                                 4,003,670
     540,020         5.500%, 01/15/34                                   551,123
     255,996         5.500%, 09/20/34                                   260,940
   1,162,000         5.500%, 10/15/34                                 1,185,892
     666,979         5.500%, 01/15/35                                   680,510
                                                                   ------------
               TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
                  OBLIGATIONS (Cost $19,136,413)                     19,609,060
                                                                   ------------

 Principal
  Amount $                                                            Value $
------------                                                       ------------
               COMMERCIAL PAPER (5) -- 16.6%
   3,000,000   Barclays Capital
                     5.125%, 02/19/08                                 2,992,403
   3,700,000   General Electric Capital
                     4.585%, 02/11/08                                 3,695,796
               Toyota Motor Credit
   3,700,000         3.829%, 02/07/08                                 3,697,644
   2,100,000         4.686%, 02/15/08                                 2,096,162
                                                                   ------------
               TOTAL COMMERCIAL PAPER
               (Cost $12,482,005)                                    12,482,005
                                                                   ------------
               CORPORATE OBLIGATIONS (4) -- 9.0%
               Abbott Laboratories
     235,000         6.150%, 11/30/37                                   245,706
     150,000         5.600%, 11/30/17                                   156,838
     370,000   American Capital Strategy
                     6.850%, 08/01/12                                   367,676
     345,000   Assured Guaranty, Series A(2)(3)(7)
                     6.400%, 12/15/66                                   309,361
     285,000   AT&T
                     5.500%, 02/01/18                                   286,499
      70,000   Avnet
                     6.625%, 09/15/16                                    72,121
     285,000   BellSouth
                     4.750%, 11/15/12                                   288,846
     160,000   Cisco Systems
                     5.500%, 02/22/16                                   165,617
     295,000   Citigroup
                     5.125%, 02/14/11                                   302,681
     115,000   Colorado Interstate Gas
                     6.800%, 11/15/15                                   122,046
     280,000   Credit Suisse USA
                     5.500%, 08/16/11                                   294,124
      60,000   FTI Consulting
                     7.625%, 06/15/13                                    61,500
     125,000   Gaz Capital(1)
                     6.212%, 11/22/16                                   122,187
     165,000   General Electric Capital MTN, Series A
                     5.875%, 02/15/12                                   174,672
      75,000   Gerdau Ameristeel
                     10.375%, 07/15/11                                   78,937
     300,000   Goldman Sachs Group
                     6.750%, 10/01/37                                   295,245
     115,000   Greif
                     6.750%, 02/01/17                                   110,112
     300,000   GTL Trade Finance(1)
                     7.250%, 10/20/17                                   312,987
     135,000   HSBC Holdings
                     6.500%, 09/15/37                                   132,638
     105,000   Industrial Bank of Korea(1)(2)
                     4.000%, 05/19/14                                   105,408
     215,000   ITC Holdings(1)
                     5.875%, 09/30/16                                   214,462


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER TOTAL RETURN FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
------------                                                       ------------
     240,000   Magellan Midstream Partners
                     6.400%, 05/01/37                                   234,545
     125,000   Nevada Power
                     5.875%, 01/15/15                                   126,461
     245,000   Oneok Partners LP
                     6.150%, 10/01/16                                   250,564
     100,000   Petroplus Finance(1)
                     6.750%, 05/01/14                                    92,000
     250,000   Ras Laffan Liquefied Natural Gas
                  II(1)
                     5.298%, 09/30/20                                   244,181
               Reynolds American
     195,000         7.625%, 06/01/16                                   207,491
     260,000         7.250%, 06/15/37                                   262,783
     125,000   Safeway
                     6.350%, 08/15/17                                   132,463
     280,000   Senior Housing Trust REIT
                     8.625%, 01/15/12                                   298,200
     200,000   UBS AG Stamford Connecticut
                     5.875%, 07/15/16                                   209,853
     220,000   Unicredit Luxembourg Finance(1)(2)
                     5.584%, 01/13/17                                   224,676
     270,000   Xerox
                     5.500%, 05/15/12                                   275,828
                                                                   ------------

               TOTAL CORPORATE OBLIGATIONS
                  (Cost $6,711,403)                                   6,778,708
                                                                   ------------

               MORTGAGE-BACKED OBLIGATIONS -- 7.7%
      25,948   Home Equity Asset Trust,
                  Series 2003-1, Class B2(2)(3)
                     9.182%, 06/25/33                                     1,253
   1,410,000   Merrill Lynch Mortgage Trust,
                  Series 2002-MW1, Class A4
                     5.619%, 07/12/34                                 1,440,866
   1,330,000   Merrill Lynch Mortgage Trust,
                  Series 2004-BPC1, Class A3(2)
                     4.467%, 10/12/41                                 1,305,704
   1,255,000   Morgan Stanley Capital I,
                  Series 2003-T11, Class A3
                     4.850%, 06/13/41                                 1,252,158
      18,934   Option One Mortgage Loan Trust,
                  Series 2002-3, Class M2(2)
                     6.560%, 08/25/32                                    13,294
   1,780,000   Wachovia Bank Commercial Mortgage
                  Trust, Series 2005-C19, Class A5
                     4.661%, 05/15/44                                 1,723,638
                                                                   ------------

               TOTAL MORTGAGE-BACKED OBLIGATIONS
                  (Cost $5,667,125)                                   5,736,913
                                                                   ------------

               COLLATERALIZED MORTGAGE OBLIGATIONS -- 6.2%
     258,209   Citigroup Mortgage Loan Trust,
                  Series 2003-1, Class WA2
                     6.500%, 06/25/31                                   265,628

 Principal
  Amount $                                                            Value $
------------                                                       ------------
     443,318   Citigroup Mortgage Loan Trust,
                  Series 2003-UP3, Class A2
                     7.000%, 09/25/33                                   461,372
   1,925,504   Countrywide Alternative Loan Trust,
                  Series 2005-65CB, Class 1A7
                     5.500%, 01/25/36                                 1,933,998
   1,894,618   Countrywide Alternative Loan Trust,
                  Series 2007-25, Class 1A2
                     6.500%, 11/25/37                                 1,846,068
      81,812   Residential Accredit Loans,
                  Series 1999-QS4, Class A1
                     6.250%, 03/25/14                                    84,843
      22,324   Salomon Brothers Mortgage Securities
                  VII, Series 2001-CPB1, Class A(2)
                     7.425%, 12/25/30                                    22,907
                                                                   ------------

               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                  (Cost $4,611,852)                                   4,614,816
                                                                   ------------

               ASSET-BACKED SECURITIES -- 0.2%
      27,135   Fremont NIM Trust,
                  Series 2005-B (1)(3)(6)
                     5.500%, 04/25/35                                     2,714
      12,449   Hedged Mutual Fund Fee Trust,
                  Series 2003-1A, Class 2 (1)(2)(3)(6)
                     5.220%, 11/30/10                                    12,325
      85,848   Hedged Mutual Fund Fee Trust,
                  Series 2003-2, Class 2 (1)(2)(3)(6)
                     4.840%, 03/02/11                                    84,989
      53,727   Structured Asset Investment Loan
                  Trust, Series 2003-BC11,
                  Class M4(2)(3)
                     7.865%, 10/25/33                                    18,635
      29,286   Structured Asset Investment Loan
                  Trust, Series 2004-1, Class M4(2)(3)
                     7.615%, 02/25/34                                    15,657
                                                                   ------------

               TOTAL ASSET-BACKED SECURITIES
                  (Cost $194,194)                                       134,320
                                                                   ------------

               SHORT-TERM INVESTMENT -- 8.8%
   6,613,750   JPMorgan Chase Bank, N.A. Time
                  Deposit (Nassau), 3.010%                            6,613,750
                                                                   ------------

               TOTAL SHORT-TERM INVESTMENT
                  (Cost $6,613,750)                                   6,613,750
                                                                   ------------

               TOTAL INVESTMENTS -- 105.5%
               (Cost $78,038,590)*                                   79,113,751
                                                                   ------------

               OTHER ASSETS LESS LIABILITIES -- (5.5)%               (4,108,542)
                                                                   ------------

               NET ASSETS - 100.0%                                 $ 75,005,209
                                                                   ============


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER TOTAL RETURN FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

* AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $78,038,590, AND THE UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS OWNED BY THE FUND WERE $1,243,097 AND $(167,936), RESPECTIVELY.

(1) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THIS SECURITY MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON JANUARY 31, 2008, THE VALUE OF THIS SECURITY AMOUNTED TO $1,415,929, REPRESENTING 1.9% OF THE NET ASSETS OF THE FUND.

(2)   VARIABLE RATE SECURITY -- RATE DISCLOSED IS AS OF JANUARY 31, 2008.

(3) SECURITY CONSIDERED ILLIQUID. ON JANUARY 31, 2008 THE VALUE OF THESE SECURITIES AMOUNTED TO $445,835 REPRESENTING 0.6% OF THE NET ASSETS OF THE FUND.

(4) SECURITY, OR A PORTION OF THE SECURITY, HAS BEEN PLEDGED AS COLLATERAL ON MORTGAGE DOLLAR ROLLS.

(5)   THE RATE SHOWN REPRESENTS THE SECURITY'S EFFECTIVE YIELD AT TIME OF
      PURCHASE.

(6)   SECURITY CONSIDERED RESTRICTED.

(7)   SECURITY IS FAIR VALUED.

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
IO -- INTERENST ONLY
LP -- LIMITED PARTNERSHIP
MTN -- MEDIUM TERM NOTE
NIM -- NET INTEREST MARGIN
REIT -- REAL ESTATE INVESTMENT TRUST
TBA -- TO BE ANNOUNCED

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
FUTURES CONTRACTS:

The Fund had the following futures contracts outstanding as of January 31, 2008:

                                                                    NET
                         NUMBER                                  UNREALIZED
                           OF                     EXPIRATION    APPRECIATION
                        CONTRACT        VALUE        DATE      (DEPRECIATION)
-----------------------------------------------------------------------------
LONG:
   Australia
     3 Year Bond              158   $13,963,119     Mar-08     $       85,932
   U.S. Treasury
     5 Year Note              248    28,024,000     Mar-08            776,391
                                                               --------------

                                                                      862,323
SHORT:
   Australia
     3 Year Bond               58     5,168,866     Mar-08            (64,075)
   U.S. Long Bond              41     4,891,813     Mar-08           (128,357)
                                                               --------------

                                                                     (192,432)
                                                               --------------

                                                               $      669,891
                                                               ==============

--------------------------------------------------------------------------------
RESTRICTED SECURITIES:

As of January 31, 2008, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registrations under the Securities Act of 1933 or pursuant to an exemption therefrom. These investments are valued in accordance with procedures approved by the Fund's Board of Trustees. The acquisition dates of these investments, along with their costs and values as of January 31, 2008, were as follows:

                                                                       % OF
                       PRINCIPAL   ACQUISITION              MARKET      NET
                         AMOUNT       DATE         COST      VALUE    ASSETS
----------------------------------------------------------------------------

Fremont NIM Trust
   5.500%, 4/25/35       27,135      5/17/05     16,758      2,714      0.0
Hedged Mutual
   Fund Fee Trust
   5.220%, 11/30/10      12,449       1/7/05     12,476     12,325      0.0
Hedged Mutual
   Fund Fee Trust
   4.840%, 3/02/11       85,848       1/7/05     85,653     84,989      0.1


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

  Principal
  Amount $                                                            Value $
------------                                                       ------------
               MUNICIPAL BONDS -- 96.3%
               ALABAMA -- 0.9%
               Alabama Private Colleges &
                  Universities Facilities RB, Tuskegee
                  University Project, Assured
                  Guaranty
   2,000,000         4.750%, 09/01/26                                 2,022,680
     470,000         4.000%, 09/01/13                                   492,334
     425,000         3.950%, 09/01/12                                   444,014
     250,000   Crenshaw County, Industrial
                  Development Board RB, Sister
                  Schuberts Project, AMT,
                  Pre-Refunded @ 100, (LOC:
                  AmSouth Bank of
                  Alabama) (1)(2)(3)(4)
                     5.600%, 03/01/08                                   250,475
     775,000   Jefferson County, Limited Obligation
                  School RB Warrants, Series A
                     5.250%, 01/01/15                                   847,323
     630,000   Jefferson County, Multi-Family
                  Housing Authority RB Warrants,
                  Mitchell Investments, Series A,
                  (LOC: Regions Bank)
                     5.400%, 09/01/12                                   643,640
   1,300,000   Montgomery, Educational Building
                  Authority RB, Faulkner University
                  Project, RADIAN
                     5.250%, 10/01/32                                 1,304,394
                                                                   ------------
                                                                      6,004,860
               ARIZONA -- 5.4%
  12,000,000   Arizona Health Facilities
                  Authority RB, Series B (6)
                     3.978%, 01/01/37                                10,020,240
     260,000   Phoenix, Industrial Development
                  Authority RB, Hacienda Sunnyslope
                  Project, Series A, AMT, GNMA
                     4.350%, 07/20/15                                   264,638
  19,958,549   Phoenix, Industrial Development
                  Authority RB, Series 2007-3,
                  AMT, GNMA, FNMA, FHLMC
                     5.625%, 05/01/39                                21,421,710
     180,000   Pinal County Industrial Development
                  Authority RB, Florence West
                  Prison, Series B, ACA (8)
                     5.250%, 10/01/08                                   179,739
   1,175,000   Scottsdale Industrial Authority
                  Memorial Hospitals, AMBAC, ETM
                     5.500%, 09/01/12                                 1,260,364
   1,170,000   State Health Facilities Authority RB,
                  Phoenix Baptist Hospital & Medical
                  Center, MBIA, ETM
                     6.250%, 09/01/11                                 1,226,546

 Principal
  Amount $                                                            Value $
------------                                                       ------------
     760,000   Tucson & Pima County, Industrial
                  Development Authorities RB, AMT,
                  GNMA, FNMA, FHLMC
                     4.600%, 12/01/30                                   803,936
                                                                   ------------
                                                                     35,177,173
               ARKANSAS -- 3.7%
     570,000   Baxter County, Hospital Revenue
                  Authority RB, Refunding &
                  Improvement Project, Series A
                     5.375%, 09/01/14                                   580,049
   3,565,000   Cabot, Sales & Use Tax RB, XLCA
                     4.300%, 12/01/31                                 3,554,269
     340,000   Centerton, Sales & Use Tax RB
                     4.500%, 03/01/35                                   329,630
   1,000,000   Drew County, Industrial
                  Development RB, JP Price Lumbar
                  Project, Series B, ADFA, AMT
                     5.000%, 02/01/16                                 1,060,650
   2,730,000   Fayetteville, Sales & Use Tax RB,
                  Capital Improvement, Series A, FSA
                     3.000%, 11/01/20                                 2,466,391
               Heber Springs, Sales & Use Tax RB,
                  CIFG
   1,240,000         4.700%, 06/01/30                                 1,190,537
   1,205,000         4.650%, 06/01/27                                 1,165,512
   1,000,000   Howard County, Sales & Use Tax,
                  RB, RADIAN
                     4.250%, 06/01/47                                   872,030
   1,300,000   Little Rock, Library Construction GO,
                  Series A
                     4.250%, 03/01/23                                 1,314,040
  10,015,000   Magnolia, Sales & Use Tax RB, CIFG
                     4.500%, 08/01/37                                 9,033,029
     345,000   Scott County, Sales & Use Tax RB,
                  Correctional Facility Improvements
                     5.000%, 08/01/36                                   346,428
     640,000   Springdale, Sales & Use Tax RB,
                  MBIA
                     4.000%, 07/01/16                                   664,967
   1,680,000   Stuttgart, Sales & Use Tax RB,
                  AMBAC
                     4.200%, 10/01/31                                 1,698,245
                                                                   ------------
                                                                     24,275,777
               CALIFORNIA -- 6.9%
     680,000   Benicia, Unified School District GO,
                  Series B, MBIA (7)
                     5.541%, 08/01/18                                   415,324
               California Health Facilities Funding
                  Authority RB, California-Nevada-
                  Methodist Project
     360,000         5.000%, 07/01/14                                   394,250
     375,000         5.000%, 07/01/15                                   411,199
     395,000         5.000%, 07/01/16                                   432,884
     825,000         4.250%, 07/01/11                                   834,826


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
------------                                                       ------------
      85,000   California Statewide Communities
                  Development Authority COP, Kaiser
                  Remarket, FSA, ETM
                     5.300%, 12/01/15                                    89,865
   8,390,000   Contra Costa Home Mortgage
                  Finance RB, Multi-Family Housing,
                  MBIA, ETM (7)
                     6.481%, 09/01/17                                 4,563,657
      50,000   Delta County Home Mortgage
                  Finance RB, Single-Family
                  Mortgage-Backed Securities,
                  Series A, AMT, MBIA, GNMA,
                  FNMA
                     5.350%, 06/01/24                                    50,959
     575,000   Folsom, Public Financing Authority,
                  Special Tax Revenue, Sub-Series B
                     3.850%, 09/01/08                                   577,513
   8,000,000   Gardena COP, Series B, RADIAN (8)
                     6.800%, 07/01/36                                 8,116,960
               Long Beach, Financial Authority RB,
                  Natural Gas Purification, Series B (6)
   3,940,000         4.736%, 11/15/27                                 3,388,400
   5,750,000         4.716%, 11/15/26                                 5,125,665
   3,000,000         4.696%, 11/15/25                                 2,692,230
   3,045,000   Los Angeles, Community
                  Redevelopment Agency RB, Pooled
                  Financing, Series M, RADIAN (8)
                     6.100%, 09/01/16                                 3,181,416
     490,000   Los Angeles, Multi-Family
                  Housing RB, Colorado Terrace
                  Project, Series H, AMT, GNMA
                     4.350%, 11/20/12                                   508,331
   2,975,000   Manteca, Financing Authority
                  Sewer RB, Series B, MBIA
                     5.000%, 12/01/33                                 3,016,918
     474,608   Mountain Valley Unified School
                  District RB, Flexfund Program
                     4.250%, 05/01/22                                   484,594
   2,544,967   Oak Grove Unified School District RB,
                  Flexfund Program
                     4.750%, 08/01/27                                 2,512,162
     442,625   Orland Unified School District COP,
                  Flexfund Program
                     5.000%, 08/01/27                                   434,410
   1,591,003   Palo Verde Unified School
                  District COP, Flexfund Program
                     4.800%, 09/01/27                                 1,665,335
   1,484,854   Paso Robles Unified School
                  District RB, Flexfund Program
                     4.300%, 05/01/22                                 1,521,173
      25,000   Placer County, Water Agency RB,
                  Middle Fork Project
                     3.750%, 07/01/12                                    24,788

 Principal
  Amount $                                                            Value $
------------                                                       ------------
     699,701   Rohnerville School District COP,
                  Flexfund Program
                     4.500%, 02/01/23                                   689,198
      45,000   Sacramento County, Sacramento Main
                  Detention Center COP, MBIA, ETM
                     5.500%, 06/01/10                                    46,754
      10,000   Sacramento County, Sanitation
                  Authority RB, ETM
                     5.125%, 12/01/10                                    10,094
     103,000   San Bernardino County, Transportation
                  Authority RB, Series A, FGIC, ETM
                     6.000%, 03/01/10                                   107,043
     175,000   Southern California, Public Power
                  Authority RB, Palo Verde Project,
                  Series A, ETM
                     5.000%, 07/01/17                                   175,352
   3,430,000   Stockton, United Christian Schools
                  COP, Mandatory Put, (LOC: Pacific
                  Capital Bank) (3)(9)
                     4.300%, 10/01/33                                 3,430,000
     545,000   Valley Center, Unified School
                  District GO, Capital Appreciation,
                  Series A, MBIA (7)
                     4.521%, 09/01/17                                   332,014
                                                                   ------------
                                                                     45,233,314
               COLORADO -- 5.0%
   3,870,000   Adonea, Metropolitan District No.
                  2 RB, Series B, (LOC: Compass
                  Bank)
                     4.375%, 12/01/15                                 4,002,122
               Aspen Grove Business Improvement
                  District GO, RADIAN
     410,000         5.500%, 12/01/12                                   440,303
     450,000         5.500%, 12/01/14                                   488,583
     505,000         5.000%, 12/01/16                                   533,386
   1,115,000         4.750%, 12/01/21                                 1,118,925
   1,390,000         4.625%, 12/01/25                                 1,343,199
     590,000   Beacon Point, Metropolitan
                  District RB, Series B, (LOC:
                  Compass Bank)
                     4.375%, 12/01/15                                   595,404
   1,000,000   Colorado Educational & Cultural
                  Facilities Authority RB, Avenue
                  Maria School Project, RADIAN
                     4.850%, 12/01/25                                   997,810
   2,000,000   Colorado Health Facilities
                  Authority RB, ETM
                     5.500%, 03/01/22                                 2,152,480
     100,000   Denver City & County COP, Series A,
                  MBIA, Pre-Refunded @ 100 (2)
                     5.000%, 05/01/08                                   100,727
      25,000   Denver, City & County Airport RB,
                  Series D, AMT
                     7.750%, 11/15/13                                    28,204
   5,000,000   Denver Health & Hospital
                  Authority RB, Series B (6)
                     4.533%, 12/01/33                                 3,988,600


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
------------                                                       ------------
               Fort Lewis, College Board RB,
                  Series D, FGIC (8)(11)
     920,000         5.100%, 10/01/08                                   964,546
     885,000         5.100%, 10/01/08                                   930,250
   1,450,000   High Plains, Metropolitan District RB,
                  (LOC: Compass Bank)
                     4.375%, 12/01/15                                 1,509,464
     500,000   Interlocken Metropolitan District GO,
                  Series A, RADIAN
                     5.750%, 12/15/11                                   530,880
   1,450,000   Maher Ranch, Metropolitan District
                  No. 4, GO, RADIAN
                     4.625%, 12/01/17                                 1,482,944
               Southlands, Metropolitan District
                  No. 1 GO, Pre-Refunded @ 100 (2)
   4,400,000         7.125%, 12/01/14                                 5,481,256
   1,175,000         7.000%, 12/01/14                                 1,455,590
     600,000   State Educational & Cultural Facilities
                  Authority RB, Charter School,
                  Littleton, CIFG
                     4.300%, 01/15/26                                   557,592
     415,000   State Educational & Cultural Facilities
                  Authority RB, Charter School, Peak
                  to Peak, XLCA
                     3.000%, 08/15/09                                   413,344
     365,000   State Educational & Cultural Facilities
                  Authority RB, Parker Core Charter
                  School, XLCA
                     3.500%, 11/01/14                                   360,229
   1,590,000   State Health Facilities Authority RB,
                  Poudre Valley Health Care, Series F
                     5.000%, 03/01/25                                 1,568,376
      30,000   State Health Facility Authority RB,
                  Series A, ETM
                     5.350%, 11/01/16                                    30,519
               Teller County COP, Assured Guaranty
     400,000         5.000%, 12/01/24                                   425,788
     120,000         4.550%, 12/01/18                                   126,450
     310,000         4.500%, 12/01/17                                   328,426
     300,000         4.400%, 12/01/16                                   318,324
     150,000         4.150%, 12/01/13                                   156,860
     190,000         3.500%, 12/01/09                                   194,110
                                                                   ------------
                                                                     32,624,691
               CONNECTICUT -- 0.5%
      50,000   Greenwich, New Public Housing
                  Authority RB
                     5.250%, 05/01/08                                    50,413
      35,000   State Health & Educational
                  Facility RB, Danbury Hospital,
                  ETM
                     7.875%, 07/01/09                                    36,515
   2,000,000   State Health & Educational
                  Facilities RB, Saint Francis Hospital
                  Medical Center, Series D, RADIAN
                     5.500%, 07/01/17                                 2,123,720

 Principal
  Amount $                                                            Value $
------------                                                       ------------
   1,100,000   State Resources Recovery
                  Authority RB, Middle
                  Connecticut System, Series A,
                  MBIA, Pre-Refunded @ 100 (2)
                     5.500%, 11/15/08                                 1,114,102
                                                                   ------------
                                                                      3,324,750
               DELAWARE -- 0.9%
               New Castle County, Newark Charter
                  School Income Project RB
     255,000         4.750%, 09/01/13                                   256,607
     150,000         4.750%, 09/01/15                                   148,397
     365,000         5.000%, 09/01/17                                   359,799
   1,000,000         5.000%, 09/01/22                                   942,590
     825,000   State Economic Development
                  Authority RB, Delmarva Power &
                  Light, Series D, AMT
                     5.650%, 07/01/28                                   868,279
               State Housing Authority RB,
                  Single-Family Mortgage, Series D-2 (8)
      90,000         5.000%, 01/01/09                                    91,278
     510,000         5.000%, 07/01/09                                   521,041
     560,000         5.000%, 07/01/10                                   579,219
   1,915,000   Wilmington, Mutli-Family Housing RB,
                  Market Street Mews, GNMA, AMT
                     5.450%, 09/20/22                                 1,970,880
                                                                   ------------
                                                                      5,738,090
               DISTRICT OF COLUMBIA -- 0.2%
     500,000   District of Columbia GO, Series B,
                  FSA, ETM
                     5.500%, 06/01/14                                   524,775
     585,000   District of Columbia RB, Enterprise
                  Zone-819 7th Street, AMT, Mandatory
                  Put, (LOC: Branch Banking & Trust)(9)
                     3.600%, 10/01/24                                   593,652
               Hospital RB, Medlantic Healthcare
                  Group, Series A, MBIA, ETM
     100,000         5.750%, 08/15/14                                   101,257
     410,000         5.750%, 08/15/26                                   414,830
                                                                   ------------
                                                                      1,634,514
               FLORIDA -- 5.7%
   6,235,000   Capital Projects Finance Authority RB,
                  Genridge on Palmer Ranch, Series A,
                  Pre-Refunded @ 102 (2)
                     8.000%, 06/01/12                                 7,643,175
   1,300,000   Collier County, Industrial Development
                  Authority RB, Naples Community
                  Hospital Project, Mandatory Put,
                  (LOC: Bank of America NA) (9)
                     4.650%, 10/01/34                                 1,326,260
     391,133   Dade County, Single-Family Housing
                  Finance Authority RB, Series B-1,
                  AMT, GNMA, FNMA
                     6.100%, 04/01/27                                   412,097
     475,000   Florida State, Jacksonville
                  Transportation Authority GO, ETM
                     9.200%, 01/01/15                                   602,989
   1,735,000   Gulf Breeze, Local Government RB,
                  FGIC, Mandatory Put (6)(9)
                     4.000%, 12/01/20                                 1,767,810


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
------------                                                       ------------
   2,275,000   Highlands County, Health Facilities
                  Authority RB, Adventist
                  Health Systems, Series D,
                  Pre-Refunded @ 100 (2)
                     5.375%, 11/15/13                                 2,574,663
     500,000   Hillsborough County School
                  Board COP, Series B, MBIA
                     5.000%, 07/01/18                                   526,300
     575,000   Hollywood Community Redevelopment
                  Agency RB, Beach CRA
                     5.125%, 03/01/14                                   596,154
     140,000   Jacksonville, Electric Authority RB,
                  ETM
                     5.375%, 07/01/12                                   148,898
      10,000   Jacksonville, Electric Authority RB,
                  Third Installment, ETM
                     6.800%, 07/01/12                                    10,979
     125,000   Jacksonville, Health Facilities RB,
                  Daughters of Charity, MBIA,
                  ETM (1)(3)(4)
                     5.000%, 11/15/15                                   125,233
   1,950,000   Lake County, School Board COP,
                  Series B, AMBAC
                     5.000%, 06/01/19                                 2,061,716
   1,255,000   Manatee County, Housing Finance
                  Authority RB, Series A, AMT,
                  GNMA, FNMA, FHLMC
                     4.550%, 09/01/17                                 1,307,660
               Miami-Dade County, Public Service RB,
                  Unicorporated Municipal Service Area,
                  Public Improvements, Series A, XLCA
     280,000         4.750%, 04/01/27                                   273,440
   1,115,000         4.700%, 04/01/26                                 1,089,879
   1,110,000         4.625%, 04/01/24                                 1,096,869
     675,000         4.600%, 04/01/23                                   669,141
     485,000   Miami Special RB, MBIA (7)
                     4.964%, 01/01/15                                   331,080
   8,045,000   Orange County Health Facilities
                  Authority RB, Adventist Health
                  Systems, Pre-Refunded @ 101 (2)
                     5.625%, 11/15/12                                 9,124,317
      60,000   Orange County, Tourist Division RB,
                  AMBAC, ETM
                     6.000%, 10/01/16                                    60,413
   1,060,000   Orange County, Tourist Division RB,
                  Series A, AMBAC, ETM
                     6.250%, 10/01/13                                 1,150,227
   1,210,000   Orlando & Orange County, Expressway
                  Authority RB, Sr. Lien, AMBAC, ETM
                     7.625%, 07/01/18                                 1,578,022
   1,300,000   Osceola County, School Board COP,
                  Series A, AMBAC,
                  Pre-Refunded @ 101(2)
                     5.250%, 06/01/12                                 1,448,096
     315,000   Pinellas County, Housing Finance
                  Authority RB, Multi-County Program,
                  Series A-3, AMT, GNMA, FNMA
                     4.000%, 03/01/25                                   315,315

 Principal
  Amount $                                                            Value $
------------                                                       ------------
     120,000   Tampa, Allegany Health System RB,
                  Saint Anthony, MBIA, ETM
                     5.125%, 12/01/15                                   121,404
      65,000   Tampa, Allegany Health System RB,
                  Saint Joseph, MBIA, ETM
                     5.125%, 12/01/23                                    65,761
     340,000   Tampa, Allegany Health System RB,
                  Saint Mary's, MBIA, ETM
                     5.125%, 12/01/23                                   344,066
     850,000   Volusia County, Educational Facilities
                  Authority RB, Embry Riddle,
                  RADIAN (6)
                     5.000%, 10/15/25                                   866,813
                                                                   ------------
                                                                     37,638,777
               GEORGIA -- 0.5%
   1,890,000   Cobb County, Kennestone Hospital
                  Authority RB, Capital Appreciation
                  Certificates, Series 86A, MBIA,
                  ETM (7)
                     4.907%, 08/01/15                                 1,242,581
               Crisp County Cordele Industrial
                  Development Authority RB, Cavelier
                  Industries Project, AMT, (LOC: First
                  Commercial Bank)
      75,000         5.250%, 04/01/09                                    75,068
     100,000         5.150%, 04/01/08                                   100,091
      45,000   Fulco, Hospital Authority RB, Saint
                  Joseph Hospital, ETM
                     5.375%, 10/01/09                                    45,119
      40,000   Gwinnett County, Water & Sewer RB,
                  MBIA, ETM
                     6.100%, 03/01/08                                    40,133
   1,650,000   Kennesaw, Urban Redevelopment
                  Agency RB, City Hall Expansion
                  Project
                     3.950%, 01/01/19                                 1,661,270
     360,000   Municipal Electric Authority
                  Power RB, Capital Appreciation,
                  Series Q, MBIA (7)
                     6.785%, 01/01/12                                   283,327
                                                                   ------------
                                                                      3,447,589

               IDAHO -- 0.4%
       5,000   Idaho Falls, Electric Revenue
                  Authority RB, ETM
                     6.750%, 04/01/09                                     5,134
     130,000   State Housing & Finance
                  Association RB, Single-Family
                  Mortgage, Series D, Class III, AMT
                     5.400%, 07/01/21                                   132,865
   2,405,000   State Housing & Finance Association
                  RB, Single-Family Mortgage,
                  Series H-CL, Class III, AMT
                     5.000%, 01/01/28                                 2,457,213
                                                                   ------------
                                                                      2,595,212
               ILLINOIS -- 6.5%
   3,000,000   Bartlett, Quarry Redevelopment TA,
                  Employment Project (8)
                     5.600%, 01/01/23                                 2,984,850


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
------------                                                       ------------
   4,460,000   Bolingbrook, Sales Tax RB (7)
                     5.750%, 01/01/15                                 4,590,856
   1,180,000   Bolingbrook, Special Services Areas
                  Special Tax, Reference 2001-1-2-3 &
                  2002-1, MBIA
                     4.000%, 03/01/18                                 1,193,794
     510,000   Calhoun & Greene Counties,
                  Community School District No.
                  40, GO
                     4.700%, 01/01/16                                   530,298
     988,000   Cary, Special Tax, Special Service
                  Area No. 2, RADIAN
                     4.400%, 03/01/16                                 1,010,418
   1,750,000   Chicago, Increment Allocation
                  Revenue, Diversey Narragansett
                  Project COP
                     7.460%, 02/15/26                                 1,806,438
   2,000,000   Chicago, Kingsbury Redevelopment
                  Project TAN, Series A
                     6.570%, 02/15/13                                 2,024,360
   1,000,000   Chicago, Lake Shore East SA
                     6.750%, 12/01/32                                 1,036,340
               Cook County School District No. 159
                  GO, FSA (7)
     350,000         4.063%, 12/01/09                                   335,447
     525,000         4.453%, 12/01/11                                   472,815
     315,000         4.645%, 12/01/12                                   272,516
   3,500,000   Cortland, Special Tax, Sheaffer
                  Systems Project (3)
                     5.500%, 03/01/17                                 3,401,475
     825,000   Granite City Industrial Development
                  Authority, RB, Carron Industry
                  Project, AMT, (LOC: First Bank)
                     4.875%, 04/01/17                                   800,176
   1,000,000   Huntley, Special Tax, Special Service
                  Area No. 7, Assured Guaranty
                     5.100%, 03/01/28                                 1,032,990
   1,235,000   Huntley, Special Tax, Special Service
                  Area No. 8, Assured Guaranty
                     4.600%, 03/01/17                                 1,295,787
   1,880,000   Huntley, Special Tax, Special Service
                  Area No. 9, Assured Guaranty
                     5.100%, 03/01/28                                 1,942,021
   1,205,000   Huntley, Special Tax, Special Service
                  Area No. 10, Assured Guaranty
                     5.100%, 03/01/29                                 1,243,849
   1,253,000   Lakemoor Village, Special Tax,
                  RADIAN
                     4.550%, 03/01/16                                 1,279,914
   2,323,000   Pingree Grove, Special Services Area,
                  Cambridge Lakes Project,
                  Series 05-1
                     5.250%, 03/01/15                                 2,307,993
     615,000   Round Lake, Special Tax, Lakewood
                  Grove, Assured Guaranty
                     4.150%, 03/01/17                                   640,123
     850,000   State Educational Facilities
                  Authority RB, Capital Appreciation,
                  ETM (7)
                     5.190%, 07/01/14                                   576,470

 Principal
  Amount $                                                            Value $
------------                                                       ------------
     740,000   State Educational Facilities
                  Authority RB, Capital Appreciation,
                  Pre-Refunded @ 57.17 (2)(7)
                     6.611%, 07/01/09                                   388,937
   1,120,000   State Financial Authority RB, Medical
                  District Common Project, Series A,
                  CIFG
                     4.125%, 09/01/18                                 1,115,688
     850,000   State Financial Authority RB,
                  Metropolitis Project
                     5.000%, 12/01/24                                   855,500
   3,750,000   State Financial Authority RB,
                  Multi-Family Housing Authority,
                  Liberty Project, Series A,
                  (LOC: Harris NA) (8)
                     5.530%, 10/01/22                                 3,850,200
     260,000   State Financial Authority RB, Multi-Family
                  Housing Authority, Liberty Project,
                  Series B, (LOC: Harris NA) (8)
                     5.570%, 10/01/11                                   269,747
   2,925,000   State Health Facilities Authority
                  RB, Hinsdale Hospital, Series A, ETM
                     6.950%, 11/15/13                                 3,349,300
     800,000   State GO, 1st Series, MBIA
                     5.500%, 08/01/19                                   869,904
     535,000   Will County, Community Consolidated
                  School District GO, Alternative
                  Revenue Source Larway
                     5.625%, 12/01/23                                   576,109
               Yorkville United City Sales Tax
                  RB, Kendall Marketplace Project
   3,755,000         6.000%, 01/01/26                                 3,557,712
     420,000         6.000%, 01/01/27                                   397,299
                                                                   ------------
                                                                     46,009,326

               INDIANA -- 3.1%
               Avon Community School Building RB,
                  First Mortgage, AMBAC
   1,305,000         4.750%, 07/15/23                                 1,357,409
   5,815,000         4.625%, 07/15/22                                 5,992,357
               Brownsburg 1999 School Building RB,
                  First Mortgage, Series B, FSA
   1,050,000         4.750%, 07/15/24                                 1,092,998
   1,100,000         4.750%, 07/15/25                                 1,137,235
      60,000         4.250%, 07/15/09                                    61,861
               Gary, Sanitation District, Special
                  Taxing District, RADIAN
     250,000         5.000%, 02/01/12                                   261,460
     270,000         5.000%, 02/01/13                                   283,462
   1,685,000   Indianapolis, Local Public Improvements
                  RB, Glendale Mall Project, Series G (8)
                     5.640%, 08/01/17                                 1,761,617
      25,000   Indianapolis, Industrial Utilities
                  District RB, ETM
                     7.000%, 06/01/08                                    25,102
     500,000   Jasper, Hospital Authority RB,
                  Memorial Hospital Center
                  Project, RADIAN
                     5.500%, 11/01/17                                   530,190


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
------------                                                       ------------
               Maconaquah, School District RB,
                  Energy Management Financing
                  Project
     286,756         5.000%, 01/01/12                                   302,766
     301,093         5.000%, 01/01/13                                   319,899
     316,148         5.000%, 01/01/14                                   337,611
     261,339         4.750%, 01/01/10                                   269,132
     273,752         4.750%, 01/01/11                                   284,836
     251,287         4.000%, 01/01/09                                   253,802
               Munster, Municipal Center RB, First
                  Mortgage
     400,000         5.000%, 07/15/24                                   413,716
     700,000         4.875%, 07/15/21                                   723,723
     445,000         4.700%, 07/15/17                                   463,245
      95,000   State Health Facility Financing
                  Authority RB, Ancilla Systems,
                  MBIA, ETM
                     5.250%, 07/01/22                                    96,093
               State Health Facility Financing
                  Authority RB, Methodist Hospital,
                  Series A, AMBAC, ETM
      80,000         5.750%, 09/01/11                                    81,259
     360,000         5.750%, 09/01/15                                   365,724
   3,980,000   University of Southern Indiana RB,
                  Auxiliary Systems, Series A, AMBAC
                     5.000%, 10/01/11                                 4,135,300
      20,000   Wells County, Hospital Authority RB,
                  ETM
                     7.250%, 04/01/09                                    20,418
                                                                   ------------
                                                                     20,571,215

               IOWA -- 0.7%
               Coralville COP, Series D
     500,000         5.250%, 06/01/15                                   539,785
     300,000         5.000%, 06/01/12                                   316,635
     200,000         5.000%, 06/01/13                                   212,102
     275,000         5.000%, 06/01/14                                   292,165
      75,000   State Financial Authority RB, Mercy
                  Health System, Series V, FSA, ETM
                     5.250%, 08/15/27                                    75,857
   1,345,000   Tobacco Settlement Authority RB,
                  Asset-Backed Series B,
                  Pre-Refunded @ 101 (2)
                     5.300%, 06/01/11                                 1,450,892
               Xenia Rural Water Distribution RB,
                  CIFG
   1,100,000         4.500%, 12/01/31                                 1,022,384
   1,000,000         4.500%, 12/01/41                                   905,190
                                                                   ------------
                                                                      4,815,010

               KANSAS -- 0.1%
     175,000   Fredonia, Temporary Notes, GO,
                  Series 1
                     4.375%, 08/01/10                                   176,031
     190,000   Shawnee, Multi-Family Housing
                  Authority RB, Thomasbrook
                  Apartments, Series A, AMT, FNMA
                     5.250%, 10/01/14                                   193,619
                                                                   ------------
                                                                        369,650

 Principal
  Amount $                                                            Value $
------------                                                       ------------
               KENTUCKY -- 0.3%
   1,800,000   Marshall County, Public Property
                  Corporation RB, Courthouse Facility
                  Project
                     5.250%, 03/01/23                                 1,923,714
                                                                   ------------

               LOUISIANA -- 3.8%
     220,000   Calcasieu Parish, Public Transportation
                  Authority RB, Single-Family
                  Mortgage, Series A, GNMA,
                  FNMA, AMT
                     5.850%, 10/01/32                                   222,603
   5,000,000   Denham Springs-Livingston, Housing
                  & Mortgage Financial Authority RB,
                  Mortgage-Backed Securities
                  Program, GNMA, FNMA,
                  FHLMC
                     5.000%, 11/01/40                                 5,243,900
   4,500,000   Houma-Terrebonne, Public Financing
                  Authority RB, Mortgage-Backed
                  Securities Program, GNMA, NFMA,
                  FHLMC
                     5.150%, 12/01/40                                 4,771,665
     425,000   Local Government RB, Environmental
                  Facilities & Community Development
                  Authority, Series 2003-D,
                  Pre-Refunded @ 102 (2)
                     8.500%, 06/01/13                                   547,859
   2,535,000   State Housing Financial Agency RB,
                  Multi-Family Housing Revenue,
                  Plantation Apartment Project,
                  Series A, FNMA Mandatory Put (9)
                     4.100%, 04/15/37                                 2,576,929
   2,250,000   State Housing Financial Agency RB,
                  Section 8-202 Project, Series A,
                     4.750%, 12/01/31                                 2,336,355
   1,170,000   State Housing Financial Agency RB,
                  Single-Family Home Ownership,
                  Series A2, AMT, GNMA, FNMA
                     5.800%, 06/01/36                                 1,248,413
   1,890,000   State Housing Financial Agency RB,
                  Single-Family Housing Revenue
                  AMT, Home Ownership Program,
                  Series B-2, GNMA, FNMA, FHLMC
                     4.600%, 12/01/14                                 1,965,846
   1,050,000   State Public Facilities Authority RB,
                  FHA Insured Mortgage, Baton Rouge
                  General Medical Center, MBIA
                     5.250%, 07/01/24                                 1,094,614
     980,000   State Public Facilities Authority RB,
                  Pennington Medical Foundation
                  Project
                     4.000%, 07/01/11                                   995,308
   4,800,000   State Public Facilities Authority RB,
                  Tulane University Project,
                  Series A-2, MBIA (6)
                     3.962%, 02/15/36                                 4,079,952
                                                                   ------------
                                                                     25,083,444


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
------------                                                       ------------
               MARYLAND -- 0.3%
               Annapolis, Economic Development RB,
                  Saint Johns College Facilities, Series A
     525,000         4.500%, 10/01/21                                   513,949
     115,000         4.375%, 10/01/16                                   116,276
     100,000         4.250%, 10/01/13                                   101,938
               Annapolis, Economic Development RB,
                  Saint Johns College Facilities, Series B
     225,000         4.375%, 10/01/15                                   228,431
     255,000         4.375%, 10/01/17                                   255,984
     210,000         4.300%, 10/01/14                                   213,646
     165,000         4.250%, 10/01/11                                   169,160
     180,000         4.250%, 10/01/12                                   183,735
                                                                   ------------
                                                                      1,783,119
               MASSACHUSETTS -- 1.8%
     230,000   State Development Finance
                  Agency RB, Curry College, Series A,
                  ACA
                     3.875%, 03/01/15                                   221,812
     465,000   State Development Finance
                  Agency RB, Dexter School Project
                     4.500%, 05/01/27                                   443,633
     545,000   State Development Finance
                  Agency RB, Seven Hills Foundation
                  & Affiliates, RADIAN
                     4.500%, 09/01/16                                   554,091
   5,250,000   State GO, Consolidation Loan,
                  Series A, Pre-Refunded @ 100 (2)
                     5.125%, 01/01/13                                 5,794,215
     515,000   State Health & Educational Facilities
                  Authority RB, Cape Cod Healthcare,
                  Series C, RADIAN
                     5.250%, 11/15/17                                   536,156
     760,000   State Health & Educational Facilities
                  Authority RB, Mass General
                  Hospital, Series F, AMBAC
                     6.250%, 07/01/12                                   814,386
     932,000   State Health & Educational Facilities
                  Authority RB, Nichols College Issue,
                  Series C
                     6.000%, 10/01/17                                   967,472
   1,610,000   State Housing Financial Agency
                  GO, HUD, ETM (7)
                     4.617%, 02/01/23                                   591,932
     480,000   State Housing Financial Agency RB,
                  Series D
                     4.200%, 12/01/10                                   499,363
   1,500,000   State Water Resources
                  Authority RB, Series C, FGIC
                     5.250%, 12/01/15                                 1,657,380
                                                                   ------------
                                                                     12,080,440
               MICHIGAN -- 1.4%
   2,710,000   Kalamazoo, Hospital Finance
                  Authority RB, Borgess Medical
                  Center, Series A, AMBAC, ETM
                     5.625%, 06/01/14                                 2,941,976

 Principal
  Amount $                                                            Value $
------------                                                       ------------
      10,000   State Hospital Finance Authority RB,
                  Charity Obligatory Group, Series A,
                  ETM
                     5.000%, 11/01/19                                    10,337
      45,000   State Hospital Finance Authority RB,
                  Daughters of Charity Hospital, ETM
                     5.250%, 11/01/10                                    45,101
      10,000   State Hospital Finance Authority RB,
                  Mercy Health Services, MBIA, ETM
                     5.750%, 08/15/26                                    10,118
      45,000   State Hospital Finance Authority RB,
                  Mercy Health Services, Series Q,
                  AMBAC, ETM
                     5.375%, 08/15/26                                    45,291
      70,000   State Hospital Finance Authority RB,
                  Saint John Hospital, AMBAC, ETM
                     5.250%, 05/15/26                                    70,328
               State Hospital Finance Authority RB,
                  Saint Johns Hospital, Series A,
                  AMBAC, ETM
     430,000         6.000%, 05/15/13                                   439,219
      25,000         5.750%, 05/15/16                                    25,060
     865,000   State Strategic Fund, Solid Waste
                  Disposal RB, Limited Obligatory
                  Waste Management, AMT
                     4.500%, 12/01/13                                   871,661
   5,700,000   State University RB, Series B,
                  AMBAC (6)
                     3.892%, 02/15/37                                 4,795,182
                                                                   ------------
                                                                      9,254,273
               MINNESOTA -- 0.4%
     960,000   Burnsville, Hospital System RB,
                  Fairview Community Hospitals,
                  ETM (7)
                     5.780%, 05/01/12                                   751,978
      15,000   Coon Rapids, Hospital RB, Health
                  Central, ETM
                     7.625%, 08/01/08                                    15,313
      26,000   Minneapolis, Community Development
                  Agency RB, BIG, ETM
                     8.875%, 11/01/11                                    29,596
   1,962,535   Minneapolis Saint Paul, Housing Financial
                  Board RB, Single-Family Mortgage,
                  Mortgage-Backed City Living,
                  Series A-5, GNMA, FNMA, FHLMC
                     5.450%, 04/01/27                                 2,104,230
                                                                   ------------
                                                                      2,901,117
               MISSISSIPPI -- 0.5%
     310,000   Horn Lake SA, Desoto Commons,
                  AMBAC
                     5.000%, 04/15/17                                   331,498
               Meridian, Housing Authority RB,
                  Series A, AMT (3)(10)
   1,200,000         5.000%, 09/01/15                                 1,275,348
     655,000         5.000%, 09/01/25                                   657,260
   1,000,000   Perry County, Pollution
                  Control RB, ETM
                     5.200%, 10/01/12                                 1,108,660
                                                                   ------------
                                                                      3,372,766


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
------------                                                       ------------
               MISSOURI -- 4.8%
   1,000,000   Andrew County, Region III School
                  District Lease COP, Refinance
                  & Improvement, FSA
                     4.375%, 03/01/20                                 1,032,760
     710,000   Boone County, Industrial Development
                  Authority RB, Otscon Project, AMT,
                  Mandatory Put, (LOC: Boone
                  County National Bank) (6)(9)
                     4.750%, 05/01/18                                   676,190
     890,000   Brentwood, Tax Increment TA,
                  Brentwood Pointe Project
                     4.500%, 05/01/23                                   846,497
     760,000   Brentwood, Tax Increment TA,
                  Brentwood Square Project
                     4.500%, 05/01/22                                   778,871
   1,430,000   Hannibal, Industrial Development Authority
                  Tax, Stardust-Munger Project
                     4.700%, 04/15/23                                 1,424,065
               Ozark Centre, Transportation
                  Development District RB
     175,000         5.375%, 09/01/32                                   163,147
     200,000         4.875%, 09/01/24                                   184,358
               Raytown Annual, Appropriation-
                  Supported Tax RB, Live
                  Redevelopment Plan Project 1
   1,750,000         5.125%, 12/01/25                                 1,823,010
     250,000         5.000%, 12/01/13                                   267,848
   1,055,000         5.000%, 12/01/14                                 1,131,825
     765,000         5.000%, 12/01/16                                   823,775
   1,675,000         5.000%, 12/01/21                                 1,759,001
   1,000,000         5.000%, 12/01/22                                 1,047,020
   5,050,000         4.750%, 12/01/27                                 5,023,993
               Ritenhour School District Educational
                  Facilities Authority RB
     400,000         5.000%, 03/01/22                                   400,044
     135,000         4.750%, 03/01/16                                   135,041
     140,000         4.750%, 03/01/17                                   140,031
     130,000         4.625%, 03/01/15                                   130,035
      45,000         4.500%, 03/01/08                                    45,045
     110,000         4.500%, 03/01/12                                   110,056
     115,000         4.500%, 03/01/13                                   115,048
      80,000         4.375%, 03/01/10                                    80,052
     110,000         4.375%, 03/01/11                                   110,062
      50,000         4.250%, 03/01/09                                    50,039
               State Development Finance Board
                  Infrastructure Facilities RB, Branson
                  Landing Project, Series A
     180,000         4.250%, 06/01/13                                   179,397
     100,000         4.125%, 06/01/12                                    99,603
     125,000   State Development Finance Board
                  Infrastructure Facilities RB, Branson,
                  Series A
                     5.375%, 12/01/22                                   126,875
     430,000   State Development Finance Board
                  Infrastructure Facilities RB, Drumm
                  Farm Project
                     4.625%, 03/01/20                                   434,253

 Principal
  Amount $                                                            Value $
------------                                                       ------------
     310,000   State Development Finance Board
                  Infrastructure Facilities TA, Drumm
                  Farm Project, Series D
                     4.250%, 04/01/17                                   311,035
     500,000   State Development Finance Board
                  Infrastructure Facilities TA, Triumph
                  Foods Project, Series A
                     5.250%, 03/01/25                                   513,825
               State Development Finance Board TA,
                  Eastland Center Project, Series A
     455,000         5.000%, 04/01/11                                   476,103
     825,000         5.000%, 04/01/12                                   869,113
     395,000         5.000%, 04/01/17                                   420,517
     550,000         5.000%, 04/01/20                                   575,487
               State Development Finance Board TA,
                  Hartman Heritage Project, Series B
     510,000         5.000%, 04/01/18                                   541,069
     360,000         5.000%, 04/01/20                                   376,682
               State Development Finance Board TA,
                  Santa Fe Project, Series C (8)
   2,000,000         6.096%, 04/01/23                                 2,148,260
     560,000         5.746%, 04/01/16                                   592,418
     530,000         5.696%, 04/01/15                                   560,873
     500,000         5.646%, 04/01/14                                   529,420
     475,000         5.515%, 04/01/13                                   501,453
     325,000   State Health & Educational
                  Facilities Authority RB, Maryville
                  University of Saint Louis Project,
                  Pre-Refunded @ 100 (2)
                     6.750%, 06/15/10                                   356,688
   1,455,000   State Health & Educational Facilities
                  Authority RB, Park Lane Medical
                  Center, Series A, MBIA, ETM
                     5.600%, 01/01/15                                 1,579,213
     170,000   State Housing Development
                  Community RB, Single-Family
                  Homeowner Loan Program,
                  Series A-1, GNMA
                     5.000%, 03/01/17                                   174,746
   1,725,000   State Transportation Sales Tax, RB,
                  Transportation Development District,
                  Interstates 470 & 350 Refinancing
                  & Improvement, RADIAN
                     4.600%, 06/01/29                                 1,777,060
                                                                   ------------
                                                                     31,441,903
               MONTANA -- 1.1%
   6,995,000   Forsyth, Pollution Control RB,
                  Northwestern Colstrip, AMBAC
                     4.650%, 08/01/23                                 6,824,462
     165,000   State Board of Investment RB, Payroll
                  Tax Workers Compensation Project,
                  MBIA, ETM
                     6.875%, 06/01/11                                   173,288
                                                                   ------------
                                                                      6,997,750
               NEBRASKA -- 0.2%
     125,000   Nebhelp RB, Jr-Sub-Series A-6, AMT,
                  MBIA
                     6.400%, 06/01/13                                   130,397


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
------------                                                       ------------
       5,000   Scotts Bluff County, Hospital
                  Authority No. 1 RB, Regional West
                  Medical Center
                     6.375%, 12/15/08                                     5,014
               State Educational Finance
                  Authority RB, Dana College,
                  Series A
     200,000         4.500%, 03/15/13                                   197,294
     195,000         4.500%, 03/15/14                                   192,153
     180,000         4.350%, 03/15/12                                   178,193
               State Educational Finance
                  Authority RB, Dana College,
                  Series D
     170,000         5.400%, 03/15/25                                   163,919
     240,000         5.200%, 03/15/20                                   235,234
      50,000         4.950%, 03/15/16                                    49,220
      50,000         4.850%, 03/15/15                                    49,244
      45,000         4.700%, 03/15/13                                    44,390
      50,000         4.700%, 03/15/14                                    49,271
      40,000         4.450%, 03/15/11                                    39,655
      45,000         4.550%, 03/15/12                                    44,548
                                                                   ------------
                                                                      1,378,532
               NEVADA -- 0.2%
   1,397,585   Rural Housing Authority RB,
                  Single-Family Housing, Series A,
                  AMT, GNMA, FNMA (6)
                     5.250%, 08/01/38                                 1,500,909
                                                                   ------------
               NEW HAMPSHIRE -- 0.0%
     185,000   State Health & Education Facilities
                  Authority RB, Speare Memorial
                  Hospital
                     5.000%, 07/01/12                                   191,431
                                                                   ------------
               NEW JERSEY -- 5.2%
     150,000   Burlington County Bridge
                  Commission RB, Government
                  Leasing Program, County
                  Guaranteed, Pre-Refunded @ 100 (2)
                     5.250%, 08/15/12                                   166,627
   3,000,000   Camden County, Improvement
                  Authority GO (8)
                     5.450%, 03/20/08                                 3,008,520
   1,550,000   Haddon Township BAN (8)
                     5.625%, 02/15/08                                 1,549,984
               Health Care Facilities RB, Allegany
                  Health, Our Lady of Lourdes, MBIA,
                  ETM
      30,000         5.200%, 07/01/18                                    32,330
     155,000         5.125%, 07/01/13                                   163,271
      80,000   Health Care Facilities RB, Community
                  Memorial Hospital Toms River,
                  ETM
                     6.750%, 07/01/09                                    82,994
 Principal
  Amount $                                                            Value $
------------                                                       ------------
      20,000   Health Care Facilities RB, Mercer
                  Medical Center, ETM
                     7.000%, 07/01/08                                    20,402
               Lake Como Boro GO
      20,000         4.400%, 07/15/08                                    20,172
      38,000         4.400%, 07/15/09                                    38,985
      40,000         4.400%, 07/15/10                                    41,516
      40,000         4.400%, 07/15/11                                    41,904
      40,000         4.400%, 07/15/12                                    42,121
      40,000         4.400%, 07/15/13                                    42,270
      40,000         4.400%, 07/15/14                                    42,381
      40,000         4.400%, 07/15/15                                    42,244
      40,000         4.400%, 07/15/16                                    42,174
   4,000,000   State Economic Development
                  Authority RB, First Mortgage Far
                  Hills Country
                     5.500%, 09/01/24                                 4,000,760
     855,000   State Economic Development
                  Authority RB, Wanaque
                  Convalescent Center Project,
                  Series A, (LOC: Sovereign Bank)
                     3.750%, 02/15/12                                   857,822
   1,120,000   State Health Care Facilities
                  Authority RB, Catholic Health
                  East Issue, Series E (6)
                     4.062%, 11/15/33                                   924,504
               State Higher Education Assistance
                  Authority RB, Series A, AMT,
                  AMBAC
     990,000         5.200%, 06/01/13                                   996,673
   1,055,000         4.950%, 06/01/10                                 1,061,246
  16,195,000   Tobacco Settlement Authority RB
                   6.375%, 06/01/32                                  18,567,729
   1,500,000   Unified County, Industrial Pollution
                  Control RB, American Cyanamid
                  (GA: Wyeth)
                     5.800%, 09/01/09                                 1,540,035
               Woodlynne GO
      40,000         4.625%, 08/01/08                                    40,453
      50,000         4.625%, 08/01/09                                    51,610
      50,000         4.625%, 08/01/10                                    52,382
      50,000         4.625%, 08/01/11                                    52,966
      60,000         4.625%, 08/01/12                                    64,055
      60,000         4.625%, 08/01/13                                    64,447
      60,000         4.625%, 08/01/14                                    64,373
      70,000         4.625%, 08/01/15                                    74,969
      70,000         4.625%, 08/01/16                                    74,955
      70,000         4.625%, 08/01/17                                    74,782
      72,000         4.625%, 08/01/18                                    76,481
                                                                   ------------
                                                                     34,018,137
               NEW MEXICO -- 0.0%
      45,000   State Mortgage Finance Authority RB,
                  Single-Family Mortgage, Series B-2,
                  AMT, GNMA, FNMA, FHLMC
                     5.550%, 01/01/30                                    45,311
                                                                   ------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
------------                                                       ------------
               NEW YORK -- 4.1%
   3,600,000   Amherst, Industrial Development
                 Agency RB, Civic Facilities, Daemen
                 College Project, Series A,
                 Pre-Refunded @ 102 (2)
                   6.125%, 10/01/11                                   4,118,724
               Freeport GO
     100,000       4.500%, 08/01/09                                     103,263
     100,000       4.500%, 08/01/10                                     104,805
     100,000       4.500%, 08/01/11                                     106,135
     100,000       4.500%, 08/01/12                                     106,509
     125,000       4.500%, 08/01/13                                     133,767
     125,000       4.500%, 08/01/14                                     133,975
     125,000       4.500%, 08/01/15                                     133,395
     125,000       4.500%, 08/01/16                                     133,316
     150,000   Hempstead Town, Industrial
                 Development Agency RB, Adelphi
                 University Civic Facilities
                   5.250%, 02/01/13                                     156,067
     115,000   Metropolitan Transportation
                 Authority RB, Commuter Facilities,
                 Series B, AMBAC, ETM
                   5.125%, 07/01/24                                     117,464
               Metropolitan Transportation
                 Authority RB, Commuter Facilities,
                 Series D, MBIA, ETM
      45,000       5.125%, 07/01/22                                      48,243
     470,000       5.000%, 07/01/12                                     492,311
      25,000       4.900%, 07/01/10                                      25,299
      75,000   Metropolitan Transportation
                 Authority RB, Dedicated Tax
                 Fund, Series A, FGIC, ETM
                   5.250%, 04/01/14                                      76,082
               Metropolitan Transportation
                 Authority RB, Grand Central
                 Terminal - 2, AMT, FSA, ETM
      50,000       5.500%, 07/01/12                                      50,071
      55,000       5.400%, 07/01/11                                      55,079
     100,000   Metropolitan Transportation
                 Authority RB, Service Contract,
                 Series Q, AMBAC, ETM
                   5.125%, 07/01/12                                     101,197
     375,000   Metropolitan Transportation
                 Authority RB, Service Contract,
                 Series R, ETM
                   5.500%, 07/01/11                                     383,572
               State Dormitory Authority RB,
                 Concord College Nursing Home, GNMA
   3,605,000       5.500%, 02/15/30                                   3,851,005
     810,000       4.150%, 08/15/17                                     827,221
               State Dormitory Authority RB, Non
                 State Supported Debt, Cabrini College
                 Westchester, GNMA
   4,500,000       5.200%, 02/15/41                                   4,738,860
   4,800,000       4.800%, 08/15/25                                   4,926,288

 Principal
  Amount $                                                            Value $
------------                                                       ------------
   1,550,000   State Dormitory Authority RB, School
                 District Financing Program, Series D, MBIA
                   5.500%, 10/01/17                                   1,697,483
     200,000   State Environmental Facilities RB,
                 Corporate Pollution Control, Water
                 Revolving Fund, Series D, ETM
                   5.000%, 06/15/12                                     210,354
               State Housing Finance Agency RB,
                 Capitol Green Apartments, Series B,
                 FNMA
     500,000       4.375%, 11/15/17                                     500,605
   1,000,000       4.200%, 11/15/14                                   1,018,830
     960,000   State Housing Finance Agency
                 RB, Multi-Family Housing, Highland
                 Avenue Apartments, Series A,
                 AMT, SONYMA
                   4.700%, 02/15/17                                   1,024,906
     150,000   State Urban Development RB, Capital
                 Appreciation (7)
                   3.005%, 01/01/11                                     130,667
      40,000   State Urban Development RB, Capital
                 Appreciation, MBIA (7)
                   2.250%, 01/01/11                                      34,507
      55,000   State Urban Development RB, Capital
                 Appreciation, Series O, FSA (7)
                   2.819%, 01/01/11                                      47,552
     590,000   Triborough Bridge & Tunnel
                 Authority RB, General Purpose,
                 Series A, ETM
                   5.000%, 01/01/24                                     590,867
     500,000   Triborough Bridge & Tunnel
                 Authority RB, General Purpose,
                 Series A, MBIA, ETM
                   5.000%, 01/01/24                                     506,260
      50,000   Triborough Bridge & Tunnel
                 Authority RB, General Purpose,
                 Series B, ETM
                   5.100%, 01/01/10                                      50,607
                                                                   ------------
                                                                     26,735,286

               NORTH CAROLINA -- 0.1%
     235,000   Mecklenburg County, Multi-Family
                 Housing RB, Little Rock
                 Apartments, AMT, FNMA
                   3.500%, 01/01/12                                     235,000
     235,000   State Medical Care Community
                 Hospital RB, Saint Joseph Hospital
                 Project, AMBAC, ETM
                   5.100%, 10/01/14                                     235,428
                                                                   ------------
                                                                        470,428
               NORTH DAKOTA -- 0.1%
               State Housing Finance Agency RB,
                 Housing Finance Program Home
                 Mortgage, Series B, AMT,
                 SPA-FHLB
     250,000       4.125%, 07/01/11                                     251,877
     210,000       4.000%, 07/01/10                                     211,363
                                                                   ------------
                                                                        463,240


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
------------                                                       ------------
               OHIO -- 5.3%
               Buckeye, Tobacco Settlement
                 RB, Asset-Backed Senior
                 Turbo, Series A-2
   9,050,000       6.000%, 06/01/42                                   8,843,298
   2,000,000       5.875%, 06/01/30                                   1,986,280
     261,386   Columbus, Independent Assessment SA(10)
                   4.250%, 12/06/17                                     267,675
     266,813   Columbus, Maize Morse Area SA(10)
                   4.250%, 12/06/17                                     273,233
     229,280   Columbus, Trimple Kilbourne SA(10)
                   4.250%, 12/06/17                                     234,796
     150,000   Columbus, Sewer Improvement
                 Bonds GO, ETM
                   6.000%, 09/15/11                                     150,899
   2,435,000   Cuyahoga County GO, MBIA
                   5.600%, 05/15/13                                   2,601,773
     270,000   Germantown, Public Infrastructure GO,
                 Hickory Point
                   4.600%, 12/01/15                                     270,491
   2,335,000   State Economic Development RB,
                 Health Gains Bakery (8)(10)
                   5.840%, 12/01/25                                   2,448,201
               State Higher Education Facilities
                 RB, Kenyon College Project
   2,500,000       4.850%, 07/01/37                                   2,702,850
   1,000,000       4.700%, 07/01/37                                   1,070,430
   1,080,000   State Housing Finance Agency
                 Mortgage RB, Residential
                 Mortgage-Backed Securities, AMT,
                 GNMA, FNMA
                   4.625%, 09/01/16                                   1,106,168
   1,150,000   State Housing Finance Agency RB,
                 Residential Mortgage-Backed
                 Securities, Series F, GNMA, FNMA (8)
                   5.437%, 03/01/09                                   1,169,355
  11,150,000   Steubenville Hospital RB, Trinity
                 Health (6)
                   4.106%, 10/01/30                                   9,349,498
   2,000,000   Summit County, Port Authority
                 Board RB, Cavaliers Practice,
                 Series D (8)
                   6.250%, 05/15/26                                   1,981,340
     100,000   Wood County, Industrial
                 Development RB, Schutz Container
                 Systems Project, Series B,
                 (LOC: Bayerische Hypo-und
                 Vereinsbank) (6)
                   7.125%, 06/01/13                                     104,202
                                                                   ------------
                                                                     34,560,489

               OKLAHOMA -- 1.7%
   2,365,000   Comanche County, Hospital
                 Authority RB, RADIAN
                   5.250%, 07/01/20                                   2,468,138

 Principal
  Amount $                                                            Value $
------------                                                       ------------
               McAlester Public Works
                 Authority RB, Series B (8)
   1,195,000       7.100%, 09/01/18                                   1,213,128
     515,000       7.000%, 09/01/17                                     522,591
     485,000       6.900%, 09/01/16                                     492,188
     455,000       6.800%, 09/01/15                                     461,761
     470,000   State Housing Finance Authority RB,
                 Single-Family Mortgage, Series B,
                 AMT, GNMA, FNMA, FHLMC
                   4.250%, 09/01/25                                     475,325
     145,000   Tulsa County, Home Finance
                 Authority RB, Single-Family
                 Mortgage, FGIC, ETM
                   6.900%, 08/01/10                                     153,066
   2,500,000   Tulsa, Industrial Authority TA,
                 Series A (8)
                   7.350%, 01/01/17                                   2,642,625
   2,500,000   Tulsa, Industrial Authority TA,
                 Series B (8)
                   7.300%, 07/01/16
                                                                      2,629,900
                                                                   ------------
                                                                     11,058,722

               OREGON -- 0.2%
     710,000   Portland Housing Authority RB, New
                 Columbia Development, Capital
                 Funding Program, AMT
                   4.300%, 10/01/15                                     731,009
     475,000   State Facilities Authority RB, College
                 Inn Student Housing, Series B
                   6.250%, 07/01/11                                     480,486
                                                                   ------------
                                                                      1,211,495

               PENNSYLVANIA -- 12.0%
               Abington Township, Municipal
                 Authority RB, Marywood University
                 Project, RADIAN
     705,000       4.450%, 06/01/20                                     695,222
     730,000       4.450%, 06/01/21                                     712,735
     675,000       4.400%, 06/01/19                                     667,723
     650,000       4.250%, 06/01/18                                     642,258
     195,000   Allegheny County, Hospital
                 Development Authority RB,
                 Childrens Hospital of Pittsburgh,
                 MBIA, ETM
                   5.300%, 07/01/26                                     212,078
     725,000   Allegheny County, Hospital
                 Development Authority RB,
                 Jefferson Regional Medical Center,
                 Series B
                   5.000%, 05/01/18                                     749,701
      60,000   Allegheny County, Hospital
                 Development Authority RB,
                 Pittsburgh Mercy Health Systems,
                 AMBAC, ETM
                   5.625%, 08/15/26                                      61,104
               Allegheny County, Redevelopment
                 Authority TA, Waterfront Project,
                 Series B
     125,000       4.250%, 12/15/12                                     128,992
     160,000       4.000%, 12/15/10                                     163,128
     165,000       4.000%, 12/15/11                                     168,871


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
------------                                                       ------------
               Allegheny County, Residential Finance
                 Authority RB, Single-Family Mortgage,
                 Series VV, AMT, GNMA, FNMA
   1,295,000       4.900%, 11/01/27                                   1,264,477
   2,330,000       4.800%, 11/01/22                                   2,325,200
      10,000   Berks County GO, Second Series,
                 MBIA
                   3.300%, 11/15/09                                      10,202
     400,000   Chester, Upland School District GO
                   4.200%, 05/15/13                                     408,528
     970,000   Chester, Upland School District GO,
                 XLCA
                   4.850%, 09/15/16                                   1,041,324
     100,000   Dauphin County, General Authority
                 RB, AMBAC, Mandatory Put (9)
                   4.550%, 06/01/08                                     100,681
      80,000   Dauphin County, General
                 Authority RB, Hapsco-Western
                 Pennsylvania Hospital Project,
                 Series A-1, MBIA, ETM
                   5.500%, 07/01/13                                      86,526
   1,660,000   Delaware County, Hospital Revenue
                 Authority RB, Crozer Keystone
                 Obligation Group, Series A
                   5.000%, 12/15/19                                   1,671,736
  17,000,000   Delaware Valley Regional Financial
                 Authority RB, Series C (6)
                   4.180%, 06/01/37                                  14,237,330
      35,000   Erie, Higher Education Building
                 Authority RB, Gannon University
                 Project, AMBAC, ETM
                   7.375%, 06/01/08                                      35,612
   1,525,000   Harrisburg, Parking Authority RB,
                 Series R, XLCA
                   4.250%, 05/15/21                                   1,457,077
      40,000   Hempfield, School District GO, ETM
                   7.200%, 10/15/09                                      42,301
     845,000   Lancaster County, School District GO,
                 FSA
                   4.250%, 06/01/25                                     837,589
     185,000   Lancaster County, School District GO,
                 Series A, FSA
                   4.000%, 06/01/20                                     186,371
   2,650,000   Lehigh County, General Purpose
                 Authority RB, St. Lukes
                 Hospital Bethlehem (6)
                   4.282%, 08/15/42                                   1,847,262
               Monroe County, Hospital Authority RB,
                 Pocono Medical Center
     620,000       5.000%, 01/01/14                                     643,752
     310,000       5.000%, 01/01/17                                     318,975
   1,675,000   Monroe County, Hospital Authority RB,
                 Pocono Medical Center,
                 Pre-Refunded @ 100 (2)
                   6.000%, 01/01/14                                   1,947,489

 Principal
  Amount $                                                            Value $
------------                                                       ------------
   4,005,000   Montgomery County, Industrial
                 Development Authority RB, Monetary
                 Project, Series A, MBIA
                   5.250%, 11/01/13                                   4,454,441
   1,500,000   Philadelphia, Authority for Industrial
                 Development RB, Commercial
                 Development, Red Lion, AMT,
                 Mandatory Put, (LOC: PNC
                 Bank, N.A.) (8)(9)
                   4.500%, 12/01/16                                   1,500,795
     585,000   Philadelphia, Authority for Industrial
                 Development RB, Russell Byers
                 Charter School, Series A
                   4.900%, 05/01/17                                     577,939
     975,000   Philadelphia, Multi-Family Housing
                 Redevelopment Authority RB,
                 Pavilion Apartments Project,
                 Series A, AMT, HUD Section 236
                   4.250%, 10/01/16                                   1,003,597
     500,000   Philadelphia, School District GO,
                 Series D, FSA
                   5.000%, 06/01/15                                     556,215
   6,150,000   Saint Mary's Hospital Authority RB,
                 Catholic Health East Issue, Series F (6)
                   4.092%, 11/15/34                                   4,863,297
   4,785,000   Scranton, Redevelopment
                 Authority RB, RADIAN (8)
                   6.100%, 11/01/24                                   4,363,489
     900,000   State Economic Development
                 Financing Authority RB, York Water
                 Project, Series A, AMT, XLCA
                   5.000%, 04/01/16                                     946,197
     755,000   State Higher Educational Facilities
                 Authority RB, Allegheny Delaware
                 Valley Obligation, Series A, MBIA
                   5.700%, 11/15/11                                     755,000
               State Higher Educational Facilities
                 Authority RB, Assigned Independent
                 Colleges & Universities, RADIAN
     405,000       4.125%, 05/01/12                                     410,577
     375,000       4.000%, 05/01/10                                     379,088
     390,000       4.000%, 05/01/11                                     394,848
               State Higher Educational Facilities
                 Authority RB, Indiana University,
                 Series A, XLCA (6)
  14,250,000       3.818%, 07/01/39                                  11,357,963
   8,155,000       3.768%, 07/01/27                                   6,959,966
     310,000   State Higher Educational Facilities
                 Authority RB, St. Francis
                 Independent Colleges-Universities
                   5.000%, 11/01/11                                     321,269
   5,090,000   State Turnpike Common Oil RB,
                 Series A, AMBAC, ETM
                   5.000%, 12/01/15                                   5,243,565
   1,610,000   State University RB, GO of University
                   5.000%, 09/01/24                                   1,700,353
                                                                   ------------
                                                                     78,452,843


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
------------                                                       ------------
               RHODE ISLAND -- 0.5%
   1,575,000   Providence, Housing Authority RB,
                 New Canonchet Project, Series A,
                 AMT, GNMA
                   5.000%, 07/01/38                                   1,515,434
      55,000   State Depositors Economic
                 Protection RB, Series B, MBIA,
                 ETM
                   6.000%, 08/01/17                                      62,199
     180,000   State Health & Educational Building
                 Authority RB, Capital Appreciation,
                 BIG (7)
                   3.335%, 11/01/12                                     139,480
               Woonsocket, Housing Authority RB,
                 Capital Funds Housing Project
     385,000       4.500%, 09/01/10                                     404,831
     400,000       4.500%, 09/01/11                                     425,552
     420,000       4.500%, 09/01/12                                     449,198
                                                                   ------------
                                                                      2,996,694
               SOUTH CAROLINA -- 1.1%
     385,000   Greenville County, Airport RB,
                 Donaldson Industrial Air Park
                 Project, AMT
                   6.125%, 10/01/17                                     383,379
               Lee County, School Facilities RB,
                 Series 2006, RADIAN
   1,000,000       6.000%, 12/01/21                                   1,118,060
   1,650,000       6.000%, 12/01/22                                   1,840,641
     180,000   Piedmont, Municipal Power
                 Agency RB, Capital Appreciation,
                 Series A, AMBAC (7)
                   9.758%, 01/01/15                                     125,311
               State Educational Facilities
                 Authority RB, Non-Profit
                 Institutions, Wofford College
                 Series A
     360,000       4.500%, 04/01/20                                     365,389
     375,000       4.500%, 04/01/21                                     378,064
     750,000       4.500%, 04/01/30                                     706,763
     330,000       4.250%, 04/01/18                                     333,686
     345,000       4.250%, 04/01/19                                     344,983
   1,160,000   State Jobs Economic Development
                 Authority RB, Palmetto Health,
                 Series C, Pre-Refunded @ 100 (2)
                   6.875%, 08/01/13                                   1,396,976
                                                                   ------------
                                                                      6,993,252

               SOUTH DAKOTA -- 0.2%
     980,000   Heartland Consumers Power
                 District RB, ETM
                   7.000%, 01/01/16                                   1,127,578
                                                                   ------------

               TENNESSEE -- 0.6%
     455,000   Nashville & Davidson Counties,
                 Metropolitan Government Cab
                 Converter RB, FGIC
                   7.700%, 01/01/12                                     504,090

 Principal
  Amount $                                                            Value $
------------                                                       ------------
     500,000   Nashville & Davidson Counties,
                 Metropolitan Government Health &
                 Educational Facilities Board RB,
                 RADIAN
                   5.100%, 08/01/16                                     502,130
   1,500,000   Nashville & Davidson Counties,
                 Multi-Family Housing RB, River
                 Retreat, Series A, FNMA
                   4.750%, 11/01/26                                   1,456,380
               State School Board Authority RB,
                 Series B (5)
      40,000       5.250%, 05/01/10                                      40,490
   1,275,000       5.000%, 05/01/09                                   1,290,555
      50,000   Wilson County, Health & Educational
                 Facilities Board RB, University
                 Medical Center, ETM
                   8.375%, 08/01/08                                      51,192
                                                                   ------------
                                                                      3,844,837
               TEXAS -- 8.2%
   2,020,000   Allen, Independent School District GO,
                 Capital Appreciation, PSF,
                 Pre-Refunded @ 40.017 (2)(7)
                   5.977%, 02/15/10                                     769,660
   2,025,000   Allen, Independent School District GO,
                 Capital Appreciation, PSF
                 Pre-Refunded @ 42.722 (2)(7)
                   5.938%, 02/15/10                                     823,709
     110,000   Brownsville GO, Capital Appreciation,
                 AMBAC (7)
                   6.437%, 02/15/11                                      92,020
               Canton Independent School District
                 GO, School Building Authority, PSF
     625,000       4.600%, 02/15/23                                     643,537
     375,000       4.500%, 02/15/21                                     387,060
   4,966,284   Central Texas, Single-Family Housing
                 Financial Corporation RB,
                 Mortgage-Backed Securities
                 Program, Series A-1, GNMA,
                 FNMA
                   5.150%, 12/01/39                                   5,111,548
               Commerce, Independent School
                 District GO, Capital Appreciation
                 School Building, PSF (7)
     565,000       4.037%, 08/15/09                                     545,338
     740,000       4.176%, 08/15/10                                     694,238
               Commerce, Independent School
                 District GO, School Building
                 Authority, PSF
   1,075,000       4.600%, 08/15/23                                   1,108,325
   1,130,000       4.600%, 08/15/24                                   1,157,165
     985,000       4.500%, 08/15/21                                   1,017,722
   1,035,000       4.500%, 08/15/22                                   1,059,995


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
------------                                                       ------------
               De Soto GO, CIFG
     390,000         4.375%, 02/15/24                                   373,534
     330,000         4.250%, 02/15/23                                   315,140
     340,000         4.200%, 02/15/22                                   326,383
     345,000         4.125%, 02/15/21                                   332,304
     330,000         4.100%, 02/15/20                                   320,849
      20,000   Denison, Hospital Authority RB,
                  Texoma Medical Center, ETM
                     7.125%, 07/01/08                                    20,415
               Fort Bend County, Municipal Utility
                  District No. 23 GO, FGIC
      45,000         6.500%, 09/01/08                                    45,985
      65,000         6.500%, 09/01/09                                    68,728
      70,000         6.500%, 09/01/10                                    76,178
      45,000         6.500%, 09/01/11                                    50,198
      95,000         5.000%, 09/01/16                                    99,739
     250,000   Greater Greenspoint, Redevelopment
                  Authority RB, Tax Increment
                  Contract, RADIAN
                     5.250%, 09/01/10                                   260,458
     145,000   Harris County, Health Facilities
                  Development RB, St. Lukes
                  Episcopal Hospital Project, ETM
                     6.625%, 02/15/12                                   150,900
   7,475,000   Harris County RB, Series B, AMBAC (6)
                     3.932%, 08/15/35                                 6,387,986
     135,000   Houston, Airport System RB, ETM
                     7.600%, 07/01/10                                   143,682
     100,000   Houston, Apartment Systems RB,
                  Series A, AMT, FGIC
                     5.000%, 07/01/19                                   102,170
      10,000   Houston, Sewer System RB, FGIC,
                  ETM
                     6.375%, 10/01/08                                    10,229
               Howard County GO, RADIAN
     335,000         4.000%, 02/15/14                                   334,782
     375,000         4.000%, 02/15/17                                   365,764
     200,000         4.000%, 02/15/18                                   193,388
               Lewisville, Combination Contract
                  GO, Special Assessment
                  Capital District 2, ACA (3)
   2,000,000         5.875%, 09/01/22                                 1,998,920
   3,545,000         5.625%, 09/01/17                                 3,561,839
   7,030,000   Matagorda County, Hospital
                  District RB, FHA
                     4.450%, 08/15/27                                 6,850,665
               Retama, Development Corporate
                  Special Facilities RB, Retama
                  Racetrack, ETM (8)
   2,000,000         10.000%, 12/15/17                                2,837,900
     500,000         8.750%, 12/15/11                                   583,760
               San Leanna, Educational Facilities
                  Higher RB, Saint Edwards
                  University Project
   1,165,000         5.000%, 06/01/16                                 1,227,386
     500,000         5.000%, 06/01/17                                   526,250
     500,000         5.000%, 06/01/19                                   517,695

 Principal
  Amount $                                                            Value $
------------                                                       ------------
      50,000   Sendero, Public Facilities RB, Crown
                  Meadows Project, Series A, FHLMC
                     4.250%, 06/01/13                                    52,483
               Sienna, Plantation Levee Improvement
                  District GO, FSA
     430,000         4.750%, 09/01/23                                   447,475
     450,000         4.750%, 09/01/24                                   465,620
   1,335,000         4.500%, 09/01/31                                 1,331,102
   1,500,000   South Lake GO, AMBAC,
                  Pre-Refunded @ 26.765 (2)(7)
                     6.273%, 02/15/09                                   392,385
   3,145,000   South Lake GO, AMBAC,
                  Pre-Refunded @ 32.616 (2)(7)
                     6.210%, 02/15/09                                 1,002,563
   1,155,000   State Department of Housing &
                  Community RB, Summit Point
                  Apartments, GNMA
                     4.800%, 06/20/18                                 1,184,083
   7,400,000   State Municipal Gas Acquisition &
                  Supply RB (6)
                     4.214%, 09/15/27                                 6,438,000
     745,000   Travis County, Health Facility
                  Development RB, Daughters of
                  Charity, MBIA, ETM
                     5.000%, 11/01/20                                   746,140
     449,547   West Central, Regulation Housing
                  Financial RB, Mortgage-Backed
                  Securities Program, Series A, AMT,
                  GNMA, FNMA, FHLMC
                     5.350%, 12/01/39                                   466,688
                                                                   ------------
                                                                     54,020,083
               UTAH -- 0.5%
      30,000   Intermountain Power Agency RB,
                  Series A, ETM
                     5.000%, 07/01/21                                    30,058
   1,000,000   State Environmental RB,
                  Marathon Oil Project (6)
                     5.050%, 11/01/17                                 1,045,170
   1,315,000   State Housing Corporation,
                  Single-Family Mortgage RB,
                  Series C-1, Class III, AMT
                     4.850%, 07/01/27                                 1,367,048
     980,000   State Housing Corporation,
                  Single-Family Mortgage RB,
                  Series G, Class III, AMT
                     4.700%, 07/01/28                                 1,010,694
                                                                   ------------
                                                                      3,452,970
               VIRGINIA -- 0.1%
     710,000   Norfolk, Packaging Systems RB,
                  Series A, MBIA
                     4.000%, 02/01/19                                   709,247
                                                                   ------------

               WASHINGTON -- 0.0%
     333,117   Nooksack, Indian Tribe RB
                     5.500%, 02/23/11                                   333,130
                                                                   ------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
------------                                                       ------------
               WEST VIRGINIA -- 0.3%
     545,000   State Economic Development
                  Authority, Industrial Development
                  RB, Central Supply Project,
                  AMT, (LOC: BB&T)
                     5.500%, 05/15/10                                   555,262
   2,000,000   State Jobs Investment
                  Trust Board RB, Promissory Notes,
                  Series D (7)(8)
                     0.000%, 07/31/13                                 1,531,100
                                                                   ------------

                                                                      2,086,362
               WISCONSIN -- 0.8%
   2,985,000   Franklin, Solid Waste Disposal
                  RB, Waste Management
                  Conversion, AMT (6)
                     4.950%, 04/01/16                                 3,045,894
     800,000   Kronenwetter, Anticipation Notes
                     4.750%, 03/01/11                                   811,224
   1,365,000   Oshkosh, Industrial Development
                  Authority RB, Don Evans
                  Project, AMT, Mandatory Put,
                  (LOC: Marshall & Ilslay) (9)
                     5.500%, 12/01/21                                 1,376,739
      50,000   State Health & Educational
                  Facilities RB, ACA,
                  Pre-Refunded @ 100 (2)
                     6.000%, 05/15/08                                    50,559
      10,000   State Transportation RB, Series A
                     5.500%, 07/01/11                                    10,983
      60,000   Winnebago County, Promissory
                  Notes GO
                     4.375%, 04/01/12                                    62,164
                                                                   ------------
                                                                      5,357,563
                                                                   ------------
               TOTAL MUNICIPAL BONDS
               (Cost $646,011,872)                                  635,307,013
                                                                   ------------
               CORPORATE OBLIGATIONS -- 0.5%
     186,393   IIS/Syska Holdings Energy (10)
                     3.900%, 08/15/08                                   184,703
     250,000   Kidspeace National Centers of
                  Georgia, USDA (1)(3)(4)(6)
                     6.300%, 12/01/28                                   272,310
     776,560   Landmark Leasing (10)
                     6.200%, 10/01/22                                   843,051
   1,829,069   Niagara Elmwood (3)(8)
                     6.120%, 12/15/11                                 1,904,133
                                                                   ------------
               TOTAL CORPORATE OBLIGATIONS
                  (Cost $3,041,567)                                   3,204,197
                                                                   ------------

   Shares                                                             Value $
------------                                                       ------------
               SHORT-TERM INVESTMENTS -- 1.8%
  11,809,617   BlackRock Institutional Muni Fund
                  Portfolio, 2.901% (12)                             11,809,617
         904   JPMorgan Tax Free Money Market
                  Fund, 2.710% (12)                                         904
                                                                   ------------
               TOTAL SHORT-TERM INVESTMENTS
                  (Cost $11,810,521)                                 11,810,521
                                                                   ------------

               TOTAL INVESTMENTS -- 98.6%
               (Cost $660,863,960)*                                 650,321,731
                                                                   ------------

               OTHER ASSETS LESS LIABILITIES -- 1.4%                  9,333,645
                                                                   ------------

               NET ASSETS - 100.0%                                 $659,655,376
                                                                   ============

* AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $660,863,960, AND THE UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS OWNED BY THE FUND WERE $11,567,794 AND $(22,110,023), RESPECTIVELY.

(1) SECURITY CONSIDERED ILLIQUID. ON JANUARY 31, 2008 THE VALUE OF THESE SECURITIES AMOUNTED TO $648,018 REPRESENTING 0.1% OF THE NET ASSETS OF THE FUND.

(2)   PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

(3)   PRIVATE PLACEMENT SECURITY.

(4)   SECURITY CONSIDERED RESTRICTED.

(5)   ECONOMICALLY DEFEASED SECURITY.

(6)   VARIABLE RATE SECURITY -- RATE DISCLOSED IS AS OF JANUARY 31, 2008.

(7) ZERO COUPON SECURITY -- RATE DISCLOSED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(8)   SECURITY IS TAXABLE.

(9) MANDATORY PUT SECURITY -- THE MANDATORY PUT DATE IS SHOWN AS THE MATURITY DATE ON THE SCHEDULE OF INVESTMENTS.

(10) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THIS SECURITY MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON JANUARY 31, 2008, THE VALUE OF THESE SECURITIES. AMOUNTED TO $5,527,457, REPRESENTING 0.8% OF THE NET ASSETS OF THE FUND.

(11) STEP BOND -- COUPON RATE INCREASES IN INCREMENTS TO MATURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2008.

(12)  THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31,
      2008.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

AMT -- INCOME FROM SECURITY MAY BE SUBJECT TO ALTERNATIVE MINIMUM TAX. BAN -- BOND ANTICIPATION NOTE
CIFG -- CORNELL/INTEL FACULTY GROUP
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GA -- GUARANTEED AGREEMENT
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
HUD -- DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT
LOC -- LETTER OF CREDIT
NA -- NATIONAL ASSOCIATION
RB -- REVENUE BOND
SA -- SPECIAL ASSESSMENT
TA -- TAX ALLOCATION
TAN -- TAX ANTICIPATION NOTE

GUARANTEED AS TO PRINCIPAL AND INTEREST BY THE ORGANIZATION IDENTIFIED BELOW:
ACA -- AMERICAN CAPITAL ACCESS
ADFA -- ADFA GUARANTY
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
BIG -- BIG GUARANTY
FGIC -- FINANCIAL GUARANTEE INSURANCE COMPANY
FHA -- FEDERAL HOUSING ADMINISTRATION
FSA -- FINANCIAL SECURITY ASSURANCE
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
PSF -- PSF GUARANTY
RADIAN -- RADIAN GUARANTY
SONYMA -- SONYMA GUARANTY
SPA -- SPA GUARANTY
USDA -- USADA GUARANTY
XLCA -- XL CAPITAL ASSURANCE

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
RESTRICTED SECURITIES:

As of January 31, 2008, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registrations under the Securities Act of 1933 or pursuant to an exemption therefrom. These investments are valued in accordance with procedures approved by the Fund's Board of Trustees. The acquisition dates of these investments, along with their costs and values as of January 31, 2008, were as follows:

                                    PRINCIPAL       ACQUISITION                                % OF NET
                                      AMOUNT           DATE          COST      MARKET VALUE     ASSETS
-------------------------------------------------------------------------------------------------------
Crenshaw County, Industrial
   Development Board RB
   5.600%, 3/01/08                  $ 250,000         2/26/00      $ 251,703     $ 250,475        0.0%
Jacksonville, Health
   Facilities RB
   5.000%, 11/15/15                   125,000         8/25/05        129,116       125,233        0.0
Kidspeace National Centers
   of Georgia, USDA
   6.300%, 12/01/28                   250,000          1/5/04        250,000       272,310        0.0


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
------------                                                       ------------
               MUNICIPAL BONDS -- 87.6%
               ALABAMA -- 0.3%
     565,000   Montgomery Medical Clinic Board
                  RB, Jackson Hospital & Clinic
                     5.000%, 03/01/11                                   581,876
                                                                   ------------
               ARIZONA -- 1.8%
   4,000,000   Arizona Health Facilities, Banner
                  Health RB, Series B (1)
                     3.978%, 01/01/37                                 3,340,080
      35,000   Maricopa County, Hospital RB,
                  Intermediate Community-Sun City,
                  ETM
                     8.625%, 01/01/10                                    37,662
      44,000   Maricopa County, Hospital RB, St.
                  Lukes Hospital Medical Center
                  Project, ETM
                     8.750%, 02/01/10                                    46,630
     600,000   Maricopa County, Industrial
                  Development Authority RB,
                  Bal-Catholic West, Unrefunded, Series A
                     5.000%, 07/01/16                                   612,300
     100,000   Pima County Industrial Development
                  Authority RB, Tuscan County Day
                  School Project
                     4.000%, 06/01/08                                    99,975
     140,000   Pinal County Industrial Development
                  Authority, Correctional Facilities RB,
                  Florence West Prison, Series A,
                  ACA
                     3.875%, 10/01/09                                   138,923
                                                                   ------------
                                                                      4,275,570
               ARKANSAS -- 3.1%
     250,000   Fayetteville Sales & Use Tax RB, FSA
                     4.125%, 11/01/26                                   252,833
   1,260,000   Fayetteville, Sales & Use Tax RB,
                  Series A, FSA
                     4.000%, 11/01/21                                 1,299,728
   1,270,000   Fayetteville, Sales & Use Tax SA,
                  ETM, 6.8% of original issue
                     2.500%, 12/01/08                                 1,268,984
     130,000   Little Rock, Library Construction
                  Improvement GO, Series A
                     4.350%, 03/01/24                                   130,053
   1,060,000   Marion, Sales & Use Tax RB, Capital
                  Improvement
                     4.850%, 09/01/32                                 1,062,724
   1,800,000   Rogers GO, XLCA
                     4.250%, 03/01/31                                 1,849,248
      95,000   Rogers, Sales & Use Tax RB, Series A,
                  FGIC
                     4.125%, 09/01/23                                    95,270
   1,405,000   Springdale, Sales & Use Tax RB,
                  MBIA
                     4.000%, 07/01/16                                 1,459,809
                                                                   ------------
                                                                      7,418,649

 Principal
  Amount $                                                            Value $
------------                                                       ------------
               CALIFORNIA -- 4.9%
     516,001   Alexander Valley, School District
                  Lease Certificates RB, Flexfund Program
                     4.250%, 07/01/14                                   529,009
   2,200,000   California Health Facilities Funding
                  Authority RB, California-Nevada-
                  Methodist Project
                     4.250%, 07/01/11                                 2,226,202
   4,750,000   Long Beach Financial Authority RB,
                  Natural Gas Purification, Series B (1)
                     4.696%, 11/15/25                                 4,262,698
   3,860,000   Manteca, Financing Authority
                  Sewer RB, Series B, MBIA
                     5.000%, 12/01/33                                 3,914,387
     305,000   Placer County, Water Agency RB,
                  Middle Fork Project
                     3.750%, 07/01/12                                   302,420
      55,000   Sacramento County, Sanitation
                  District RB, ETM
                     5.000%, 12/01/08                                    55,518
     235,000   Statewide Communities, Development
                  Authority RB, Warwick Terrace
                  Apartments, Series H, (LOC: City
                  National Bank)
                     4.800%, 04/15/19                                   234,981
     160,235   Temple City, School
                  District RB, Flexfund Program
                     4.000%, 12/01/14                                   162,552
                                                                   ------------
                                                                     11,687,767
               COLORADO -- 7.9%
   7,220,000   Adonea, Metropolitan District No.
                  2 RB, Series B, (LOC: Compass
                  Bank)
                     4.375%, 12/01/15                                 7,466,491
   2,320,000   Beacon Point, Metropolitan
                  District RB, Series B, (LOC:
                  Compass Bank)
                     4.375%, 12/01/15                                 2,341,251
   3,000,000   Denver Health & Hospital
                  Authority RB, Series B (1)
                     4.533%, 12/01/33                                 2,393,160
               Fort Lewis, College Board RB,
                  Series D, FGIC (5)(10)
     425,000         5.100%, 10/01/09                                   438,549
     440,000         5.100%, 10/01/10                                   457,679
   1,440,000   High Plains, Metropolitan District RB,
                  (LOC: Compass Bank)
                     4.375%, 12/01/15                                 1,499,055
   1,110,000   Maher Ranch, Metropolitan District
                  No. 4 GO, RADIAN
                     4.375%, 12/01/13                                 1,136,673
   2,245,000   State Health Facilities Authority RB,
                  Catholic Health, Series A, ETM
                     5.500%, 03/01/22                                 2,416,159
     345,000   State Health Facilities Authority RB,
                  Volunteers of America Care,
                  Series A
                     5.000%, 07/01/08                                   344,717


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
------------                                                       ------------
     160,000   State Housing & Finance Authority
                  RB, Single-Family Program,
                  Series C-2, AMT
                     8.400%, 10/01/21                                   171,119
     255,000   State Housing & Finance
                  Authority RB, Single-Family Project,
                  Series D2, AMT
                     6.350%, 11/01/29                                   269,884
                                                                   ------------
                                                                     18,934,737
               DELAWARE -- 0.3%
     620,000   State Health Facilities Authority RB,
                  Beebe Medical Center Project,
                  Series A
                     5.000%, 06/01/08                                   622,827
      90,000   State Housing Authority RB,
                  Single-Family Mortgage, Series A-1,
                  AMT, MBIA
                     5.300%, 07/01/11                                    91,613
                                                                   ------------
                                                                        714,440
               DISTRICT OF COLUMBIA -- 0.1%
     175,000   Housing Finance Agency RB, 1330 7th
                  Street Apartments, Series A, AMT,
                  FHA
                     3.000%, 12/01/09                                   175,658
                                                                   ------------
               FLORIDA -- 0.4%
       5,000   Dunedin, Health Facilities Authority RB,
                  Mease Hospital, ETM
                     7.600%, 10/01/08                                     5,142
     310,000   Florida State Board of Education GO,
                  Public Education Improvements,
                  Series C, ETM
                     6.000%, 05/01/08                                   310,961
     425,000   Florida State, Board Registered
                  Parking System RB, University
                  of Florida, MBIA
                     5.000%, 08/01/10                                   425,854
       5,000   Florida State GO, ETM
                     5.900%, 07/01/08                                     5,079
     190,000   Hollywood Community Redevelopment
                  Agency RB, Beach CRA
                     5.000%, 03/01/08                                   190,270
     100,000   Jacksonville, Electric Authority RB,
                  Third Installment, ETM
                     6.800%, 07/01/12                                   109,793
                                                                   ------------
                                                                      1,047,099
               GEORGIA -- 1.2%
     840,000   Cobb County, Kennestone Hospital
                  Authority RB, Capital Appreciation
                  Certificates, Series 86A, MBIA,
                  ETM (3)
                     4.713%, 08/01/15                                   552,258
     490,000   Hapeville, Development Authority RB,
                  Intergovernmental (2)(4)(5)(9)
                     6.500%, 08/01/09                                   507,013
   1,375,000   Randolph County, Sales Tax GO
                     3.210%, 04/01/12                                 1,376,127

 Principal
  Amount $                                                            Value $
------------                                                       ------------
     385,000   State Housing & Finance
                  Authority RB, Single-Family
                  Mortgage Program, Sub-Series D-3 (1)
                     4.850%, 06/01/17                                   391,834
                                                                   ------------
                                                                      2,827,232
               IDAHO -- 0.0%
      25,000   State Housing & Finance Association
                  RB, Single-Family Mortgage
                  Program, Sub-Series G-2, AMT
                     5.750%, 01/01/14                                    25,295
      15,000   State Housing & Finance
                  Association RB, Single-Family
                  Mortgage Program, Sub-Series H-2,
                  AMT, FHA
                     5.850%, 01/01/14                                    15,373
                                                                   ------------
                                                                         40,668
               ILLINOIS -- 6.6%
   5,000,000   Bartlett, Quarry Redevelopment
                  Project TA (5)
                     5.350%, 01/01/17                                 5,052,750
   5,000,000   Bolingbrook, Sales Tax RB (10)
                     6.000%, 01/01/26                                 5,018,500
     795,000   Cary, Special Tax, Special Service
                  Area No. 1, RADIAN
                     4.400%, 03/01/16                                   803,546
      20,000   Chicago, Single-Family Mortgage RB,
                  Series B, AMT, GNMA, FNMA,
                  FHLMC
                     6.950%, 09/01/28                                    20,673
     685,000   McCook, British Home Project RB,
                  (LOC: LaSalle Bank NA) (1)
                     4.250%, 12/01/14                                   685,815
      75,000   Pekin, Single-Family Mortgage RB,
                  ETM
                     7.400%, 12/01/08                                    77,631
   3,715,000   Pingree Grove, Special Services Area,
                  Cambridge Lakes Project,
                  Series 05-1
                     5.250%, 03/01/15                                 3,691,001
     415,000   State Health Facilities Authority RB,
                  Lutheran General Health Systems,
                  Series C, FSA
                     7.000%, 04/01/08                                   418,175
                                                                   ------------
                                                                     15,768,091
               INDIANA -- 1.0%
   1,095,000   Carmel, Industrial Redevelopment
                  BAN, District Golf
                     5.250%, 02/01/09                                 1,097,026
     350,000   Hamilton County, Industrial
                  Redevelopment TA, District Tax
                  Increment Revenue
                     3.850%, 01/10/10                                   351,323
     105,000   State Health Facility Financing
                  Authority RB, Unrefunded, Series A,
                  MBIA
                     5.000%, 11/01/09                                   107,318


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
------------                                                       ------------
     270,000   State Housing Finance Authority RB,
                  Single-Family Mortgage, Series A-3,
                  AMT, GNMA, FNMA
                     5.375%, 01/01/23                                   272,281
     550,000   Upland, Economic Development RB,
                  Taylor University Project
                     4.000%, 09/01/08                                   553,471
                                                                   ------------
                                                                      2,381,419
               IOWA -- 1.5%
   3,470,000   Coralville GO, BAN, Urban Renewal,
                  Series D
                     4.250%, 06/01/09                                 3,491,861
       5,000   Sioux City, Hospital RB,
                  Series O, MBIA, ETM
                     5.250%, 08/15/10                                     5,011
                                                                   ------------
                                                                      3,496,872
               KANSAS -- 4.2%
   2,750,000   Junction City GO, Temporary Notes,
                  Series B (5)
                     6.000%, 06/01/08                                 2,769,690
   2,195,000   Mission GO, Temporary Notes,
                  Series 2 (5)
                     5.500%, 06/01/08                                 2,198,973
   1,585,000   Sedgwick & Shawnee Counties,
                  Single-Family Mortgage RB,
                  Series A, AMT, GNMA,
                  FNMA (10)
                     5.600%, 06/01/27                                 1,644,929
   1,400,000   Sedgwick & Shawnee Counties,
                  Single-Family Mortgage RB,
                  Series A-2, AMT, GNMA, FNMA
                     5.600%, 06/01/29                                 1,497,440
     440,000   Wyandotte County, Sales Tax RB, 1st
                  Lien, Area B, (LOC: Citibank NA)
                     3.750%, 12/01/12                                   448,910
   1,400,000   Wyandotte County, Sales Tax RB, 1st
                  Lien, Area C, (LOC: Citibank NA)
                     3.850%, 12/01/13                                 1,421,770
                                                                   ------------
                                                                      9,981,712
               KENTUCKY -- 0.2%
     290,000   State Turnpike Authority RB, Resource
                  Recovery Redevelopment, Series A, ETM
                     5.000%, 07/01/08                                   292,868
      25,000   State Turnpike Authority RB, ETM (1)
                     6.625%, 07/01/08                                    25,471
      35,000   State Turnpike Authority Toll
                  Road RB, ETM
                     6.125%, 07/01/08                                    35,588
                                                                   ------------
                                                                        353,927
               LOUISIANA -- 3.4%
     125,000   Calcasieu Parish, Public Transportation
                  Authority RB, Single-Family
                  Mortgage, Series A, AMT, GNMA,
                  FNMA
                     5.850%, 10/01/32                                   126,479
   6,311,074   Jefferson Parish, Financial
                  Authority RB, Single-Family
                  Mortgage, Series A, AMT (1)(9)
                     4.113%, 03/01/39                                 6,311,074

 Principal
  Amount $                                                            Value $
------------                                                       ------------
      20,000   Jefferson Parish, Hospital Service
                  District No. 1 RB, ETM
                     7.250%, 01/01/09                                    20,757
   1,065,000   Louisiana Local Government,
                  Environmental Facilities RB,
                  Southeastern Louisiana University,
                  Series B, MBIA
                     4.375%, 02/01/37                                 1,057,864
      40,000   Monroe-West Monroe, Single-Family
                  Mortgage RB, ETM
                     7.200%, 08/01/10                                    42,177
      55,000   Orleans Parish, School Board GO,
                  MBIA, ETM (3)
                     0.822%, 02/01/08                                    55,000
     420,000   State Multi-Family Housing Finance
                  Agency RB, Section 8-202 Project,
                  Series A
                     3.950%, 12/01/09                                   429,164
      15,000   State Public Facilities Authority
                  Hospital RB, Pendleton Memorial
                  Methodist Hospital, ETM
                     5.000%, 06/01/08                                    15,143
                                                                   ------------
                                                                      8,057,658
               MARYLAND -- 1.4%
               Annapolis, Economic Development RB,
                  Saint Johns College Facilities, Series A
     125,000         4.500%, 10/01/08                                   126,132
      85,000         4.500%, 10/01/09                                    86,818
     150,000         4.250%, 10/01/10                                   153,141
   2,180,000   Baltimore, Unrefunded Capital
                  Appreciation GO, Series A, FGIC (3)
                     4.474%, 10/15/09                                 1,974,579
     880,000   State Health & Higher Education
                  RB, Howard County General
                  Hospital, ETM
                     5.500%, 07/01/13                                   916,652
                                                                   ------------
                                                                      3,257,322
               MICHIGAN -- 1.0%
     700,000   Detroit/Wayne County, Stadium
                  Authority RB, FGIC
                     5.250%, 02/01/09                                   708,666
     280,000   Grand Valley, State University RB,
                  AMBAC
                     5.150%, 10/01/09                                   284,080
     960,000   Kalamazoo, Hospital Finance
                  Authority RB, Borgess Medical
                  Center, Series A, AMBAC, ETM
                     5.500%, 06/01/08                                   970,905
     360,000   Kalamazoo, Hospital Finance
                  Authority RB, Bronson Methodist,
                  MBIA
                     5.500%, 05/15/08                                   362,945
                                                                   ------------
                                                                      2,326,596
               MINNESOTA -- 0.6%
     240,000   Alexandria, Industrial
                  Development RB, Seluemed
                  Limited LLP Project, AMT, (LOC:
                  First Trust NA)
                     5.300%, 03/01/10                                   240,156


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
------------                                                       ------------
     895,000   Burnsville, Hospital System RB,
                  Fairview Community Hospitals,
                  ETM (3)
                     6.001%, 05/01/12                                   701,062
     570,000   State Housing Finance Agency RB,
                  Residential Housing Financing, AMT
                     4.800%, 07/01/23                                   574,104
                                                                   ------------
                                                                      1,515,322
               MISSISSIPPI -- 0.5%
   1,235,000   Mississippi Business Finance RB,
                  TT&W Farm Products Project, AMT,
                  (LOC: National Bank)
                     6.900%, 07/01/10                                 1,237,865
                                                                   ------------
               MISSOURI -- 3.3%
     990,000   Boone County, Industrial Development
                  Authority RB, Otscon Project, AMT,
                  Mandatory Put, (LOC: Boone County
                  National Bank) (1)(6)
                     4.750%, 05/01/18                                   942,856
     500,000   Fort Zumwalt, School District GO,
                  Pre-Refunded @ 100 (7)
                     6.500%, 03/01/08                                   501,860
               Pacific, Industrial Development
                  Authority RB, Clayton Project,
                  AMT, (LOC: Commerce Bank NA)
     720,000         6.450%, 05/01/17                                   722,124
     630,000         6.200%, 05/01/12                                   631,707
   2,750,000   Riverside, Industrial Development
                  Authority RB, Riverside Horizons
                  Project, Series B, ACA
                     4.500%, 05/01/27                                 2,490,840
   1,125,000   State Development Finance Board RB,
                  Arnold Infrastructure Project, Series B
                     5.000%, 11/01/27                                 1,126,069
     100,000   St. Charles County, Industrial
                  Development Authority RB, Garden
                  View Care Center Project, AMT,
                  (LOC: U.S. Bank NA)
                     5.400%, 11/15/16                                   100,616
   1,250,000   Waynesville COP, RADIAN
                     4.200%, 04/01/17                                 1,261,813
                                                                   ------------
                                                                      7,777,885
               MONTANA -- 0.0%
      20,000   State Board of Investment RB, Payroll
                  Tax Workers Compensation Project,
                  MBIA, ETM
                     6.875%, 06/01/11                                    21,005
                                                                   ------------
               NEBRASKA -- 0.3%
     100,000   Madison County, Hospital
                  Authority RB, Faith Regional
                  Healthcare Services Project,
                  RADIAN
                     4.850%, 07/01/09                                   101,647

 Principal
  Amount $                                                            Value $
------------                                                       ------------
     560,000   Omaha, Public Power District RB,
                  Series B, ETM
                     6.150%, 02/01/12                                   606,133
                                                                   ------------
                                                                        707,780
               NEVADA -- 2.2%
   5,200,000   Clark County, Pollution Control RB,
                  Nevada Power Company Project,
                  ACA
                     5.300%, 10/01/11                                 5,116,436
      35,000   State Municipal Bond GO, Project No.
                  28-31-C, ETM
                     7.200%, 01/01/09                                    35,665
                                                                   ------------
                                                                      5,152,101
               NEW HAMPSHIRE -- 1.0%
   2,245,000   Claremont GO (5)
                     6.000%, 08/15/17                                 2,431,200
                                                                   ------------
               NEW JERSEY -- 2.3%
   1,000,000   Haddon Township BAN (5)
                     5.625%, 02/15/08                                   999,990
       5,000   Hudson County GO
                     5.125%, 08/01/08                                     5,069
     500,000   Manalapan Township BAN
                     4.250%, 02/08/08                                   500,165
     150,000   State Economic Development Authority RB,
                  Newark Downtown District Management
                     4.500%, 06/15/08                                   150,668
   1,990,000   State Health Care Facilities Authority RB,
                  Catholic Health East Issue, Series E (1)
                     4.062%, 11/15/33                                 1,642,645
     125,000   State Health Care Facilities Financing
                  Authority RB, Allegany Health, Our
                  Lady of Lourdes, MBIA, ETM
                     5.000%, 07/01/08                                   125,284
               State Higher Education Assistance
                  Authority RB, Series A, AMT,
                  AMBAC
     885,000         5.150%, 06/01/12                                   898,682
     845,000         5.050%, 06/01/11                                   850,281
     300,000   State Housing & Mortgage Finance
                  Agency RB, Multi-Family Housing,
                  Series A, AMT, FSA
                     5.050%, 11/01/18                                   304,845
                                                                   ------------
                                                                      5,477,629
               NEW MEXICO -- 0.1%
     260,000   State, Mortgage Financial Authority
                  RB, Single-Family Housing,
                  Series A2, Class I, AMT, GNMA,
                  FNMA, FHLMC
                     3.900%, 01/01/19                                   260,283
                                                                   ------------
               NEW YORK -- 4.9%
     100,000   Freeport GO
                     4.500%, 08/01/08                                   101,157
     500,000   Highland Hospital RB, Rochester (5)
                     5.150%, 08/01/08                                   502,205


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER SHORT - TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
------------                                                       ------------
     600,000   New York City, Industrial Development
                  Agency RB, Polytechnic University
                  Project, Pre-Refunded @ 101(7)
                     6.125%, 11/01/10                                   665,868
   4,640,000   New York Mortgage Agency RB
                     5.150%, 04/01/17                                 4,792,702
   2,165,000   New York State Housing Finance
                  Agency RB, Multi-Family Housing,
                  Series B, AMT, SONYMA
                     4.750%, 08/15/37                                 2,179,679
   1,835,000   State Dormitory Authority RB,
                  Concord Nursing Home, GNMA
                     3.875%, 08/15/12                                 1,896,564
      95,000   State Dormitory Authority RB, State
                  Supported Debt, Unrefunded,
                  Series B
                     5.700%, 02/15/09                                    96,207
     370,000   State Urban Development RB, Capital
                  Appreciation, Series O, FSA (3)
                     3.071%, 01/01/11                                   319,895
     750,000   Tobacco Settlement Financing RB,
                  Series B-1C
                     5.250%, 06/01/13                                   755,077
     335,000   Tobacco Settlement Financing RB,
                  Series C-1
                     5.250%, 06/01/12                                   335,580
                                                                   ------------
                                                                     11,644,934
               NORTH CAROLINA -- 0.1%
      25,000   Pasquotank County, Public Schools
                  Project, COP, MBIA
                     5.000%, 06/01/15                                    25,183
      30,000   State Medical Care Community
                  Hospital RB, Memorial Mission
                  Hospital Project, ETM
                     7.625%, 10/01/08                                    30,909
     100,000   State Medical Care Community
                  RB, North Carolina
                  Housing Foundation Project, ACA
                     6.000%, 08/15/10                                   100,768
     125,000   State Medical Care Community
                  RB, Saint Joseph Hospital
                  Project, AMBAC, ETM
                     5.000%, 10/01/08                                   125,264
                                                                   ------------
                                                                        282,124
               NORTH DAKOTA -- 0.1%
     275,000   State Housing Finance Agency RB,
                  Home Mortgage Program, Series A,
                  AMT
                     5.200%, 07/01/19                                   278,314
                                                                   ------------
               OHIO -- 0.7%
      50,000   Cuyahoga County, Deaconess Hospital
                  Project RB, ETM
                     6.750%, 11/01/09                                    52,177
     130,000   Franklin County, First Mortgage RB,
                  OCLC Project, ETM
                     7.500%, 06/01/09                                   135,079

 Principal
  Amount $                                                            Value $
------------                                                       ------------
     500,000   Montgomery County, Health Facilities
                  Authority, Franciscan at Saint Leonard,
                  Pre-Refunded @ 100 (7)
                     5.500%, 01/01/10                                   523,530
     875,000   Summit County, Port Authority RB,
                  Multi-Family Housing, Englewood
                  Apartments Project, AMT
                  (LOC: Transamerica Life)
                     4.250%, 05/01/10                                   889,630
                                                                   ------------
                                                                      1,600,416
               OKLAHOMA -- 1.5%
               Pottawatomie County, Shawnee Public
                  Schools Project RB
     835,000         5.000%, 09/01/08                                   845,296
     930,000         5.000%, 09/01/09                                   959,890
   1,500,000   Tulsa, Industrial Authority TA,
                  Series A (5)
                     7.020%, 01/01/12                                 1,594,740
     175,000   Tulsa, Industrial Authority TA,
                  Series B (5)
                     6.970%, 07/01/11                                   185,701
                                                                   ------------
                                                                      3,585,627
               OREGON -- 0.9%
     405,000   State Housing & Community Services
                  Department RB, Single-Family
                  Mortgage Program, Series F,
                  AMT, MBIA
                     5.650%, 07/01/28                                   407,965
   1,270,000   State Housing & Community Services
                  Department RB, Single-Family
                  Mortgage Program, Series J,
                  AMT, FNMA
                     5.750%, 07/01/29                                 1,280,731
     550,000   State Housing & Community Services
                  Department RB, Single-Family
                  Mortgage Program, Series R, AMT
                     4.200%, 07/01/27                                   552,580
                                                                   ------------
                                                                      2,241,276
               PENNSYLVANIA -- 12.7%
      10,000   Berks County GO, Second Series, MBIA
                     3.100%, 11/15/08                                    10,085
   1,775,000   Bucks County, Industrial Development
                  Authority RB, School Lane Charter
                  School, Series A (8)
                     4.600%, 03/15/17                                 1,725,939
   1,000,000   Chester County, Health & Education
                  Facilities Authority RB, Chester
                  County Hospital, MBIA
                     5.625%, 07/01/08                                 1,006,630
   2,800,000   Cumberland County, Municipal
                  Authority RB, Presbyterian Homes
                  Project, Series B, Mandatory
                  Put, RADIAN (1)(6)
                     4.250%, 12/01/08                                 2,820,720
   6,300,000   Delaware Valley, Regional Financial
                  Authority RB, Series C (1)
                     4.083%, 06/01/27                                 5,441,436
     130,000   Lakeland, School District GO, ETM
                     8.875%, 08/15/10                                   141,895


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER SHORT - TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
------------                                                       ------------
   1,215,000   Lawrence County, Industrial Development
                  Authority RB, Shenango Presbyterian,
                  Series B, Pre-Refunded @ 102 (7)
                     7.500%, 11/15/11                                 1,438,305
     975,000   Lehigh County, General Purpose
                  Authority RB, St. Lukes
                  Hospital Bethlehem (1)
                     4.282%, 08/15/42                                   679,653
   3,670,000   Lycoming County, Hospitals Authority RB,
                  Devine Providence Hospital, Connie Lee
                     5.375%, 11/15/10                                 3,678,184
     515,000   Monroe County, Hospitals Authority
                  RB, Pocono Medical Center
                     5.000%, 01/01/10                                   526,397
     200,000   Philadelphia, Authority for Industrial
                  Development RB, Russell Byers
                  School, Series B (5)
                     6.625%, 05/01/09                                   204,392
      40,000   Philadelphia, Hospitals Authority RB,
                  Thomas Jefferson University
                  Hospital, ETM
                     7.000%, 07/01/08                                    40,804
     740,000   Pittsburgh, Urban Redevelopment
                  Authority TA, Center Triangle,
                  Series B (5)
                     5.420%, 05/01/15                                   777,503
   1,250,000   Sayre, Health Care Facilities Authority
                  RB, Guthrie Health Issue, Series B,
                  Pre-Refunded @ 107.5 (7)
                     7.125%, 12/01/11                                 1,538,100
               State Higher Educational Facilities
                  Authority RB, Indiana University,
                  Series A, XLCA (1)
   4,550,000         3.818%, 07/01/39                                 3,626,578
   4,940,000         3.768%, 07/01/27                                 4,216,092
   1,120,000   State Higher Educational Facilities
                  Authority RB, St. Francis
                  Independent Colleges-Universities
                     5.000%, 11/01/11                                 1,160,712
   1,300,000   State Turnpike Commission BAN,
                  Series B, AMBAC (5)
                     5.290%, 10/15/09                                 1,313,494
                                                                   ------------
                                                                     30,346,919
               SOUTH CAROLINA -- 0.0%
      50,000   Piedmont, Municipal Power
                  Agency RB, Series A, ACA-CBI
                     5.250%, 01/01/15                                    50,721
                                                                   ------------
               SOUTH DAKOTA -- 1.0%
   2,075,000   Lower Brule Sioux Tribe,
                  Pre-Refunded @ 100 (7)
                     6.500%, 02/01/11                                 2,287,190
      95,000   State Lease Revenue Trust COP,
                  Series B, FSA
                     6.500%, 09/01/08                                    97,384
                                                                   ------------
                                                                      2,384,574

 Principal
  Amount $                                                            Value $
------------                                                       ------------
               TENNESSEE -- 0.6%
   1,135,000   Knox County, Health Educational &
                  Housing Facilities Board RB,
                  University Health Systems
                     4.125%, 04/01/11                                 1,150,254
     195,000   State Housing Development
                  Agency RB, Homeownership
                  Program, Series 1D
                     4.700%, 07/01/15                                   201,525
                                                                   ------------
                                                                      1,351,779
               TEXAS -- 4.1%
     275,000   Brownsville GO, Capital Appreciation,
                  AMBAC (3)
                     12.711%, 02/15/11                                  230,051
     400,000   Galveston County, Single-Family
                  Housing Mortgage RB,
                  Mortgaged-Backed Securities
                  Project, Series A, AMT, GNMA,
                  FNMA
                     6.200%, 12/01/32                                   405,384
   2,000,000   Harris County RB, Series B, AMBAC (1)
                     3.932%, 08/15/35                                 1,709,160
     285,000   Howard County GO, RADIAN
                     4.000%, 02/15/10                                   287,890
   2,885,000   Retama, Development Special
                  Facilities RB, Retama Racetrack,
                  ETM (5)
                     8.750%, 12/15/10                                 3,263,454
               State Municipal Gas Acquisition &
                  Supply RB (1)
   2,600,000         4.214%, 09/15/27                                 2,262,000
     250,000         4.044%, 09/15/17                                   233,940
   1,275,000   State Municipal Gas Acquisition &
                  Supply RB, Series B (1)
                     3.674%, 12/15/09                                 1,216,516
     180,000   Valley Community Hospital RB, ETM
                     7.500%, 04/01/09                                   185,854
                                                                   ------------
                                                                      9,794,249
               UTAH -- 0.6%
               Salt Lake City RB, Westminister
                  College Project
     180,000         4.500%, 10/01/08                                   181,156
     200,000         4.500%, 10/01/09                                   202,974
     230,000         4.500%, 10/01/10                                   233,919
     550,000         4.500%, 10/01/11                                   560,956
     265,000   Utah County, Charter School RB,
                  Lincoln Academy, Series B (5)
                     6.900%, 06/15/09                                   271,972
                                                                   ------------
                                                                      1,450,977
               VIRGINIA -- 4.0%
     445,000   Louisa, Industrial Development
                  Authority RB, Pollution Control
                     5.250%, 12/01/08                                   448,235
   2,245,000   Pocahontas Parkway Association,
                  Toll Road RB, Capital Appreciation,
                  1st Tier, Sub-Series C, ETM (3)
                     4.106%, 08/15/08                                 2,219,048


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER SHORT - TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
------------                                                       ------------
     100,000   Pocahontas Parkway Association,
                  Toll Road RB, Capital Appreciation,
                  Series B, ACA,
                  Pre-Refunded @ 45.5 (3)(7)
                     0.066%, 08/15/08                                    44,974
     585,000   Pocahontas Parkway Association,
                  Toll Road RB, Capital Appreciation,
                  Series B, ACA-CBI,
                  Pre-Refunded @ 40.387 (3)(7)
                     7.904%, 08/15/08                                   233,532
   3,795,000   Pocahontas Parkway Association,
                  Toll Road RB, Capital Appreciation,
                  Series B, ACA-CBI,
                  Pre-Refunded @ 57.582 (3)(7)
                     6.324%, 08/15/08                                 2,159,962
   1,740,000   Pocahontas Parkway Association,
                  Toll Road RB, Capital Appreciation,
                  Series B, Pre-Refunded @ 28.382 (3)(7)
                     9.935%, 08/15/08                                   488,122
     700,000   Pocahontas Parkway Association,
                  Toll Road RB, Capital Appreciation,
                  Series B, Pre-Refunded @ 82.1 (3)(7)
                     4.937%, 08/15/08                                   568,057
   1,500,000   Poplar Hill, Community Development
                  Authority COP, Series A (5)
                     5.500%, 09/01/34                                 1,524,225
               Richmond, Metropolitan Authority RB,
                  ETM
     480,000         5.600%, 01/15/13                                   514,776
     350,000         5.400%, 01/15/13                                   353,948
     950,000   Rockbridge County, Industrial Development
                  Authority RB, Horse Center, Series C,
                  Pre-Refunded @ 100 (7)
                     6.850%, 07/15/11                                 1,076,341
                                                                   ------------
                                                                      9,631,220
               WASHINGTON -- 1.5%
   3,400,000   King County, Housing Authority RB,
                  Series A, RADIAN
                     5.050%, 07/01/13                                 3,419,278
     150,000   Northshore, Park & Recreation
                  Services GO
                     5.000%, 12/01/08                                   150,342
                                                                   ------------
                                                                      3,569,620
               WEST VIRGINIA -- 0.0%
      45,000   Cabell, Putnam & Wayne Counties,
                  Single-Family Residential
                  Mortgage RB, FGIC, ETM
                     7.375%, 04/01/10                                    46,647
                                                                   ------------

               WISCONSIN -- 5.3%
     500,000   Antigo, Taxable-Bond Anticipation
                  Notes RB (5)
                     6.375%, 08/01/09                                   507,265
   2,005,000   Ashland BAN, Series A
                     4.500%, 06/01/09                                 2,015,867
   1,250,000   Cedarburg GO (5)
                     5.875%, 12/01/09                                 1,273,625
   1,000,000   Fond Du Lac, Water Works RB, BAN
                     4.000%, 03/01/10                                 1,000,670

 Principal
  Amount $                                                            Value $
------------                                                       ------------
   3,325,000   Kewaskum RB, Water
                  Works & Sewer System, BAN
                     4.250%, 05/01/10                                 3,375,171
   1,250,000   Kronenwetter, Anticipation Notes
                     4.750%, 03/01/11                                 1,267,538
     900,000   Oshkosh, Industrial Development
                  Authority RB, Don Evans Project,
                  AMT, Mandatory Put, (LOC: Marshall
                  & Ilslay) (6)
                     5.500%, 12/01/21                                   907,740
   1,500,000   State Health & Educational
                  Facilities RB, Aurora Health Care,
                  MBIA
                     5.000%, 08/15/09                                 1,532,220
     745,000   State Housing & Economic
                  Development Authority RB, Series E,
                  AMT
                     5.800%, 09/01/17                                   753,672
                                                                   ------------

                                                                     12,633,768
                                                                   ------------

               TOTAL MUNICIPAL BONDS
               (Cost $212,161,174)                                  208,801,528
                                                                   ------------
               CORPORATE OBLIGATIONS -- 1.3%
     437,092   IIS/Syska Holdings Energy(8)
                     3.900%, 08/15/08                                   433,128
     250,000   Kidspeace National Centers of
                  Georgia, USDA (1)(2)(4)(9)
                     6.300%, 12/01/28                                   272,310
   2,331,148   Niagara Elmwood (5)(9)
                     6.120%, 12/15/11                                 2,426,818
                                                                   ------------

               TOTAL CORPORATE OBLIGATIONS
                  (Cost $3,017,174)                                   3,132,256
                                                                   ------------

   Shares
------------
               SHORT-TERM INVESTMENTS -- 10.3%
  24,533,850   BlackRock Institutional Muni Fund                     24,533,850
                  Portfolio, 2.901% (11)
       9,134   JPMorgan Tax Free Money Market
                  Fund, 2.710% (11)                                       9,134
                                                                   ------------

               TOTAL SHORT-TERM INVESTMENTS
                  (Cost $24,542,984)                                 24,542,984
                                                                   ------------

               TOTAL INVESTMENTS -- 99.2%
               (Cost $239,721,332)*                                 236,476,768
                                                                   ------------

               OTHER ASSETS LESS
                  LIABILITIES -- 0.8%                                 1,938,337
                                                                   ------------

               NET ASSETS - 100.0%                                 $238,415,105
                                                                   ============


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER SHORT - TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

* AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $239,721,332, AND THE UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS OWNED BY THE FUND WERE $2,890,667 AND $(6,135,231), RESPECTIVELY.

(1)   VARIABLE RATE SECURITY -- RATE DISCLOSED IS AS OF JANUARY 31, 2008

(2)   SECURITY CONSIDERED RESTRICTED.

(3) ZERO COUPON SECURITY -- RATE DISCLOSED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE

(4) SECURITY CONSIDERED ILLIQUID. ON JANUARY 31, 2008 THE VALUE OF THESE SECURITIES AMOUNTED TO $779,323 REPRESENTING 0.3% OF THE NET ASSETS OF THE FUND.

(5)   SECURITY IS TAXABLE.

(6) MANDATORY PUT SECURITY -- THE MANDATORY PUT DATE IS SHOWN AS THE MATURITY DATE ON THE SCHEDULE OF INVESTMENTS.

(7)   PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

(8) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THIS SECURITY MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON JANUARY 31, 2008, THE VALUE OF THIS SECURITY AMOUNTED TO $2,159,067, REPRESENTING 0.9% OF THE NET ASSETS OF THE FUND.

(9)   PRIVATE PLACEMENT SECURITY.

(10) STEP BOND -- COUPON RATE INCREASES IN INCREMENTS TO MATURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2008.

(11)  THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31,
      2008.

AMT -- INCOME FROM SECURITY MAY BE SUBJECT TO ALTERNATIVE MINIMUM TAX. BAN -- BOND ANTICIPATION NOTE
CBI -- COMMUNITY-BASED INITIATIVES
COP -- CERTIFICATE OF PARTICIPATION
CRA -- COMMUNITY REDEVELOPMENT AGENCY
ETM -- ESCROWED TO MATURITY
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
LLP -- LIMITED LIABILITY PARTNERSHIP
LOC -- LETTER OF CREDIT
NA -- NATIONAL ASSOCIATION
RB -- REVENUE BOND
SA -- SPECIAL ASSESSMENT
TA -- TAX ALLOCATION

GUARANTEED AS TO PRINCIPAL AND INTEREST BY THE ORGANIZATION IDENTIFIED BELOW:
ACA -- AMERICAN CAPITAL ACCESS
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC -- FINANCIAL GUARANTEE INSURANCE COMPANY
FHA -- FEDERAL HOUSING ADMINISTRATION
FSA -- FINANCIAL SECURITY ASSURANCE
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RADIAN -- RADIAN GUARANTY
SONYMA -- SONYMA GUARANTY
USDA -- USDA GUARANTY
XLCA -- XL CAPITAL ASSURANCE

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
RESTRICTED SECURITIES:

As of January 31, 2008, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registrations under the Securities Act of 1933 or pursuant to an exemption therefrom. These investments are valued in accordance with procedures approved by the Fund's Board of Trustees. The acquisition dates of these investments, along with their costs and values as of January 31, 2008, were as follows:

                                PRINCIPAL   ACQUISITION                              % OF NET
                                 AMOUNT        DATE          COST     MARKET VALUE    ASSETS
----------------------------------------------------------------------------------------------
Hapeville, Development
   Authority RB
   6.500%, 08/01/09             $ 490,000     7/12/06     $ 490,000      $ 507,013     0.2%
Kidspeace National Centers
   of Georgia, USDA
   6.300%, 12/01/28               250,000      1/5/04       250,000        272,310     0.1


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER MULTI-ASSET GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

   Shares                                                             Value $
------------                                                       ------------
               EQUITY FUNDS -- 28.9%
      39,628   Highbridge Statistical Market Neutral
                  Class A                                               601,944
      64,549   Schroder Emerging Market Equity
                  Fund +                                                821,705
      74,562   Schroder International Alpha Fund +                      847,772
      89,579   Schroder International Diversified
                  Value Fund +                                          860,856
     195,503   Schroder Strategic Bond Fund +                         2,046,921
     310,225   Schroder U.S. Small and Mid Cap
                  Opportunities Fund +                                3,269,774
                                                                   ------------
               TOTAL EQUITY FUNDS
                  (Cost $8,749,420)                                   8,448,972
                                                                   ------------

               EXCHANGE TRADED FUNDS -- 28.1%
      27,036   iPath Dow Jones-AIG Commodity
                  Index Total Return ETN (1)                          1,584,310
       8,962   iShares Dow Jones U.S. Real Estate
                  Index Fund                                            585,219
       4,843   iShares MSCI EAFE Index Fund                             350,100
       8,280   iShares MSCI EMU Index Fund                              889,851
      45,254   iShares MSCI Japan Index Fund                            577,441
       4,392   iShares MSCI Pacific ex-Japan Index
                  Fund                                                  623,313
       9,014   iShares Russell 1000 Growth Index
                  Fund                                                  504,604
       5,787   iShares S&P 500 Index Fund                               796,349
      12,479   iShares S&P World ex-U.S. Property
                  Index Fund                                            588,510
      28,988   PowerShares Emerging Markets
                  Sovereign Debt Portfolio                              743,832
       6,337   PowerShares International Listed
                  Private Equity Portfolio                              134,218
      40,437   PowerShares Listed Private Equity
                  Portfolio                                             863,734
                                                                   ------------
               TOTAL EXCHANGE TRADED FUNDS
                  (Cost $8,385,772)                                   8,241,481
                                                                   ------------

               FIXED INCOME FUNDS -- 15.6%
     312,615   Goldman Sachs High Yield Fund                          2,291,468
     100,144   PIMCO Developing Local Markets
                  Fund                                                1,068,533
     111,933   PIMCO Emerging Markets Bond Fund                       1,205,515
                                                                   ------------
               TOTAL FIXED INCOME FUNDS
                  (Cost $4,636,527)                                   4,565,516
                                                                   ------------

               COMMODITY FUND -- 8.6%
     142,588   PIMCO Commodity RealReturn
                  Strategy Fund                                       2,506,691
                                                                   ------------
               TOTAL COMMODITY FUND
                  (Cost $2,334,338)                                   2,506,691
                                                                   ------------

   Shares                                                             Value $
------------                                                       ------------
               COMMON STOCK -- 1.2%
     158,884   HSBC Infrastructure                                      357,014
                                                                   ------------
               TOTAL COMMON STOCK
               (Cost $364,307)                                          357,014
                                                                   ------------

               SHORT-TERM
               INVESTMENT -- 10.4%
   3,053,001   JPMorgan Chase Bank, N.A. Time
                  Deposit (Nassau), 3.010%                            3,053,001
                                                                   ------------
               TOTAL SHORT-TERM INVESTMENT
                  (Cost $3,053,001)                                   3,053,001
                                                                   ------------

               TOTAL INVESTMENTS -- 92.8%
               (Cost $27,523,365)*                                   27,172,675
                                                                   ------------

               OTHER ASSETS LESS
                  LIABILITIES -- 7.2%                                 2,102,366
                                                                   ------------

               NET ASSETS - 100.0%                                 $ 29,275,041
                                                                   ============

+     INVESTMENT IN AFFILIATED SECURITY.

* AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $27,523,365, AND THE UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS OWNED BY THE FUND WERE $372,671 AND $(723,361), RESPECTIVELY.

(1)   NON-INCOME PRODUCING SECURITY.

EAFE -- EUROPE, AUSTRALASIA AND THE FAR EAST
EMU -- EUROPEAN MONETARY UNION
ETN -- EXCHANGE TRADED NOTES
LIBOR -- LONDON INTERBANK OFFERED RATE
MSCI -- MORGAN STANLEY CAPITAL INTERNATIONAL
S&P -- STANDARD & POOR'S

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Schroder Mutual Funds most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER MULTI-ASSET GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
SWAP AGREEMENTS:
A summary of the outstanding Total Return Swap agreements held by the Fund at January 31, 2008 is as follows:

                                                                  NET UNREALIZED
                                        EXPIRATION    NOTIONAL     APPRECIATION
DESCRIPTION                                DATE        AMOUNT     (DEPRECIATION)
--------------------------------------------------------------------------------

Fund receives semi-annually the
  return of the S&P 500 Total Return
  Index based on notional amount. The
  Fund pays quarterly USD LIBOR times
  notional amount. (Counterparty: JP
  Morgan)                                12/26/08   $ 3,000,534      $ (163,678)
Fund pays semi-annually the return
  of the Russell 2000 Total Return
  Index based on notional amount. The
  Fund receives quarterly USD LIBOR
  less 140 basis points times notional
  amount. (Counterparty: JP Morgan)      12/26/08   $ 3,001,608         176,231
                                                                  --------------
                                                                     $   12,553
                                                                  ==============

--------------------------------------------------------------------------------
FUTURES CONTRACTS:
The Fund had the following futures contracts outstanding as of January 31, 2008:

                           NUMBER OF                                   NET UNREALIZED
                           CONTRACTS      VALUE     EXPIRATION DATE     DEPRECIATION
-------------------------------------------------------------------------------------
SHORT:
  British Pound                9       $ 1,116,450     Mar-2008            $ (22,125)
  Euro Foreign Exchange        7         1,300,163     Mar-2008              (32,988)
                                                                      ---------------
                                                                           $ (55,113)
                                                                      ===============

--------------------------------------------------------------------------------
The following is a summary of the inputs used in valuing the Fund's assets, which are carried at fair value, as of January 31, 2008:

                                                                    SWAP           FUTURES
                                                                 AGREEMENTS       CONTRACTS
                                                 INVESTMENTS        (NET            (NET
                                                IN SECURITIES    UNREALIZED      UNREALIZED
VALUATION INPUTS                                 (AT VALUE $)   APPRECIATION)   DEPRECIATION)
----------------------------------------------------------------------------------------------
Level 1 - Quoted Prices in active markets        $ 27,172,675              --       $(55,113)
Level 2 - Other Significant Observable Inputs              --        $ 12,553             --
Level 3 - Significant Unobservable Inputs                  --              --             --
                                                ----------------------------------------------
Total                                            $ 27,172,675        $ 12,553       $(55,113)
                                                ==============================================


--------------------------------------------------------------------------------

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the design and operation of the registrant's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.



--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                               Schroder Series Trust


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           -----------------------------
                                           Mark A. Hemenetz
                                           Principal Executive Officer
Date: March 31, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           -----------------------------
                                           Mark A. Hemenetz
                                           Principal Executive Officer
Date: March 31, 2008


By (Signature and Title)*                  /s/ Alan M. Mandel
                                           -----------------------------
                                           Alan M. Mandel
                                           Treasurer and Chief Financial Officer
Date: March 31, 2008


* Print the name and title of each signing officer under his or her signature.